UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Balanced Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

Balanced Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	32

Officers and Trustees	35

Important Notices	36

Eaton Vance

Balanced Fund

June 30, 2016

Performance1,2

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/1932	04/01/1932	3.27%	3.02%	8.81%	6.72%
Class A with 5.75% Maximum Sales Charge	—	—	–2.67	–2.88	7.52	6.08
Class B at NAV	11/02/1993	04/01/1932	2.86	2.18	8.00	5.91
Class B with 5% Maximum Sales Charge	—	—	–2.14	–2.81	7.71	5.91
Class C at NAV	11/02/1993	04/01/1932	2.94	2.22	8.00	5.93
Class C with 1% Maximum Sales Charge	—	—	1.94	1.22	8.00	5.93
Class I at NAV	09/28/2012	04/01/1932	3.39	3.26	9.00	6.81
Class R at NAV	05/02/2016	04/01/1932	3.13	2.89	8.78	6.70
Class R6 at NAV	05/02/2016	04/01/1932	3.39	3.27	9.00	6.81
S&P 500 Index	—	—	3.84%	3.99%	12.09%	7.42%
Barclays U.S. Aggregate Bond Index	—	—	5.31	6.00	3.76	5.13
Blended Index	—	—	4.52	5.04	8.90	6.81

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I	Class R	Class R6
Gross	1.02%	1.77%	1.77%	0.77%	1.27%	0.73%
Net	0.98	1.73	1.73	0.73	1.23	0.69

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Balanced Fund

June 30, 2016

Fund Profile4

Asset Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

Fixed Income Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Balanced Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The blended index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.

Fund profile subject to change due to active management.

4

Eaton Vance

Balanced Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016) for Class A, Class B, Class C and Class I and (May 2, 2016 – June 30, 2016) for Class R and Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2016 - June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16 – 6/30/16)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,032.70	$4.95	***	0.98%
Class B	$1,000.00	$1,028.60	$8.73	***	1.73%
Class C	$1,000.00	$1,029.40	$8.73	***	1.73%
Class I	$1,000.00	$1,033.90	$3.69	***	0.73%
Class R	$1,000.00	$1,014.40	$2.03	***	1.23%
Class R6	$1,000.00	$1,015.10	$1.14	***	0.69%

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.92	***	0.98%
Class B	$1,000.00	$1,016.30	$8.67	***	1.73%
Class C	$1,000.00	$1,016.30	$8.67	***	1.73%
Class I	$1,000.00	$1,021.20	$3.67	***	0.73%
Class R	$1,000.00	$1,018.70	$6.17	***	1.23%
Class R6	$1,000.00	$1,021.40	$3.47	***	0.69%

*	Class R and Class R6 had not commenced operations on January 1, 2016. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period); 60/366 for Class R and Class R6 (to reflect the period from commencement of operations on May 2, 2016 to June 30, 2016). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015 (May 2, 2016 for Class R and Class R6). The Example reflects the expenses of both the Fund and the Portfolios.

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015 (May 2, 2016 for Class R and Class R6). The Example reflects the expenses of both the Fund and the Portfolios.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Balanced Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Investment in Core Bond Portfolio, at value (identified cost, $330,209,277)	$337,154,144
Investment in Stock Portfolio, at value (identified cost, $383,991,413)	419,311,932
Receivable for Fund shares sold	6,316,042
Receivable from affiliate	58,307
Total assets	$762,840,425

Liabilities
Payable for Fund shares redeemed	$1,516,299
Payable to affiliates:
Administration fee	24,091
Distribution and service fees	253,037
Trustees’ fees	125
Accrued expenses	108,227
Total liabilities	$1,901,779
Net Assets	$760,938,646

Sources of Net Assets
Paid-in capital	$721,358,972
Accumulated net realized loss from Portfolios	(1,626,052)
Accumulated distributions in excess of net investment income	(1,059,660)
Net unrealized appreciation from Portfolios	42,265,386
Net Assets	$760,938,646

6	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited) — continued

Class A Shares	June 30, 2016
Net Assets	$365,583,813
Shares Outstanding	43,579,403
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.39
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.90

Class B Shares
Net Assets	$6,506,716
Shares Outstanding	774,456
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.40

Class C Shares
Net Assets	$222,014,610
Shares Outstanding	26,358,089
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.42

Class I Shares
Net Assets	$166,831,477
Shares Outstanding	19,879,359
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.39

Class R Shares
Net Assets	$1,014
Shares Outstanding	121
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.38

Class R6 Shares
Net Assets	$1,016
Shares Outstanding	121
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$8.39

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends allocated from Portfolios (net of foreign taxes, $32,117)	$4,023,732
Interest allocated from Portfolios	3,247,668
Securities lending income allocated from Portfolios, net	249
Expenses allocated from Portfolios	(1,797,736)
Total investment income from Portfolios	$5,473,913

Expenses
Administration fee	$123,419
Distribution and service fees
Class A	403,817
Class B	35,664
Class C	869,259
Class R	1
Trustees’ fees and expenses	250
Custodian fee	22,113
Transfer and dividend disbursing agent fees	276,279
Legal and accounting services	21,727
Printing and postage	33,587
Registration fees	75,980
Miscellaneous	10,186
Total expenses	$1,872,282
Deduct —
Allocation of expenses to affiliate	$89,879
Total expense reductions	$89,879

Net expenses	$1,782,403

Net investment income	$3,691,510

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$(1,212,126)
Foreign currency transactions	(6,750)
Net realized loss	$(1,218,876)
Change in unrealized appreciation (depreciation) —
Investments	$21,137,961
Foreign currency	976
Net change in unrealized appreciation (depreciation)	$21,138,937

Net realized and unrealized gain	$19,920,061

Net increase in net assets from operations	$23,611,571

8	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$3,691,510	$3,192,345
Net realized gain (loss) from investment transactions, financial futures contracts and foreign currency transactions	(1,218,876)	9,897,653
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and foreign currency	21,138,937	(5,726,811)
Net increase in net assets from operations	$23,611,571	$7,363,187
Distributions to shareholders —
From net investment income
Class A	$(2,682,458)	$(3,202,065)
Class B	(29,258)	(58,457)
Class C	(892,416)	(657,136)
Class I	(1,147,030)	(689,611)
Class R	(4)	—
Class R6	(4)	—
From net realized gain
Class A	—	(10,522,814)
Class B	—	(403,708)
Class C	—	(4,126,088)
Class I	—	(2,007,316)
Total distributions to shareholders	$(4,751,170)	$(21,667,195)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$91,263,961	$133,503,947
Class B	387,633	1,344,828
Class C	90,929,243	92,461,234
Class I	108,703,890	66,807,789
Class R	1,000	—
Class R6	1,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,411,056	12,421,660
Class B	24,687	381,208
Class C	821,910	4,323,916
Class I	958,292	2,115,933
Class R	4	—
Class R6	4	—
Cost of shares redeemed
Class A	(32,367,371)	(42,440,814)
Class B	(902,320)	(1,870,921)
Class C	(12,412,822)	(16,216,772)
Class I	(24,817,788)	(13,395,777)
Net asset value of shares exchanged
Class A	1,145,519	1,617,657
Class B	(1,145,519)	(1,617,657)
Net increase in net assets from Fund share transactions	$225,002,379	$239,436,231
Other capital —
Portfolio transaction fee contributed to Portfolio	$(131,443)	$—
Portfolio transaction fee allocated from Portfolio	115,626	—
Net decrease in net assets from other capital	$(15,817)	$—

Net increase in net assets	$243,846,963	$225,132,223

Net Assets
At beginning of period	$517,091,683	$291,959,460
At end of period	$760,938,646	$517,091,683

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,059,660)	$—

9	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2016

Financial Highlights

	Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014	2013	2012	2011
Net asset value — Beginning of period	$8.190		$8.460		$8.460	$7.570	$6.910	$6.940

Income (Loss) From Operations
Net investment income(1)	$0.055		$0.088		$0.090	$0.077	$0.096	$0.107
Net realized and unrealized gain (loss)	0.211		0.139		0.703	1.491	0.694	(0.016)

Total income from operations	$0.266		$0.227		$0.793	$1.568	$0.790	$0.091

Less Distributions
From net investment income	$(0.066)		$(0.116)		$(0.110)	$(0.101)	$(0.130)	$(0.121)
From net realized gain	—		(0.381)		(0.683)	(0.577)	—	—

Total distributions	$(0.066)		$(0.497)		$(0.793)	$(0.678)	$(0.130)	$(0.121)

Net asset value — End of period	$8.390		$8.190		$8.460	$8.460	$7.570	$6.910

Total Return(2)	3.27	%(3)	2.65%		9.62%	20.96%	11.50%	1.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$365,584		$293,994		$197,190	$171,322	$159,831	$154,498
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.98	%(6)(7)	1.05	%(6)	1.14%	1.14%	1.16%	1.14%
Net investment income	1.36	%(7)	1.05%		1.02%	0.93%	1.31%	1.54%
Portfolio Turnover of the Fund(8)	5	%(3)	2%		17%	9%	2%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014	2013	2012	2011
Net asset value — Beginning of period	$8.200		$8.470		$8.470	$7.570	$6.910	$6.940

Income (Loss) From Operations
Net investment income(1)	$0.025		$0.025		$0.024	$0.015	$0.041	$0.055
Net realized and unrealized gain (loss)	0.209		0.139		0.702	1.501	0.692	(0.018)

Total income from operations	$0.234		$0.164		$0.726	$1.516	$0.733	$0.037

Less Distributions
From net investment income	$(0.034)		$(0.053)		$(0.043)	$(0.039)	$(0.073)	$(0.067)
From net realized gain	—		(0.381)		(0.683)	(0.577)	—	—

Total distributions	$(0.034)		$(0.434)		$(0.726)	$(0.616)	$(0.073)	$(0.067)

Net asset value — End of period	$8.400		$8.200		$8.470	$8.470	$7.570	$6.910

Total Return(2)	2.86	%(3)	1.88%		8.78%	20.19%	10.65%	0.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,507		$7,992		$10,022	$11,770	$10,966	$12,903
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.73	%(6)(7)	1.80	%(6)	1.89%	1.89%	1.91%	1.89%
Net investment income	0.61	%(7)	0.29%		0.27%	0.18%	0.55%	0.78%
Portfolio Turnover of the Fund(8)	5	%(3)	2%		17%	9%	2%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014	2013	2012	2011
Net asset value — Beginning of period	$8.220		$8.500		$8.500	$7.600	$6.940	$6.970

Income (Loss) From Operations
Net investment income(1)	$0.025		$0.026		$0.024	$0.015	$0.041	$0.055
Net realized and unrealized gain (loss)	0.215		0.138		0.705	1.502	0.693	(0.018)

Total income from operations	$0.240		$0.164		$0.729	$1.517	$0.734	$0.037

Less Distributions
From net investment income	$(0.040)		$(0.063)		$(0.046)	$(0.040)	$(0.074)	$(0.067)
From net realized gain	—		(0.381)		(0.683)	(0.577)	—	—

Total distributions	$(0.040)		$(0.444)		$(0.729)	$(0.617)	$(0.074)	$(0.067)

Net asset value — End of period	$8.420		$8.220		$8.500	$8.500	$7.600	$6.940

Total Return(2)	2.94	%(3)	1.86%		8.78%	20.14%	10.61%	0.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$222,015		$137,051		$60,351	$39,432	$25,783	$28,474
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.73	%(6)(7)	1.80	%(6)	1.88%	1.89%	1.91%	1.89%
Net investment income	0.62	%(7)	0.30%		0.28%	0.18%	0.55%	0.79%
Portfolio Turnover of the Fund(8)	5	%(3)	2%		17%	9%	2%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

12	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2012(1)
			2015		2014	2013
Net asset value — Beginning of period	$8.190		$8.460		$8.460	$7.560	$7.610

Income (Loss) From Operations
Net investment income(2)	$0.066		$0.109		$0.115	$0.099	$0.032
Net realized and unrealized gain (loss)	0.210		0.138		0.700	1.500	(0.049)

Total income (loss) from operations	$0.276		$0.247		$0.815	$1.599	$(0.017)

Less Distributions
From net investment income	$(0.076)		$(0.136)		$(0.132)	$(0.122)	$(0.033)
From net realized gain	—		(0.381)		(0.683)	(0.577)	—

Total distributions	$(0.076)		$(0.517)		$(0.815)	$(0.699)	$(0.033)

Net asset value — End of period	$8.390		$8.190		$8.460	$8.460	$7.560

Total Return(3)	3.39	%(4)	2.88%		9.89%	21.42%	(0.22	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$166,831		$78,055		$24,397	$6,198	$5
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.73	%(7)(8)	0.80	%(7)	0.89%	0.89%	0.90	%(8)
Net investment income	1.62	%(8)	1.29%		1.31%	1.19%	1.65	%(8)
Portfolio Turnover of the Fund(9)	5	%(4)	2%		17%	9%	2	%(10)

(1)	For the period from commencement of operations on September 28, 2012 to December 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)	For the Fund’s year ended December 31, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2016

Financial Highlights — continued

	Class R
	Period Ended June 30, 2016 (Unaudited)(1)
Net asset value — Beginning of period	$8.290

Income (Loss) From Operations
Net investment income(2)	$0.015
Net realized and unrealized gain	0.104

Total income from operations	$0.119

Less Distributions
From net investment income	$(0.029)

Total distributions	$(0.029)

Net asset value — End of period	$8.380

Total Return(3)	1.44	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.23	%(7)(8)
Net investment income	1.10	%(8)
Portfolio Turnover of the Fund(9)	5	%(4)(10)

(1)	For the period from commencement of operations on May 2, 2016 to June 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the period ended June 30, 2016). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)	For the Fund’s six months ended June 30, 2016.

14	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2016

Financial Highlights — continued

	Class R6
	Period Ended June 30, 2016 (Unaudited)(1)
Net asset value — Beginning of period	$8.300

Income (Loss) From Operations
Net investment income(2)	$0.022
Net realized and unrealized gain	0.104

Total income from operations	$0.126

Less Distributions
From net investment income	$(0.036)

Total distributions	$(0.036)

Net asset value — End of period	$8.390

Total Return(3)	1.51	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.69	%(7)(8)
Net investment income	1.63	%(8)
Portfolio Turnover of the Fund(9)	5	%(4)(10)

(1)	For the period from commencement of operations on May 2, 2016 to June 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the period ended June 30, 2016). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)	For the Fund’s six months ended June 30, 2016.

15	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at June 30, 2016 were as follows: Core Bond Portfolio (70.9%) and Stock Portfolio (78.6%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.

Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

16

Eaton Vance

Balanced Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2015, the Fund had a net capital loss of $501,914 attributable to security transactions incurred after October 31, 2015 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2016.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2016, the administration fee amounted to $123,419. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73%, 1.73%, 0.73%, 1.23% and 0.69% of the Fund’s average daily net assets for Class A, Class B, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after April 30, 2017. Pursuant to this agreement, EVM was allocated $89,879 of the Fund’s operating expenses for the six months ended June 30, 2016. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended June 30, 2016, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $1,651,598 or 0.53% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2016, EVM earned $19,204 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $180,003 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2016. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

17

Eaton Vance

Balanced Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $403,817 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2016, the Fund paid or accrued to EVD $26,748 and $651,944 for Class B and Class C shares, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2016, the Fund paid or accrued to EVD less than $0.50 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2016 amounted to $8,916, $217,315 and less than $0.50 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2016, the Fund was informed that EVD received approximately $10,000, $1,000 and $21,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2016, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Core Bond Portfolio	$130,657,310	$9,744,497
Stock Portfolio	121,562,475	18,842,951

In addition, a Portfolio transaction fee is imposed by Stock Portfolio on the combined daily inflows or outflows of the Fund and Stock Portfolio’s other investors as more fully described at Note 1 of Stock Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in Stock Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as other capital on the Statements of Changes in Net Assets.

18

Eaton Vance

Balanced Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	11,200,663	15,939,940
Issued to shareholders electing to receive payments of distributions in Fund shares	293,465	1,483,955
Redemptions	(3,968,454)	(5,014,497)
Exchange from Class B shares	140,500	190,191

Net increase	7,666,174	12,599,589

Class B	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	47,569	158,577
Issued to shareholders electing to receive payments of distributions in Fund shares	3,016	45,209
Redemptions	(110,752)	(222,176)
Exchange to Class A shares	(140,387)	(190,065)

Net decrease	(200,554)	(208,455)

Class C	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	11,106,145	10,973,580
Issued to shareholders electing to receive payments of distributions in Fund shares	99,698	515,131
Redemptions	(1,512,171)	(1,920,798)

Net increase	9,693,672	9,567,913

Class I	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	13,275,810	7,985,673
Issued to shareholders electing to receive payments of distributions in Fund shares	116,169	254,379
Redemptions	(3,044,908)	(1,591,928)

Net increase	10,347,071	6,648,124

19

Eaton Vance

Balanced Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class R	Period Ended June 30, 2016 (Unaudited)(1)

Sales	121
Issued to shareholders electing to receive payments of distributions in Fund shares	0	(2)

Net increase	121

Class R6	Period Ended June 30, 2016 (Unaudited)(1)

Sales	121
Issued to shareholders electing to receive payments of distributions in Fund shares	0	(2)

Net increase	121

(1)	For the period from commencement of operations on May 2, 2016 to June 30, 2016.

(2)	Represents less than 0.5 shares.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2016 and December 31, 2015, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

20

Stock Portfolio

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value

Aerospace & Defense — 4.7%
Hexcel Corp.	66,727	$2,778,512
Raytheon Co.	72,543	9,862,221
United Technologies Corp.	119,584	12,263,339

		$24,904,072

Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The)	103,396	$2,653,141

		$2,653,141

Banks — 5.4%
First Republic Bank	40,000	$2,799,600
U.S. Bancorp	242,262	9,770,427
Wells Fargo & Co.	347,676	16,455,505

		$29,025,532

Beverages — 2.3%
PepsiCo, Inc.	115,878	$12,276,115

		$12,276,115

Biotechnology — 3.1%
Celgene Corp.(1)	22,035	$2,173,312
Gilead Sciences, Inc.	136,336	11,373,149
Incyte Corp.(1)	15,976	1,277,761
Vertex Pharmaceuticals, Inc.(1)	21,496	1,849,086

		$16,673,308

Chemicals — 1.4%
Monsanto Co.	25,598	$2,647,089
RPM International, Inc.	94,856	4,738,057

		$7,385,146

Commercial Services & Supplies — 0.9%
Tyco International PLC	111,008	$4,728,941

		$4,728,941

Containers & Packaging — 1.3%
International Paper Co.	169,030	$7,163,491

		$7,163,491

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	54,646	$7,912,194

		$7,912,194

Security	Shares	Value

Diversified Telecommunication Services — 3.0%
Verizon Communications, Inc.	282,911	$15,797,750

		$15,797,750

Electric Utilities — 1.9%
NextEra Energy, Inc.	78,280	$10,207,712

		$10,207,712

Electrical Equipment — 0.9%
Hubbell, Inc.	46,087	$4,860,796

		$4,860,796

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	74,136	$5,862,675

		$5,862,675

Food & Staples Retailing — 2.0%
Kroger Co. (The)	234,592	$8,630,640
Sprouts Farmers Market, Inc.(1)	91,942	2,105,472

		$10,736,112

Food Products — 3.0%
Blue Buffalo Pet Products, Inc.(1)	67,000	$1,563,780
General Mills, Inc.	55,530	3,960,400
Pinnacle Foods, Inc.	227,957	10,552,129

		$16,076,309

Health Care Equipment & Supplies — 2.0%
Zimmer Biomet Holdings, Inc.	87,706	$10,558,048

		$10,558,048

Health Care Providers & Services — 2.6%
Humana, Inc.	24,019	$4,320,538
McKesson Corp.	51,345	9,583,544

		$13,904,082

Household Durables — 2.3%
Helen of Troy, Ltd.(1)	26,474	$2,722,586
Newell Brands, Inc.	196,230	9,530,891

		$12,253,477

Industrial Conglomerates — 2.6%
General Electric Co.	433,217	$13,637,671

		$13,637,671

21	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 4.3%
American Financial Group, Inc.	142,471	$10,532,881
Chubb, Ltd.	95,142	12,436,011

		$22,968,892

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.(1)	13,449	$9,624,373

		$9,624,373

Internet Software & Services — 7.3%
Alphabet, Inc., Class C(1)	31,339	$21,689,722
eBay, Inc.(1)	352,178	8,244,487
Facebook, Inc., Class A(1)	78,264	8,944,010

		$38,878,219

IT Services — 3.9%
Fiserv, Inc.(1)	55,322	$6,015,161
Genpact, Ltd.(1)	258,790	6,945,924
International Business Machines Corp.	24,607	3,734,851
Visa, Inc., Class A	55,332	4,103,974

		$20,799,910

Media — 3.9%
Time Warner, Inc.	161,159	$11,851,633
Walt Disney Co. (The)	90,655	8,867,872

		$20,719,505

Multi-Utilities — 1.7%
Sempra Energy	77,624	$8,850,689

		$8,850,689

Oil, Gas & Consumable Fuels — 6.2%
Anadarko Petroleum Corp.	86,280	$4,594,410
Chevron Corp.	77,820	8,157,871
EOG Resources, Inc.	58,147	4,850,623
Occidental Petroleum Corp.	132,508	10,012,304
Royal Dutch Shell PLC, Class B	207,612	5,736,023

		$33,351,231

Pharmaceuticals — 6.8%
Eli Lilly & Co.	68,699	$5,410,046
Jazz Pharmaceuticals PLC(1)	28,431	4,017,584
Johnson & Johnson	141,106	17,116,158
Teva Pharmaceutical Industries, Ltd. ADR	193,125	9,700,669

		$36,244,457

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 4.0%
Equity Residential	166,767	$11,486,911
Federal Realty Investment Trust	58,558	9,694,277

		$21,181,188

Road & Rail — 1.1%
Norfolk Southern Corp.	69,188	$5,889,974

		$5,889,974

Semiconductors & Semiconductor Equipment — 3.0%
Broadcom, Ltd.	27,728	$4,308,931
Intel Corp.	161,466	5,296,085
NXP Semiconductors NV(1)	30,702	2,405,195
Texas Instruments, Inc.	68,346	4,281,877

		$16,292,088

Software — 2.5%
Mentor Graphics Corp.	328,732	$6,988,842
Verint Systems, Inc.(1)	185,439	6,143,594

		$13,132,436

Specialty Retail — 2.9%
Lowe’s Cos., Inc.	157,642	$12,480,517
Sally Beauty Holdings, Inc.(1)	105,910	3,114,813

		$15,595,330

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	157,556	$15,062,354

		$15,062,354

Tobacco — 3.2%
Philip Morris International, Inc.	85,688	$8,716,184
Reynolds American, Inc.	152,541	8,226,536

		$16,942,720

Total Common Stocks (identified cost $471,771,861)		$522,149,938

22	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$13,119	$13,119,213

Total Short-Term Investments (identified cost $13,119,213)		$13,119,213

Total Investments — 100.4% (identified cost $484,891,074)		$535,269,151

Other Assets, Less Liabilities — (0.4)%		$(1,983,126)

Net Assets — 100.0%		$533,286,025

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

Abbreviations:

ADR	–	American Depositary Receipt

23	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value (identified cost, $471,771,861)	$522,149,938
Affiliated investment, at value (identified cost, $13,119,213)	13,119,213
Cash	17,988
Dividends receivable	775,466
Interest receivable from affiliated investment	3,837
Receivable for investments sold	16,929,411
Tax reclaims receivable	109,810
Total assets	$553,105,663

Liabilities
Payable for investments purchased	$19,488,702
Payable to affiliates:
Investment adviser fee	254,637
Trustees’ fees	5,430
Accrued expenses	70,869
Total liabilities	$19,819,638
Net Assets applicable to investors’ interest in Portfolio	$533,286,025

Sources of Net Assets
Investors’ capital	$482,909,626
Net unrealized appreciation	50,376,399
Total	$533,286,025

24	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends (net of foreign taxes, $40,932)	$5,138,185
Interest allocated from affiliated investment	23,439
Expenses allocated from affiliated investment	(781)
Total investment income	$5,160,843

Expenses
Investment adviser fee	$1,378,136
Trustees’ fees and expenses	12,271
Custodian fee	61,582
Legal and accounting services	21,607
Miscellaneous	8,226
Total expenses	$1,481,822

Net investment income	$3,679,021

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,188,035)
Investment transactions allocated from affiliated investment	55
Foreign currency transactions	(8,596)
Net realized loss	$(1,196,576)
Change in unrealized appreciation (depreciation) —
Investments	$12,981,321
Foreign currency	1,222
Net change in unrealized appreciation (depreciation)	$12,982,543

Net realized and unrealized gain	$11,785,967

Net increase in net assets from operations	$15,464,988

25	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$3,679,021	$3,469,200
Net realized gain (loss) from investment and foreign currency transactions	(1,196,576)	15,815,449
Net change in unrealized appreciation (depreciation) from investments and foreign currency	12,982,543	(5,535,887)
Net increase in net assets from operations	$15,464,988	$13,748,762
Capital transactions —
Contributions	$149,246,580	$140,928,255
Withdrawals	(27,065,047)	(12,114,450)
Portfolio transaction fee	147,603	—
Net increase in net assets from capital transactions	$122,329,136	$128,813,805

Net increase in net assets	$137,794,124	$142,562,567

Net Assets
At beginning of period	$395,491,901	$252,929,334
At end of period	$533,286,025	$395,491,901

26	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Supplementary Data

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.64	%(2)	0.70%	0.71%	0.73%	0.73%	0.73%
Net investment income	1.60	%(2)	1.16%	1.07%	0.93%	1.21%	1.25%
Portfolio Turnover	64	%(3)	96%	109%	90%	91%	64%

Total Return	2.49	%(3)	4.88%	12.56%	33.50%	16.18%	(1.55)%

Net assets, end of period (000’s omitted)	$533,286		$395,492	$252,929	$237,133	$188,806	$204,506

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

27	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2016, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 19.4%, 1.9% and 78.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

28

Stock Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and or/other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statement of Changes in Net Assets.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR effective January 1, 2016, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2016, the Portfolio’s investment adviser fee amounted to $1,378,136 or 0.60% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $410,128,620 and $293,254,082, respectively, for the six months ended June 30, 2016.

29

Stock Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$485,815,384

Gross unrealized appreciation	$55,642,543
Gross unrealized depreciation	(6,188,776)

Net unrealized appreciation	$49,453,767

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Stock Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

At June 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$60,845,826	$—		$—	$60,845,826
Consumer Staples	56,031,256	—		—	56,031,256
Energy	33,477,883	5,736,023		—	39,213,906
Financials	81,087,806	—		—	81,087,806
Health Care	77,379,895	—		—	77,379,895
Industrials	54,021,454	—		—	54,021,454
Information Technology	104,165,007	—		—	104,165,007
Materials	14,548,637	—		—	14,548,637
Telecommunication Services	15,797,750	—		—	15,797,750
Utilities	19,058,401	—		—	19,058,401

Total Common Stocks	$516,413,915	$5,736,023	*	$—	$522,149,938

Short-Term Investments	$—	$13,119,213		$—	$13,119,213

Total Investments	$516,413,915	$18,855,236		$—	$535,269,151

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

31

Eaton Vance

Balanced Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Balanced Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of CMBS Portfolio, Core Bond Portfolio and Stock Portfolio (the “Portfolios”), which are portfolios in which Eaton Vance Balanced Fund (the “Fund”) is authorized to invest, each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. For CMBS Portfolio, the Board noted the experience of the Adviser in investing in commercial mortgage-backed securities. For Core Bond Portfolio, the Board noted the abilities and experience of such investment professionals in analyzing factors relevant to investing in investment grade fixed income securities, including the Adviser’s in-house research capabilities. For Stock Portfolio, the Board noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and each Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

33

Eaton Vance

Balanced Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee. With respect to CMBS Portfolio, the Board considered management’s proposals to take steps to address the longer-term prospects of the CMBS Portfolio, such as liquidation or merger with another fund.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

34

Eaton Vance

Balanced Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Balanced Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Stock Portfolio

Charles B. Gaffney

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Balanced Fund and Stock Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Core Bond Portfolio and Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Balanced Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7698 6.30.16

Eaton Vance

Core Bond Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

Core Bond Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Eaton Vance

Core Bond Fund

June 30, 2016

Performance1,2

Portfolio Managers Thomas H. Luster, CFA and Bernard Scozzafava, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/05/2009	03/07/2000	5.11%	4.50%	3.47%	4.72%
Class A with 4.75% Maximum Sales Charge	—	—	0.15	–0.44	2.46	4.22
Class I at NAV	03/21/2007	03/07/2000	5.25	4.76	3.73	4.91
Barclays U.S. Aggregate Bond Index	—	—	5.31%	6.00%	3.76%	5.13%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					0.96%	0.71%
Net					0.75	0.50

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Bond Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class A is linked to Class I. Performance prior to the inception date of Class I is linked to the performance of Core Bond Portfolio (the Portfolio) into which the Fund invests. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

3

Eaton Vance

Core Bond Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,051.10	$3.82	**	0.75%
Class I	$1,000.00	$1,052.50	$2.55	**	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.77	**	0.75%
Class I	$1,000.00	$1,022.40	$2.51	**	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Core Bond Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Investment in Core Bond Portfolio, at value (identified cost, $134,445,581)	$138,533,918
Receivable for Fund shares sold	299,626
Receivable from affiliate	15,945
Total assets	$138,849,489

Liabilities
Payable for Fund shares redeemed	$288,799
Distributions payable	193,741
Payable to affiliates:
Distribution and service fees	7,889
Trustees’ fees	125
Accrued expenses	32,650
Total liabilities	$523,204
Net Assets	$138,326,285

Sources of Net Assets
Paid-in capital	$135,949,078
Accumulated net realized loss from Portfolio	(1,250,172)
Accumulated distributions in excess of net investment income	(460,958)
Net unrealized appreciation from Portfolio	4,088,337
Total	$138,326,285

Class A Shares
Net Assets	$38,865,665
Shares Outstanding	3,863,869
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.06
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.56

Class I Shares
Net Assets	$99,460,620
Shares Outstanding	9,899,526
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.05

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Interest allocated from Portfolio	$1,536,382
Dividends allocated from Portfolio	2,169
Securities lending income allocated from Portfolio, net	148
Expenses allocated from Portfolio	(303,607)
Total investment income from Portfolio	$1,235,092

Expenses
Distribution and service fees
Class A	$44,901
Trustees’ fees and expenses	250
Custodian fee	7,154
Transfer and dividend disbursing agent fees	12,505
Legal and accounting services	15,309
Printing and postage	10,084
Registration fees	19,994
Miscellaneous	4,974
Total expenses	$115,171
Deduct —
Allocation of expenses to affiliate	$69,282
Total expense reductions	$69,282

Net expenses	$45,889

Net investment income	$1,189,203

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$266,195
Net realized gain	$266,195
Change in unrealized appreciation (depreciation) —
Investments	$4,733,123
Net change in unrealized appreciation (depreciation)	$4,733,123

Net realized and unrealized gain	$4,999,318

Net increase in net assets from operations	$6,188,521

6	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$1,189,203	$1,477,625
Net realized gain (loss) from investment transactions and financial futures contracts	266,195	(759,772)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	4,733,123	(913,465)
Net increase (decrease) in net assets from operations	$6,188,521	$(195,612)
Distributions to shareholders —
From net investment income
Class A	$(450,325)	$(734,601)
Class I	(1,190,171)	(1,382,607)
From net realized gain
Class A	—	(15,764)
Class I	—	(25,275)
Total distributions to shareholders	$(1,640,496)	$(2,158,247)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,384,296	$21,362,939
Class I	64,033,460	24,240,747
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	434,451	576,327
Class I	250,243	450,220
Cost of shares redeemed
Class A	(5,806,581)	(12,404,917)
Class I	(23,625,495)	(8,338,081)
Net increase in net assets from Fund share transactions	$43,670,374	$25,887,235

Net increase in net assets	$48,218,399	$23,533,376

Net Assets
At beginning of period	$90,107,886	$66,574,510
At end of period	$138,326,285	$90,107,886

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(460,958)	$(9,665)

7	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2016

Financial Highlights

	Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.690		$9.980	$9.800	$10.360	$10.470	$10.310

Income (Loss) From Operations
Net investment income(1)	$0.086		$0.173	$0.226	$0.220	$0.284	$0.315
Net realized and unrealized gain (loss)	0.407		(0.201)	0.260	(0.341)	0.217	0.376

Total income (loss) from operations	$0.493		$(0.028)	$0.486	$(0.121)	$0.501	$0.691

Less Distributions
From net investment income	$(0.123)		$(0.258)	$(0.306)	$(0.326)	$(0.382)	$(0.377)
From net realized gain	—		(0.004)	—	(0.113)	(0.229)	(0.154)

Total distributions	$(0.123)		$(0.262)	$(0.306)	$(0.439)	$(0.611)	$(0.531)

Net asset value — End of period	$10.060		$9.690	$9.980	$9.800	$10.360	$10.470

Total Return(2)	5.11	%(3)	(0.31)%	5.00%	(1.18)%	4.86%	6.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,866		$34,501	$25,821	$36,947	$16,550	$17,882
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	0.75	%(7)	0.75%	0.75%	0.75%	0.75%	0.93%
Net investment income	1.76	%(7)	1.75%	2.27%	2.19%	2.69%	3.01%
Portfolio Turnover of the Portfolio	51	%(3)	159%	134%	107%	113%	100%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.12%, 0.21%, 0.24%, 0.28%, 0.33% and 0.21% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent these reimbursements, total return would have been lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.680		$9.960	$9.780	$10.350	$10.460	$10.290

Income (Loss) From Operations
Net investment income(1)	$0.100		$0.199	$0.249	$0.248	$0.309	$0.341
Net realized and unrealized gain (loss)	0.405		(0.193)	0.261	(0.354)	0.218	0.386

Total income (loss) from operations	$0.505		$0.006	$0.510	$(0.106)	$0.527	$0.727

Less Distributions
From net investment income	$(0.135)		$(0.282)	$(0.330)	$(0.351)	$(0.408)	$(0.403)
From net realized gain	—		(0.004)	—	(0.113)	(0.229)	(0.154)

Total distributions	$(0.135)		$(0.286)	$(0.330)	$(0.464)	$(0.637)	$(0.557)

Net asset value — End of period	$10.050		$9.680	$9.960	$9.780	$10.350	$10.460

Total Return(2)	5.25	%(3)	0.04%	5.27%	(1.04)%	5.12%	7.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$99,461		$55,607	$40,753	$46,336	$20,292	$25,753
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	0.50	%(7)	0.50%	0.50%	0.50%	0.50%	0.69%
Net investment income	2.04	%(7)	2.01%	2.50%	2.47%	2.93%	3.27%
Portfolio Turnover of the Portfolio	51	%(3)	159%	134%	107%	113%	100%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.11%, 0.21%, 0.24%, 0.28%, 0.34% and 0.21% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent these reimbursements, total return would have been lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (29.1% at June 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Core Bond Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $807,027, which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2015, $515,034 are short-term and $291,993 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75% and 0.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2017. Pursuant to this agreement, EVM was allocated $69,282 of the Fund’s operating expenses for the six months ended June 30, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2016, EVM earned $1,068 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,891 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2016. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $44,901 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2016, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $62,491,301 and $20,655,671, respectively.

11

Eaton Vance

Core Bond Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	850,094	2,162,634
Issued to shareholders electing to receive payments of distributions in Fund shares	43,867	58,424
Redemptions	(589,655)	(1,249,870)

Net increase	304,306	971,188

Class I	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	6,532,016	2,454,234
Issued to shareholders electing to receive payments of distributions in Fund shares	25,292	45,564
Redemptions	(2,400,996)	(846,464)

Net increase	4,156,312	1,653,334

At June 30, 2016, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 56.9% of the value of the outstanding shares of the Fund.

12

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 29.4%

Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.3%
Lockheed Martin Corp., 4.70%, 5/15/46	$810	$957,185
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	623,836

		$1,581,021

Automotive — 1.1%
General Motors Co., 4.875%, 10/2/23	$434	$462,012
General Motors Co., 5.00%, 4/1/35	1,061	1,060,457
General Motors Co., 6.25%, 10/2/43	733	817,535
Hyundai Capital America, 2.45%, 6/15/21(1)	900	905,557
Magna International, Inc., 4.15%, 10/1/25	868	955,998
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,017,500

		$5,219,059

Banks — 6.2%
Bank of America Corp., 3.30%, 1/11/23	$1,237	$1,275,389
Bank of America Corp., 3.50%, 4/19/26	1,800	1,865,846
Bank of America Corp., 5.65%, 5/1/18	807	865,198
Bank of America Corp., 6.11%, 1/29/37	175	207,553
BPCE SA, 4.875%, 4/1/26(1)	700	719,911
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	914,091
Citigroup, Inc., 3.40%, 5/1/26	270	277,652
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,055,342
Citigroup, Inc., 4.30%, 11/20/26	698	721,006
Citigroup, Inc., 4.50%, 1/14/22	725	802,457
Citigroup, Inc., 6.625%, 6/15/32	172	212,351
Discover Bank, 3.20%, 8/9/21	950	967,740
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,213,304
First Horizon National Corp., 3.50%, 12/15/20	1,009	1,019,360
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	1,500	1,555,213
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,338,831
Huntington Bancshares, Inc., 3.15%, 3/14/21	1,185	1,229,004
JPMorgan Chase & Co., 2.70%, 5/18/23	1,500	1,516,858
JPMorgan Chase & Co., 3.875%, 9/10/24	642	665,398
JPMorgan Chase & Co., 5.625%, 8/16/43	178	208,498
KeyBank NA, 3.40%, 5/20/26	1,400	1,422,596
Morgan Stanley, 2.45%, 2/1/19	780	795,138
Morgan Stanley, 4.35%, 9/8/26	643	674,391
Morgan Stanley, 4.875%, 11/1/22	1,132	1,241,459
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,572,511
Santander Holdings USA, Inc., 2.70%, 5/24/19	685	687,160
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	733,993
Suntrust Banks, Inc., 2.90%, 3/3/21	569	589,823

Security	Principal Amount (000’s omitted)	Value

Banks (continued)
U.S. Bancorp, 2.35%, 1/29/21	$1,388	$1,433,826
Wells Fargo & Co., 3.45%, 2/13/23	1,141	1,182,111
Wells Fargo & Co., 4.10%, 6/3/26	364	389,393

		$29,353,403

Beverages — 1.3%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$1,185	$1,229,264
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	730	858,635
Coca-Cola Co. (The), 1.875%, 10/27/20	1,300	1,329,610
Constellation Brands, Inc., 4.25%, 5/1/23	1,275	1,332,375
Molson Coors Brewing Co., Class B, 3.00%, 7/15/26(2)	1,500	1,502,567

		$6,252,451

Biotechnology — 0.7%
Amgen, Inc., 2.20%, 5/22/19	$464	$476,242
Amgen, Inc., 3.625%, 5/22/24	619	665,545
Amgen, Inc., 5.15%, 11/15/41	817	933,439
Celgene Corp., 3.55%, 8/15/22	1,041	1,092,266

		$3,167,492

Building Materials — 0.1%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$536,101

		$536,101

Chemicals — 0.5%
Albemarle Corp., 4.15%, 12/1/24	$508	$533,090
Eastman Chemical Co., 3.60%, 8/15/22	486	511,732
Ecolab, Inc., 4.35%, 12/8/21	340	385,416
Yara International ASA, 3.80%, 6/6/26(1)	1,000	1,037,116

		$2,467,354

Commercial Services — 0.5%
Block Financial, LLC, 5.25%, 10/1/25	$870	$934,799
Total System Services, Inc., 3.80%, 4/1/21	1,250	1,325,185

		$2,259,984

Computers — 0.4%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,135,967
HP Enterprise Co., 6.35%, 10/15/45(1)	345	343,831
Seagate HDD Cayman, 4.75%, 6/1/23	545	460,996

		$1,940,794

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 1.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.95%, 2/1/22	$1,000	$1,002,500
Air Lease Corp., 3.375%, 6/1/21	1,200	1,231,824
Ally Financial, Inc., 3.25%, 9/29/17	975	982,313
American Express Co., 3.625%, 12/5/24	1,162	1,194,441
International Lease Finance Corp., 6.25%, 5/15/19	722	779,652
Janus Capital Group, Inc., 4.875%, 8/1/25	964	1,044,775
Jefferies Group, LLC, 5.125%, 1/20/23	633	665,982
Legg Mason, Inc., 4.75%, 3/15/26	1,185	1,252,635
Synchrony Financial, 3.75%, 8/15/21	560	580,840

		$8,734,962

Educational Services — 0.1%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$685,720

		$685,720

Electric Utilities — 1.2%
Enel Finance International N.V., 6.00%, 10/7/39(1)	$502	$595,375
Entergy Corp., 4.00%, 7/15/22	1,046	1,124,498
Exelon Generation Co., LLC, 5.20%, 10/1/19	613	678,774
Georgia Power Co., 1.95%, 12/1/18	520	529,114
Georgia Power Co., 4.30%, 3/15/42	847	930,767
ITC Holdings Corp., 4.05%, 7/1/23	680	716,907
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,130,724

		$5,706,159

Electrical and Electronic Equipment — 0.7%
Flextronics International, Ltd., 4.75%, 6/15/25	$948	$962,220
FLIR Systems, Inc., 3.125%, 6/15/21	910	936,161
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	406,000
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,070	1,091,400

		$3,395,781

Foods — 0.4%
Delhaize Group SA, 5.70%, 10/1/40	$849	$996,197
Kroger Co. (The), 2.95%, 11/1/21	780	820,613

		$1,816,810

Health Services — 1.3%
Aetna, Inc., 2.80%, 6/15/23	$509	$521,148
Aetna, Inc., 4.375%, 6/15/46	941	978,278
CR Bard, Inc., 3.00%, 5/15/26	1,300	1,335,915
Dignity Health, 3.812%, 11/1/24	845	903,503

Security	Principal Amount (000’s omitted)	Value

Health Services (continued)
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$845	$919,461
MEDNAX, Inc., 5.25%, 12/1/23(1)	160	162,400
Tenet Healthcare Corp., 4.75%, 6/1/20	700	720,510
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	763,227

		$6,304,442

Household Products — 0.4%
Clorox Co. (The), 3.05%, 9/15/22	$600	$627,928
Newell Rubbermaid, Inc., 3.85%, 4/1/23	1,426	1,514,918

		$2,142,846

Industrial Conglomerates — 0.3%
General Electric Capital Corp., 5.30%, 2/11/21	$1,120	$1,300,348

		$1,300,348

Insurance — 1.0%
ACE INA Holdings, Inc., 3.35%, 5/3/26	$975	$1,039,766
Aflac, Inc., 6.45%, 8/15/40	335	446,726
Aon PLC, 3.875%, 12/15/25	1,348	1,425,241
Hanover Insurance Group, Inc. (The), 4.50%, 4/15/26	870	900,344
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	889,179
Principal Financial Group, Inc., 6.05%, 10/15/36	205	257,311

		$4,958,567

Internet Software & Services — 0.2%
Netflix, Inc., 5.75%, 3/1/24	$685	$717,538

		$717,538

Lodging and Gaming — 0.0%(3)
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$166,000

		$166,000

Media — 1.0%
Altice US Finance I Corp., 5.375%, 7/15/23(1)	$1,000	$1,007,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	1,350	1,388,813
Comcast Corp., 2.75%, 3/1/23	1,073	1,124,878
Discovery Communications, LLC, 4.90%, 3/11/26	1,150	1,222,444

		$4,743,635

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Miscellaneous Manufacturing — 0.1%
Trinity Industries, Inc., 4.55%, 10/1/24	$536	$507,040

		$507,040

Oil and Gas — 2.3%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$675	$715,918
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	793,970
ConocoPhillips Co., 4.20%, 3/15/21	158	170,833
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,445,500
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,466,745
Exxon Mobil Corp., 1.708%, 3/1/19	1,419	1,442,615
Noble Energy, Inc., 3.90%, 11/15/24	937	953,975
Petroleos Mexicanos, 6.875%, 8/4/26(1)	1,500	1,680,750
Shell International Finance B.V., 3.25%, 5/11/25	1,300	1,366,056
Total Capital International SA, 2.70%, 1/25/23	883	909,330

		$10,945,692

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$878,666

		$878,666

Pharmaceuticals — 1.2%
AbbVie, Inc., 2.30%, 5/14/21	$500	$506,702
AbbVie, Inc., 2.50%, 5/14/20	1,100	1,127,059
AbbVie, Inc., 4.40%, 11/6/42	520	532,293
Actavis Funding SCS, 3.00%, 3/12/20	1,322	1,363,329
Actavis Funding SCS, 4.55%, 3/15/35	796	818,134
Mylan N.V., 3.15%, 6/15/21(1)	1,394	1,417,200

		$5,764,717

Pipelines — 0.4%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$450,781
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	670,934
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	614,020

		$1,735,735

Real Estate Investment Trusts (REITs) — 0.8%
Boston Properties, L.P., 3.65%, 2/1/26	$1,400	$1,495,716
Essex Portfolio, L.P., 3.25%, 5/1/23	805	825,241
Simon Property Group, L.P., 2.50%, 7/15/21	1,400	1,443,508

		$3,764,465

Security	Principal Amount (000’s omitted)	Value

Retail-Drug Stores — 0.8%
CVS Health Corp., 2.125%, 6/1/21	$500	$506,486
CVS Health Corp., 5.125%, 7/20/45	1,120	1,394,159
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	1,200	1,274,171
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	730	782,309

		$3,957,125

Retail-Specialty and Apparel — 0.4%
Home Depot, Inc. (The), 3.35%, 9/15/25	$555	$605,844
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43	738	581,246
Signet UK Finance PLC, 4.70%, 6/15/24	500	488,974

		$1,676,064

Software — 0.6%
Electronic Arts, Inc., 4.80%, 3/1/26	$1,400	$1,518,135
Oracle Corp., 4.50%, 7/8/44	988	1,115,244

		$2,633,379

Technology — 0.5%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$978,642
KLA-Tencor Corp., 4.65%, 11/1/24	401	438,370
Lam Research Corp., 3.45%, 6/15/23	913	944,483

		$2,361,495

Telecommunications — 1.3%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,069,668
AT&T, Inc., 3.60%, 2/17/23	1,834	1,922,529
Verizon Communications, Inc., 5.15%, 9/15/23	1,925	2,246,211
Verizon Communications, Inc., 6.00%, 4/1/41	785	980,797

		$6,219,205

Tobacco — 0.3%
Altria Group, Inc., 4.00%, 1/31/24	$800	$896,845
Reynolds American, Inc., 5.85%, 8/15/45	230	295,217

		$1,192,062

Utilities — 1.0%
American Water Capital Corp., 3.40%, 3/1/25	$365	$396,385
American Water Capital Corp., 4.30%, 9/1/45	842	962,074
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	2,380	2,382,480

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
Entergy Louisiana, LLC, 3.05%, 6/1/31	$1,000	$1,026,933

		$4,767,872

Total Corporate Bonds & Notes (identified cost $133,873,617)		$139,853,984

Agency Mortgage-Backed Securities — 24.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$1,264	$1,387,255
Pool #C03490, 4.50%, 8/1/40	1,068	1,172,499
Pool #C03815, 3.50%, 3/1/42	754	805,567
Pool #C03921, 3.50%, 5/1/42	752	801,973
Pool #C09013, 3.00%, 9/1/42	869	904,023
Pool #C09031, 2.50%, 2/1/43	2,178	2,203,997
Pool #C09032, 3.50%, 2/1/43	1,281	1,356,314
Pool #C91875, 3.50%, 6/1/36	1,446	1,540,771
Pool #E01322, 5.00%, 3/1/18	1,131	1,162,879
Pool #E03124, 3.00%, 4/1/27	1,145	1,204,247
Pool #G04913, 5.00%, 3/1/38	1,186	1,327,483
Pool #G05958, 5.00%, 8/1/40	292	323,772
Pool #G07459, 3.50%, 8/1/43	2,970	3,143,284
Pool #G07527, 3.00%, 10/1/43	474	493,307
Pool #G07589, 5.50%, 6/1/41	1,160	1,316,343
Pool #G08348, 5.00%, 6/1/39	315	349,783
Pool #G08524, 3.00%, 3/1/43	1,385	1,440,050
Pool #G08596, 4.50%, 7/1/44	1,197	1,307,035
Pool #G08627, 3.50%, 2/1/45	205	216,701
Pool #G08651, 4.00%, 6/1/45	1,459	1,566,254
Pool #G08666, 3.00%, 9/1/45	2,844	2,951,265
Pool #G08670, 3.00%, 10/1/45	1,895	1,965,858
Pool #G08701, 3.00%, 4/1/46	2,744	2,846,425
Pool #G18176, 5.00%, 4/1/22	102	109,594
Pool #G18309, 4.50%, 5/1/24	247	267,036
Pool #G18544, 2.50%, 3/1/30	787	815,105
Pool #G18566, 3.50%, 8/1/30	1,351	1,434,241
Pool #G60173, 4.00%, 7/1/45	1,721	1,867,100
Pool #J19206, 3.00%, 5/1/27	655	688,680
Pool #Q00285, 4.50%, 4/1/41	785	861,627
Pool #Q10378, 3.00%, 8/1/42	1,502	1,562,672
Pool #Q17453, 3.50%, 4/1/43	2,263	2,396,447
Pool #Q21661, 3.50%, 9/1/43	751	794,756

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Pool #Q26812, 4.00%, 6/1/44	$1,541	$1,654,513
Pool #Q29436, 4.00%, 11/1/44	1,743	1,876,928
Pool #Q34310, 3.50%, 6/1/45	2,615	2,768,094
Pool #Q34764, 3.50%, 7/1/45	1,582	1,672,117
Pool #Q34966, 4.00%, 7/1/45	1,286	1,380,337

		$51,936,332

Federal National Mortgage Association:
15-Year, 2.50%, TBA(4)	$5,000	$5,173,779
Pool #735415, 6.50%, 12/1/32	348	407,969
Pool #889982, 5.50%, 11/1/38	97	109,387
Pool #890397, 3.50%, 12/1/26	80	84,547
Pool #890427, 3.50%, 4/1/42	1,562	1,666,682
Pool #929009, 6.00%, 1/1/38	295	338,383
Pool #995203, 5.00%, 7/1/35	35	38,603
Pool #AB4827, 3.50%, 4/1/42	452	479,922
Pool #AB6633, 3.50%, 10/1/42	271	286,635
Pool #AE0949, 4.00%, 2/1/41	453	488,982
Pool #AE0971, 4.00%, 5/1/25	304	326,245
Pool #AE9757, 4.00%, 12/1/40	89	95,701
Pool #AH0944, 4.00%, 12/1/40	1,054	1,140,138
Pool #AH1559, 4.00%, 12/1/40	173	186,738
Pool #AH3575, 4.50%, 1/1/41	343	376,373
Pool #AH3804, 4.00%, 2/1/41	825	889,677
Pool #AH6827, 4.00%, 3/1/26	508	545,781
Pool #AH9055, 4.50%, 4/1/41	619	679,976
Pool #AK3264, 3.00%, 2/1/27	298	313,608
Pool #AK6759, 3.50%, 3/1/42	1,423	1,509,868
Pool #AL2551, 3.50%, 10/1/42	361	386,164
Pool #AL3865, 3.50%, 7/1/43	90	95,601
Pool #AL5162, 3.00%, 9/1/43	1,281	1,335,828
Pool #AL6838, 4.00%, 4/1/43	1,257	1,355,359
Pool #AL7019, 3.50%, 11/1/42	2,639	2,800,723
Pool #AL7524, 5.00%, 7/1/41	1,709	1,902,686
Pool #AO4647, 3.50%, 6/1/42	608	644,941
Pool #AP2133, 3.50%, 8/1/42	319	338,437
Pool #AS0304, 3.00%, 8/1/43	576	599,220
Pool #AS3892, 4.00%, 11/1/44	1,683	1,810,018
Pool #AS4421, 4.00%, 2/1/45	1,093	1,186,250
Pool #AS5332, 4.00%, 7/1/45	1,858	2,006,676
Pool #AS5783, 2.50%, 9/1/30	1,227	1,273,767
Pool #AS6014, 4.00%, 10/1/45	1,251	1,351,786
Pool #AS6811, 3.00%, 3/1/46	1,972	2,051,577
Pool #AT7865, 3.00%, 6/1/28	3,485	3,663,087
Pool #AZ3743, 3.50%, 11/1/45	2,878	3,043,371
Pool #BA0891, 3.50%, 1/1/46	3,356	3,544,465

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Pool #BA0908, 3.50%, 3/1/46	$1,949	$2,058,386
Pool #BA2906, 4.00%, 11/1/45	1,860	2,032,887
Pool #BA3938, 3.50%, 1/1/46	2,580	2,730,107
Pool #MA0956, 4.00%, 1/1/42	1,890	2,036,519
Pool #MA1003, 3.50%, 3/1/42	1,132	1,201,443
Pool #MA1060, 2.50%, 5/1/27	977	1,014,445
Pool #MA1438, 2.50%, 5/1/28	1,006	1,043,885
Pool #MA1789, 4.50%, 2/1/44	1,171	1,305,982
Pool #MA2357, 3.50%, 8/1/45	1,063	1,111,763
Pool #MA2389, 3.50%, 9/1/35	971	1,033,799
Pool #MA2486, 3.50%, 12/1/30	2,213	2,351,407

		$62,449,573

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$2,270	$2,447,972

		$2,447,972

Total Agency Mortgage-Backed Securities (identified cost $114,935,614)		$116,833,877

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$571	$641,225
Series 2013-130, Class EA, 3.00%, 6/25/38	1,860	1,897,615

Total Collateralized Mortgage Obligations (identified cost $2,551,740)		$2,538,840

Commercial Mortgage-Backed Securities — 5.4%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(1)	$3	$2,841
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	880	886,940
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(5)	114	113,535
Series 2006-5, Class AM, 5.448%, 9/10/47	130	130,693
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,168	1,175,449
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	201	201,472

Security	Principal Amount (000’s omitted)	Value

Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	$400	$401,780
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	729,520
COMM Mortgage Trust
Series 2006-C8, Class A4, 5.306%, 12/10/46	2,150	2,160,724
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	179,132
Series 2013-CR11, Class C, 5.337%, 10/10/46(1)(5)	500	539,725
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	504,026
Series 2014-CR21, Class C, 4.565%, 12/10/47(5)	500	512,312
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	577,745
Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	325	247,010
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	690,131
Series 2015-LC19, Class C, 4.405%, 2/10/48(5)	700	693,540
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	10	9,925
Deutsche Bank Commercial Mortgage Trust
Series 2016-C1, Class B, 4.195%, 5/10/49(5)	1,000	1,073,497
Extended Stay America Trust
Series 2013-ESH7, Class D7, 4.171%, 12/5/31(1)(5)	750	755,884
GCCFC Commercial Mortgage Trust
Series 2007-GG9, Class A4, 5.444%, 3/10/39	2,244	2,264,987
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.816%, 8/15/47(1)(5)	675	557,816
Series 2014-C22, Class D, 4.712%, 9/15/47(1)(5)	500	395,637
Series 2014-C23, Class D, 4.108%, 9/15/47(1)(5)	250	198,893
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class A4, 5.552%, 5/12/45	158	157,423
Series 2006-CB17, Class A4, 5.429%, 12/12/43	939	945,917
Series 2006-LDP8, Class A4, 5.399%, 5/15/45	41	41,041
Series 2011-C5, Class A3, 4.171%, 8/15/46	850	929,579
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	229,777
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49	203	203,647
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	706	707,487
Series 2007-IQ15, Class A4, 6.102%, 6/11/49(5)	1,730	1,795,674
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	999,227
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.715%, 5/10/45(1)(5)	850	859,302
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A4, 5.308%, 11/15/48	1,035	690,240
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.799%, 11/15/43(1)(5)	500	546,277
Series 2015-LC22, Class C, 4.69%, 9/15/58(5)	900	912,907
Series 2015-SG1, Class C, 4.62%, 12/15/47(5)	1,500	1,508,345

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	$80	$84,348

Total Commercial Mortgage-Backed Securities (identified cost $25,657,962)		$25,614,405

Asset-Backed Securities — 5.9%

Security	Principal Amount (000’s omitted)	Value

Automotive — 3.5%
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class A2A, 1.07%, 1/8/19	$2,034	$2,033,602
Series 2016-2, Class B, 2.21%, 5/10/21	610	615,939
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	1,691	1,695,753
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	461,261
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	164	164,516
CarMax Auto Owner Trust
Series 2015-3, Class A2A, 1.10%, 11/15/18	528	527,945
Series 2016-1, Class A2A, 1.30%, 4/15/19	725	727,005
Enterprise Fleet Financing, LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	499,728
Fifth Third Auto Trust
Series 2014-1, Class A4, 1.14%, 10/15/20	365	365,390
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	1,208	1,206,549
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	615	616,828
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	479,466
Series 2016-A, Class A2A, 1.12%, 12/15/18	370	370,569
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	774,610
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	570	571,335
Hyundai Auto Receivables Trust
Series 2015-C, Class A2A, 0.99%, 11/15/18	418	418,331
Nissan Auto Lease Trust
Series 2014-B, Class A2A, 0.73%, 4/17/17	177	177,181
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	1,000	1,003,926
Series 2016-1, Class A2A, 1.41%, 7/15/19	1,850	1,853,093

Security	Principal Amount (000’s omitted)	Value

Automotive (continued)
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	$455	$452,410
World Omni Auto Receivables Trust
Series 2016-A, Class A2, 1.32%, 12/16/19	1,500	1,503,192

		$16,518,629

Computers — 0.2%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,226,634

		$1,226,634

Other — 1.4%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$820	$829,443
Leaf II Receivables Funding, LLC
Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	557,910
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	1,250	1,246,713
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	131	130,067
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	409	410,112
SpringCastle Funding Trust
Series 2014-AA, Class A, 2.70%, 5/25/23(1)	462	463,228
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	704,977
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	1,200	1,218,074
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,042	1,051,065

		$6,611,589

Single Family Home Rental — 0.8%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.196%, 6/17/31(1)(6)	$1,000	$980,915
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.785%, 9/17/31(1)(6)	850	843,670
Colony American Homes
Series 2014-1A, Class C, 2.296%, 5/17/31(1)(6)	915	900,765
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	681	686,361

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Single Family Home Rental (continued)
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.601%, 12/17/30(1)(6)	$350	$345,809

		$3,757,520

Total Asset-Backed Securities (identified cost $28,064,698)		$28,114,372

Foreign Government and Agency Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$548,250

		$548,250

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$524,375
Government of Mexico, 4.00%, 10/2/23	790	852,213

		$1,376,588

Panama — 0.2%
Republic of Panama, 3.875%, 3/17/28	$700	$743,750

		$743,750

Sweden — 0.1%
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(7)	$600	$601,830

		$601,830

Total Foreign Government and Agency Securities (identified cost $3,110,272)		$3,270,418

U.S. Treasury Obligations — 32.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$16,000	$20,648,432
U.S. Treasury Bond, 3.875%, 8/15/40	16,500	21,919,540
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(8)	17,768	21,240,081
U.S. Treasury Note, 1.50%, 5/31/19	31,000	31,707,792
U.S. Treasury Note, 1.75%, 2/28/22	4,500	4,652,492
U.S. Treasury Note, 1.75%, 5/15/23	3,200	3,302,438
U.S. Treasury Note, 2.625%, 8/15/20	29,000	31,016,979

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note, 3.50%, 2/15/18	$16,500	$17,280,203
U.S. Treasury Note, 4.625%, 2/15/17	1,000	1,026,113

Total U.S. Treasury Obligations (identified cost $147,520,033)		$152,794,070

Preferred Securities — 0.2%

Security	Shares	Value

Diversified Financial Services — 0.0%(3)
PPTT, 2006-A GS, Class A, 5.925%(1)(6)	1.30	$233,577

		$233,577

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16 (Non-cumulative)(7)(9)(10)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $2,278,613)		$1,033,702

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.52%(11)	$7,698	$7,697,768

Total Short-Term Investments (identified cost $7,697,768)		$7,697,768

Total Investments — 100.4% (identified cost $465,690,317)		$477,751,436

Other Assets, Less Liabilities — (0.4)%		$(2,063,195)

Net Assets — 100.0%		$475,688,241

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $38,951,335 or 8.2% of the Portfolio’s net assets.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

(4)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2016.

(6)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2016.

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(10)	Non-income producing security.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value (identified cost, $457,992,549)	$470,053,668
Affiliated investment, at value (identified cost, $7,697,768)	7,697,768
Cash	3,238,529
Interest receivable	3,089,078
Interest receivable from affiliated investment	4,324
Receivable from affiliate	511
Total assets	$484,083,878

Liabilities
Payable for investments purchased	$1,506,448
Payable for when-issued securities	1,497,675
Payable for forward purchase commitment	5,134,375
Payable to affiliates:
Investment adviser fee	171,878
Trustees’ fees	4,720
Accrued expenses	80,541
Total liabilities	$8,395,637
Net Assets applicable to investors’ interest in Portfolio	$475,688,241

Sources of Net Assets
Investors’ capital	$463,627,122
Net unrealized appreciation	12,061,119
Total	$475,688,241

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Interest	$4,931,856
Dividends	7,758
Securities lending income, net	401
Interest allocated from affiliated investment	25,472
Expenses allocated from affiliated investment	(831)
Total investment income	$4,964,656

Expenses
Investment adviser fee	$881,341
Trustees’ fees and expenses	10,812
Custodian fee	55,371
Legal and accounting services	39,682
Miscellaneous	6,094
Total expenses	$993,300
Deduct —
Allocation of expenses to affiliate	$14,973
Total expense reductions	$14,973

Net expenses	$978,327

Net investment income	$3,986,329

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$658,405
Investment transactions allocated from affiliated investment	29
Net realized gain	$658,434
Change in unrealized appreciation (depreciation) —
Investments	$15,588,200
Net change in unrealized appreciation (depreciation)	$15,588,200

Net realized and unrealized gain	$16,246,634

Net increase in net assets from operations	$20,232,963

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$3,986,329	$5,204,122
Net realized gain (loss) from investment transactions and financial futures contracts	658,434	(1,842,987)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	15,588,200	(4,111,229)
Net increase (decrease) in net assets from operations	$20,232,963	$(750,094)
Capital transactions —
Contributions	$196,412,402	$148,178,748
Withdrawals	(83,641,122)	(19,282,676)
Net increase in net assets from capital transactions	$112,771,280	$128,896,072

Net increase in net assets	$133,004,243	$128,145,978

Net Assets
At beginning of period	$342,683,998	$214,538,020
At end of period	$475,688,241	$342,683,998

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Supplementary Data

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2015		2014		2013		2012		2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)(3)	0.50	%(3)	0.50	%(3)	0.50	%(3)	0.50	%(3)	0.57%
Net investment income	2.03	%(2)	2.00%		2.47%		2.48%		2.93%		3.39%
Portfolio Turnover	51	%(4)(5)	159	%(5)	134	%(5)	107%		113%		100%

Total Return	5.24	%(4)	0.04%		5.27%		(1.04)%		5.12%		7.34%

Net assets, end of period (000’s omitted)	$475,688		$342,684		$214,538		$177,700		$114,900		$129,707

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.02%, 0.03%, 0.07% and 0.07% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013 and 2012, respectively). Absent these reimbursements, total return would have been lower.

(4)	Not annualized.

(5)	Includes the effect of To-Be-Announced (TBA) transactions.

24	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2016, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 70.9% and 29.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the

25

Core Bond Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

26

Core Bond Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2016, the Portfolio’s investment adviser fee amounted to $881,341 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $14,973 of the Portfolio’s operating expenses for the six months ended June 30, 2016. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the six months ended June 30, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$113,806,500	$66,917,768
U.S. Government and Agency Securities	214,554,805	129,824,273

	$328,361,305	$196,742,041

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$467,420,401

Gross unrealized appreciation	$12,680,843
Gross unrealized depreciation	(2,349,808)

Net unrealized appreciation	$10,331,035

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include interest rate swaptions purchased and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2016, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio held interest rate swaptions during the six months ended June 30, 2016.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in

27

Core Bond Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest rate swaptions purchased	$(956,542	)(1)	$802,685	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amount of interest rate swaptions purchased outstanding during the six months ended June 30, 2016, which is indicative of the volume of this derivative type, was approximately $12,129,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by noncash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Noncash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At June 30, 2016, the Portfolio had no securities on loan.

28

Core Bond Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$139,853,984	$—	$139,853,984
Agency Mortgage-Backed Securities	—	116,833,877	—	116,833,877
Collateralized Mortgage Obligations	—	2,538,840	—	2,538,840
Commercial Mortgage-Backed Securities	—	25,614,405	—	25,614,405
Asset-Backed Securities	—	28,114,372	—	28,114,372
Foreign Government and Agency Securities	—	3,270,418	—	3,270,418
U.S. Treasury Obligations	—	152,794,070	—	152,794,070
Preferred Securities	—	233,577	800,125	1,033,702
Short-Term Investments	—	7,697,768	—	7,697,768

Total Investments	$—	$476,951,311	$800,125	$477,751,436

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2016 is not presented. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Eaton Vance

Core Bond Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Core Bond Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Core Bond Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Core Bond Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

31

Eaton Vance

Core Bond Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

32

Eaton Vance

Core Bond Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Core Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Core Bond Portfolio

Thomas H. Luster

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.16

Eaton Vance

Dividend Builder Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

Dividend Builder Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

Dividend Builder Fund

June 30, 2016

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	4.72%	3.86%	10.53%	6.91%
Class A with 5.75% Maximum Sales Charge	—	—	–1.30	–2.09	9.23	6.28
Class C at NAV	11/01/1993	12/18/1981	4.32	2.98	9.69	6.11
Class C with 1% Maximum Sales Charge	—	—	3.32	2.04	9.69	6.11
Class I at NAV	06/20/2005	12/18/1981	4.85	4.06	10.81	7.18
S&P 500 Index	—	—	3.84%	3.99%	12.09%	7.42%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.04%	1.79%	0.79%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Verizon Communications, Inc.	3.5%

Johnson & Johnson	3.1

Pfizer, Inc.	3.1

Microsoft Corp.	3.0

Wells Fargo & Co.	3.0

Apple, Inc.	2.9

Philip Morris International, Inc.	2.9

General Electric Co.	2.6

Chubb, Ltd.	2.4

United Technologies Corp.	2.4

Total	28.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Dividend Builder Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Dividend Builder Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,047.20	$5.34	1.05%
Class C	$1,000.00	$1,043.20	$9.14	1.80%
Class I	$1,000.00	$1,048.50	$4.07	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.27	1.05%
Class C	$1,000.00	$1,015.90	$9.02	1.80%
Class I	$1,000.00	$1,020.90	$4.02	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Dividend Builder Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Investment in Dividend Builder Portfolio, at value (identified cost, $888,093,619)	$975,309,807
Receivable for Fund shares sold	862,219
Total assets	$976,172,026

Liabilities
Payable for Fund shares redeemed	$1,338,485
Payable to affiliates:
Distribution and service fees	278,889
Trustees’ fees	125
Accrued expenses	205,336
Total liabilities	$1,822,835
Net Assets	$974,349,191

Sources of Net Assets
Paid-in capital	$874,117,400
Accumulated net realized gain from Portfolio	7,841,787
Accumulated undistributed net investment income	5,173,816
Net unrealized appreciation from Portfolio	87,216,188
Total	$974,349,191

Class A Shares
Net Assets	$704,000,732
Shares Outstanding	52,320,736
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.46
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.28

Class C Shares
Net Assets	$167,197,137
Shares Outstanding	12,372,180
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.51

Class I Shares
Net Assets	$103,151,322
Shares Outstanding	7,671,640
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.45

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends allocated from Portfolio (net of foreign taxes, $194,049)	$15,182,088
Interest allocated from Portfolio	7,047
Securities lending income allocated from Portfolio, net	25,325
Expenses allocated from Portfolio	(3,251,172)
Total investment income from Portfolio	$11,963,288

Expenses
Distribution and service fees
Class A	$855,976
Class C	805,067
Trustees’ fees and expenses	250
Custodian fee	28,683
Transfer and dividend disbursing agent fees	386,097
Legal and accounting services	26,839
Printing and postage	41,606
Registration fees	28,907
Miscellaneous	9,157
Total expenses	$2,182,582

Net investment income	$9,780,706

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$12,921,431
Written options	(50,848)
Foreign currency transactions	(23,011)
Net realized gain	$12,847,572
Change in unrealized appreciation (depreciation) —
Investments	$21,261,715
Written options	(603,821)
Foreign currency	919
Net change in unrealized appreciation (depreciation)	$20,658,813

Net realized and unrealized gain	$33,506,385

Net increase in net assets from operations	$43,287,091

6	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$9,780,706	$16,194,568
Net realized gain from investment transactions, written options and foreign currency transactions	12,847,572	75,117,537
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	20,658,813	(62,831,307)
Net increase in net assets from operations	$43,287,091	$28,480,798
Distributions to shareholders —
From net investment income
Class A	$(7,010,024)	$(12,392,157)
Class C	(1,052,572)	(1,571,616)
Class I	(1,195,854)	(2,008,355)
From net realized gain
Class A	(6,590,347)	(65,128,788)
Class C	(1,554,868)	(15,039,935)
Class I	(950,133)	(9,641,901)
Total distributions to shareholders	$(18,353,798)	$(105,782,752)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$22,830,507	$56,042,358
Class C	8,223,681	19,234,228
Class I	13,031,868	29,649,124
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	11,936,090	67,872,491
Class C	2,225,465	14,155,041
Class I	1,749,485	9,528,388
Cost of shares redeemed
Class A	(59,724,471)	(115,060,248)
Class C	(13,432,381)	(29,624,857)
Class I	(22,501,738)	(26,660,978)
Net increase (decrease) in net assets from Fund share transactions	$(35,661,494)	$25,135,547

Net decrease in net assets	$(10,728,201)	$(52,166,407)

Net Assets
At beginning of period	$985,077,392	$1,037,243,799
At end of period	$974,349,191	$985,077,392

Accumulated undistributed net investment income included in net assets
At end of period	$5,173,816	$4,651,560

7	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2016

Financial Highlights

	Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$13.110		$14.190	$13.430	$10.870	$9.800	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.238	$0.269	$0.158	$0.271	$0.373	(2)
Net realized and unrealized gain (loss)	0.469		0.178	1.269	2.582	1.039	(0.263)

Total income from operations	$0.608		$0.416	$1.538	$2.740	$1.310	$0.110

Less Distributions
From net investment income	$(0.132)		$(0.236)	$(0.195)	$(0.180)	$(0.240)	$(0.360)
From net realized gain	(0.126)		(1.260)	(0.583)	—	—	—

Total distributions	$(0.258)		$(1.496)	$(0.778)	$(0.180)	$(0.240)	$(0.360)

Net asset value — End of period	$13.460		$13.110	$14.190	$13.430	$10.870	$9.800

Total Return(3)	4.72	%(4)	2.91%	11.73%	25.40%	13.50%	1.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$704,001		$711,199	$758,216	$787,254	$771,307	$805,556
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.05	%(7)	1.04%	1.05%	1.06%	1.07%	1.09%
Net investment income	2.16	%(7)	1.67%	1.92%	1.30%	2.59%	3.75	%(2)
Portfolio Turnover of the Portfolio	53	%(4)	99%	93%	59%	63%	87%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.83%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$13.160		$14.250	$13.480	$10.910	$9.830	$10.080

Income (Loss) From Operations
Net investment income(1)	$0.091		$0.132	$0.163	$0.067	$0.193	$0.300	(2)
Net realized and unrealized gain (loss)	0.470		0.167	1.278	2.592	1.047	(0.265)

Total income from operations	$0.561		$0.299	$1.441	$2.659	$1.240	$0.035

Less Distributions
From net investment income	$(0.085)		$(0.129)	$(0.088)	$(0.089)	$(0.160)	$(0.285)
From net realized gain	(0.126)		(1.260)	(0.583)	—	—	—

Total distributions	$(0.211)		$(1.389)	$(0.671)	$(0.089)	$(0.160)	$(0.285)

Net asset value — End of period	$13.510		$13.160	$14.250	$13.480	$10.910	$9.830

Total Return(3)	4.32	%(4)	2.05%	10.90%	24.47%	12.70%	0.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$167,197		$165,915	$175,086	$175,875	$164,219	$174,161
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.80	%(7)	1.79%	1.80%	1.81%	1.82%	1.84%
Net investment income	1.41	%(7)	0.92%	1.16%	0.55%	1.83%	3.01	%(2)
Portfolio Turnover of the Portfolio	53	%(4)	99%	93%	59%	63%	87%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.08%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$13.100		$14.180	$13.430	$10.870	$9.790	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.156		$0.274	$0.296	$0.189	$0.296	$0.399	(2)
Net realized and unrealized gain (loss)	0.468		0.178	1.268	2.581	1.051	(0.264)

Total income from operations	$0.624		$0.452	$1.564	$2.770	$1.347	$0.135

Less Distributions
From net investment income	$(0.148)		$(0.272)	$(0.231)	$(0.210)	$(0.267)	$(0.385)
From net realized gain	(0.126)		(1.260)	(0.583)	—	—	—

Total distributions	$(0.274)		$(1.532)	$(0.814)	$(0.210)	$(0.267)	$(0.385)

Net asset value — End of period	$13.450		$13.100	$14.180	$13.430	$10.870	$9.790

Total Return(3)	4.85	%(4)	3.10%	12.01%	25.72%	13.91%	1.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$103,151		$107,963	$103,942	$67,746	$66,792	$77,399
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.80	%(7)	0.79%	0.80%	0.81%	0.82%	0.84%
Net investment income	2.42	%(7)	1.92%	2.10%	1.55%	2.82%	4.02	%(2)
Portfolio Turnover of the Portfolio	53	%(4)	99%	93%	59%	63%	87%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.09%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Dividend Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Dividend Builder Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2015, the Fund had a net capital loss of $4,120,325 attributable to security transactions incurred after October 31, 2015 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2016.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2016, EVM earned $29,975 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $29,920 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $855,976 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2016, the Fund paid or accrued to EVD $603,800 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2016 amounted to $201,267 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2016, the Fund was informed that EVD received approximately $1,900 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $5,745,466 and $64,615,446, respectively.

12

Eaton Vance

Dividend Builder Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	1,768,484	3,951,015
Issued to shareholders electing to receive payments of distributions in Fund shares	916,827	5,019,644
Redemptions	(4,630,719)	(8,125,573)

Net increase (decrease)	(1,945,408)	845,086

Class C	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	630,296	1,356,125
Issued to shareholders electing to receive payments of distributions in Fund shares	169,841	1,045,779
Redemptions	(1,032,909)	(2,084,885)

Net increase (decrease)	(232,772)	317,019

Class I	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	1,016,884	2,084,811
Issued to shareholders electing to receive payments of distributions in Fund shares	134,680	706,284
Redemptions	(1,723,852)	(1,875,003)

Net increase (decrease)	(572,288)	916,092

13

Dividend Builder Portfolio

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value

Aerospace & Defense — 4.6%
Raytheon Co.	156,000	$21,208,200
United Technologies Corp.	229,000	23,483,950

		$44,692,150

Banks — 4.4%
U.S. Bancorp	336,000	$13,550,880
Wells Fargo & Co.	621,000	29,391,930

		$42,942,810

Beverages — 1.0%
Diageo PLC ADR	89,000	$10,046,320

		$10,046,320

Biotechnology — 2.9%
Celgene Corp.(1)	44,000	$4,339,720
Gilead Sciences, Inc.	229,500	19,144,890
Incyte Corp.(1)	33,000	2,639,340
Vertex Pharmaceuticals, Inc.(1)	27,000	2,322,540

		$28,446,490

Capital Markets — 0.3%
Lazard, Ltd., Class A	100,000	$2,978,000

		$2,978,000

Chemicals — 0.6%
Dow Chemical Co. (The)	123,000	$6,114,330

		$6,114,330

Commercial Services & Supplies — 0.8%
Tyco International PLC	178,000	$7,582,800

		$7,582,800

Communications Equipment — 1.3%
Cisco Systems, Inc.	439,000	$12,594,910

		$12,594,910

Containers & Packaging — 2.1%
International Paper Co.	474,153	$20,094,604

		$20,094,604

Security	Shares	Value

Diversified Telecommunication Services — 5.5%
AT&T, Inc.	466,000	$20,135,860
Verizon Communications, Inc.	602,680	33,653,651

		$53,789,511

Electric Utilities — 4.5%
NextEra Energy, Inc.	103,500	$13,496,400
PG&E Corp.	349,900	22,365,608
Pinnacle West Capital Corp.	97,000	7,862,820

		$43,724,828

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	151,000	$11,941,080

		$11,941,080

Food & Staples Retailing — 2.0%
CVS Health Corp.	56,000	$5,361,440
Sprouts Farmers Market, Inc.(1)	108,000	2,473,200
Wal-Mart Stores, Inc.	159,000	11,610,180

		$19,444,820

Food Products — 1.1%
Pinnacle Foods, Inc.	232,400	$10,757,796

		$10,757,796

Health Care Equipment & Supplies — 0.6%
Zimmer Biomet Holdings, Inc.	50,000	$6,019,000

		$6,019,000

Health Care Providers & Services — 2.5%
Humana, Inc.	74,000	$13,311,120
McKesson Corp.	57,000	10,639,050

		$23,950,170

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	126,400	$15,210,976

		$15,210,976

Household Durables — 0.5%
Newell Brands, Inc.	100,000	$4,857,000

		$4,857,000

14	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products — 2.3%
Procter & Gamble Co. (The)	263,000	$22,268,210

		$22,268,210

Industrial Conglomerates — 2.6%
General Electric Co.	810,000	$25,498,800

		$25,498,800

Insurance — 5.1%
Aflac, Inc.	137,000	$9,885,920
American Financial Group, Inc.	67,000	4,953,310
Chubb, Ltd.	181,500	23,723,865
First American Financial Corp.	273,000	10,980,060

		$49,543,155

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(1)	20,900	$14,956,458

		$14,956,458

Internet Software & Services — 3.7%
Alphabet, Inc., Class C(1)	31,344	$21,693,183
Facebook, Inc., Class A(1)	124,500	14,227,860

		$35,921,043

IT Services — 1.7%
International Business Machines Corp.	112,500	$17,075,250

		$17,075,250

Media — 3.8%
Time Warner, Inc.	293,000	$21,547,220
Viacom, Inc., Class B	71,000	2,944,370
Walt Disney Co. (The)	127,600	12,481,832

		$36,973,422

Multi-Utilities — 2.0%
National Grid PLC	1,304,000	$19,175,739

		$19,175,739

Multiline Retail — 0.3%
Target Corp.	41,000	$2,862,620

		$2,862,620

Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	108,000	$11,321,640
Occidental Petroleum Corp.	295,200	22,305,312

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66	139,300	$11,052,062
Royal Dutch Shell PLC, Class B	549,000	15,168,086

		$59,847,100

Pharmaceuticals — 9.6%
Eli Lilly & Co.	64,000	$5,040,000
GlaxoSmithKline PLC ADR	235,000	10,184,900
Johnson & Johnson	249,400	30,252,220
Pfizer, Inc.	850,000	29,928,500
Teva Pharmaceutical Industries, Ltd. ADR(2)	357,600	17,962,248

		$93,367,868

Real Estate Investment Trusts (REITs) — 4.4%
Equity Residential	226,000	$15,566,880
National Retail Properties, Inc.	388,000	20,067,360
Post Properties, Inc.	115,000	7,020,750

		$42,654,990

Road & Rail — 1.4%
Union Pacific Corp.	157,000	$13,698,250

		$13,698,250

Semiconductors & Semiconductor Equipment — 3.0%
Broadcom, Ltd.	42,900	$6,666,660
Intel Corp.	430,000	14,104,000
Texas Instruments, Inc.	144,000	9,021,600

		$29,792,260

Software — 4.7%
Mentor Graphics Corp.	455,000	$9,673,300
Microsoft Corp.	575,000	29,422,750
Oracle Corp.	166,500	6,814,845

		$45,910,895

Specialty Retail — 2.0%
L Brands, Inc.	89,000	$5,974,570
Lowe’s Cos., Inc.	175,000	13,854,750

		$19,829,320

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	293,600	$28,068,160

		$28,068,160

15	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco — 5.0%
Altria Group, Inc.	107,300	$7,399,408
Philip Morris International, Inc.	274,300	27,901,796
Reynolds American, Inc.	244,000	13,158,920

		$48,460,124

Total Common Stocks (identified cost $883,758,088)		$971,091,259

Short-Term Investments — 1.6%

Description	Interest/ Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$10,516,979	$10,516,979
State Street Navigator Securities Lending Prime Portfolio(4)	5,536,250	5,536,250

Total Short-Term Investments (identified cost $16,053,229)		$16,053,229

Total Investments — 101.2% (identified cost $899,811,317)		$987,144,488

Put Options Written — (0.0)%(5)

Security	Number of Contracts	Strike Price	Expiration Date	Value

Cypress Semiconductor Corp.	12,000	$6.00	9/16/16	$(60,000)

Total Put Options Written (premiums received $432,950)				$(60,000)

Covered Call Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value

Broadcom, Ltd.	425	$165.00	10/21/16	$(278,375)
Union Pacific Corp.	929	88.00	7/22/16	(185,800)
Union Pacific Corp.	641	90.00	11/18/16	(221,145)
Wal-Mart Stores, Inc.	1,590	72.50	8/19/16	(322,770)

Total Covered Call Options Written (premiums received $1,048,774)				$(1,008,090)

Other Assets, Less Liabilities — (1.1)%				$(10,766,533)

Net Assets — 100.0%				$975,309,865

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2016.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

(4)	Represents investment of cash collateral received in connection with securities lending.

(5)	Amount is less than (0.05)%.

Abbreviations:

ADR	–	American Depositary Receipt

16	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value including $5,399,725 of securities on loan (identified cost, $889,294,338)	$976,627,509
Affiliated investment, at value (identified cost, $10,516,979)	10,516,979
Dividends receivable	2,089,751
Interest receivable from affiliated investment	1,946
Receivable for investments sold	23,274,356
Securities lending income receivable	6,514
Tax reclaims receivable	1,768,134
Total assets	$1,014,285,189

Liabilities
Written options outstanding, at value (premiums received, $1,481,724)	$1,068,090
Collateral for securities loaned	5,536,250
Payable for investments purchased	31,704,946
Payable to affiliates:
Investment adviser fee	505,620
Trustees’ fees	13,383
Accrued expenses	147,035
Total liabilities	$38,975,324
Net Assets applicable to investors’ interest in Portfolio	$975,309,865

Sources of Net Assets
Investors’ capital	$887,572,658
Net unrealized appreciation	87,737,207
Total	$975,309,865

17	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends (net of foreign taxes, $194,049)	$15,182,089
Securities lending income, net	25,325
Interest allocated from affiliated investment	7,047
Expenses allocated from affiliated investment	(222)
Total investment income	$15,214,239

Expenses
Investment adviser fee	$3,032,894
Trustees’ fees and expenses	25,635
Custodian fee	118,263
Legal and accounting services	36,149
Miscellaneous	38,010
Total expenses	$3,250,951

Net investment income	$11,963,288

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$12,921,429
Investment transactions allocated from affiliated investment	2
Written options	(50,848)
Foreign currency transactions	(23,011)
Net realized gain	$12,847,572
Change in unrealized appreciation (depreciation) —
Investments	$21,261,715
Written options	(603,821)
Foreign currency	919
Net change in unrealized appreciation (depreciation)	$20,658,813

Net realized and unrealized gain	$33,506,385

Net increase in net assets from operations	$45,469,673

18	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$11,963,288	$20,934,217
Net realized gain from investment transactions, written options and foreign currency transactions	12,847,572	75,117,543
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	20,658,813	(62,831,312)
Net increase in net assets from operations	$45,469,673	$33,220,448
Capital transactions —
Contributions	$5,745,466	$13,713,491
Withdrawals	(64,615,499)	(96,854,896)
Net decrease in net assets from capital transactions	$(58,870,033)	$(83,141,405)

Net decrease in net assets	$(13,400,360)	$(49,920,957)

Net Assets
At beginning of period	$988,710,225	$1,038,631,182
At end of period	$975,309,865	$988,710,225

19	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2016

Supplementary Data

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.68	%(2)	0.68%	0.68%	0.68%	0.68%	0.67%
Net investment income	2.52	%(2)	2.02%	2.28%	1.67%	2.97%	4.16	%(3)
Portfolio Turnover	53	%(4)	99%	93%	59%	63%	87%

Total Return	4.91	%(4)	3.28%	12.13%	25.87%	13.93%	1.55%

Net assets, end of period (000’s omitted)	$975,310		$988,710	$1,038,631	$1,082,543	$1,060,224	$1,122,686

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.93% of average daily net assets.

(4)	Not annualized.

20	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2016, Eaton Vance Dividend Builder Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share

21

Dividend Builder Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

22

Dividend Builder Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2016, the Portfolio’s investment adviser fee amounted to $3,032,894 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $508,260,672 and $553,621,271, respectively, for the six months ended June 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$900,909,974

Gross unrealized appreciation	$106,259,212
Gross unrealized depreciation	(20,024,698)

Net unrealized appreciation	$86,234,514

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2016 is included in the Portfolio of Investments. At June 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

23

Dividend Builder Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Written options activity for the six months ended June 30, 2016 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	6,015	$1,509,048
Options written	40,238	4,222,000
Options terminated in closing purchase transactions	(12,785)	(2,422,164)
Options exercised	(495)	(153,893)
Options expired	(17,388)	(1,673,267)

Outstanding, end of period	15,585	$1,481,724

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended June 30, 2016, the Portfolio entered into option transactions on individual securities to seek return and to seek to hedge against fluctuations in security prices.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(1,068,090)

Total	$—	$(1,068,090)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$158,088	$499,469
Written options	(50,848)	(603,821)

Total	$107,240	$(104,352)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the six months ended June 30, 2016, which is indicative of the volume of this derivative type, was 7,093 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

24

Dividend Builder Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

7   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by noncash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Noncash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2016, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,399,725 and $5,536,250, respectively. Collateral received included cash of $5,536,250. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time. The carrying amount of the liability for collateral for securities loaned at June 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at June 30, 2016.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Dividend Builder Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

At June 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$94,689,796	$—		$—	$94,689,796
Consumer Staples	110,977,270	—		—	110,977,270
Energy	56,620,094	15,168,086		—	71,788,180
Financials	138,118,955	—		—	138,118,955
Health Care	151,783,528	—		—	151,783,528
Industrials	91,472,000	—		—	91,472,000
Information Technology	169,362,518	—		—	169,362,518
Materials	26,208,934	—		—	26,208,934
Telecommunication Services	53,789,511	—		—	53,789,511
Utilities	43,724,828	19,175,739		—	62,900,567

Total Common Stocks	$936,747,434	$34,343,825	*	$—	$971,091,259
Short-Term Investments	$—	$16,053,229		$—	$16,053,229

Total Investments	$936,747,434	$50,397,054		$—	$987,144,488

Liability Description

Put Options Written	$(60,000)	$—		$—	$(60,000)
Covered Call Options Written	(1,008,090)	—		—	(1,008,090)

Total	$(1,068,090)	$—		$—	$(1,068,090)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Dividend Builder Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Dividend Builder Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Dividend Builder Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Builder Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

28

Eaton Vance

Dividend Builder Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

29

Eaton Vance

Dividend Builder Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Dividend Builder Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Dividend Builder Portfolio

Charles B. Gaffney

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Dividend Builder Fund and Dividend Builder Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Dividend Builder Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Dividend Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7697 6.30.16

Eaton Vance

Greater India Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

Greater India Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Greater India Fund

June 30, 2016

Performance1,2

Portfolio Manager Rishikesh Patel, LGM Investments Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/02/1994	05/02/1994	6.99%	–3.03%	2.27%	4.97%
Class A with 5.75% Maximum Sales Charge	—	—	0.84	–8.59	1.07	4.36
Class B at NAV	05/02/1994	05/02/1994	6.62	–3.71	1.56	4.32
Class B with 5% Maximum Sales Charge	—	—	1.62	–8.52	1.18	4.32
Class C at NAV	07/07/2006	05/02/1994	6.64	–3.72	1.56	4.34
Class C with 1% Maximum Sales Charge	—	—	5.64	–4.68	1.56	4.34
Class I at NAV	10/01/2009	05/02/1994	7.17	–2.73	2.57	5.20
S&P Bombay Stock Exchange 100 Index	—	—	2.94%	–4.59%	1.14%	7.75%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			1.90%	2.60%	2.60%	1.60%
Net			1.88	2.58	2.58	1.58

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

HDFC Bank, Ltd.	6.7%

ITC, Ltd.	6.0

Housing Development Finance Corp., Ltd.	5.1

Yes Bank, Ltd.	4.9

Emami, Ltd.	4.5

Pidilite Industries, Ltd.	4.2

Container Corp. of India, Ltd.	3.8

Shriram City Union Finance, Ltd.	3.8

Mahindra & Mahindra Financial Services, Ltd.	3.7

Nestle India, Ltd.	3.5

Total	46.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater India Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

S&P Bombay Stock Exchange 100 Index is an unmanaged index of 100 common stocks traded in the India market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

   Fund profile subject to change due to active management.

3

Eaton Vance

Greater India Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,069.90	$9.68	**	1.88%
Class B	$1,000.00	$1,066.20	$13.25	**	2.58%
Class C	$1,000.00	$1,066.40	$13.26	**	2.58%
Class I	$1,000.00	$1,071.70	$8.14	**	1.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.50	$9.42	**	1.88%
Class B	$1,000.00	$1,012.00	$12.91	**	2.58%
Class C	$1,000.00	$1,012.00	$12.91	**	2.58%
Class I	$1,000.00	$1,017.00	$7.92	**	1.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Greater India Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Investment in Greater India Portfolio, at value (identified cost, $179,888,253)	$233,508,173
Receivable for Fund shares sold	635,304
Total assets	$234,143,477

Liabilities
Payable for Fund shares redeemed	$364,045
Payable to affiliates:
Administration fee	28,087
Distribution and service fees	66,767
Trustees’ fees	125
Other	14,479
Accrued expenses	95,368
Total liabilities	$568,871
Net Assets	$233,574,606

Sources of Net Assets
Paid-in capital	$271,156,828
Accumulated net realized loss from Portfolio	(85,488,170)
Accumulated net investment loss	(5,713,972)
Net unrealized appreciation from Portfolio	53,619,920
Total	$233,574,606

Class A Shares
Net Assets	$171,495,068
Shares Outstanding	6,219,629
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$27.57
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$29.25

Class B Shares
Net Assets	$4,515,866
Shares Outstanding	186,969
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$24.15

Class C Shares
Net Assets	$26,870,966
Shares Outstanding	1,115,792
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$24.08

Class I Shares
Net Assets	$30,692,706
Shares Outstanding	1,091,794
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$28.11

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends allocated from Portfolio	$1,434,311
Interest allocated from Portfolio	152
Expenses allocated from Portfolio	(1,339,947)
Total investment income from Portfolio	$94,516

Expenses
Administration fee	$162,887
Distribution and service fees
Class A	236,889
Class B	26,295
Class C	127,360
Trustees’ fees and expenses	250
Custodian fee	10,027
Transfer and dividend disbursing agent fees	165,669
Legal and accounting services	12,442
Printing and postage	21,161
Registration fees	35,978
Miscellaneous	6,768
Total expenses	$805,726
Deduct —
Allocation of expenses to affiliates	$37,891
Total expense reductions	$37,891

Net expenses	$767,835

Net investment loss	$(673,319)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$10,481,340
Foreign currency transactions	(205,622)
Net realized gain	$10,275,718
Change in unrealized appreciation (depreciation) —
Investments	$4,869,174
Foreign currency	(3,468)
Net change in unrealized appreciation (depreciation)	$4,865,706

Net realized and unrealized gain	$15,141,424

Net increase in net assets from operations	$14,468,105

6	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment loss	$(673,319)	$(2,663,402)
Net realized gain from investment and foreign currency transactions	10,275,718	44,697,362
Net change in unrealized appreciation (depreciation) from investments and foreign currency	4,865,706	(55,787,325)
Net increase (decrease) in net assets from operations	$14,468,105	$(13,753,365)
Distributions to shareholders —
From net investment income
Class A	$—	$(1,506,721)
Class B	—	(95,727)
Class C	—	(283,620)
Class I	—	(261,662)
Total distributions to shareholders	$—	$(2,147,730)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,169,611	$26,760,533
Class B	7,251	116,931
Class C	488,650	6,795,652
Class I	8,378,736	20,368,492
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	1,359,943
Class B	—	83,169
Class C	—	242,199
Class I	—	163,230
Cost of shares redeemed
Class A	(16,740,212)	(46,675,737)
Class B	(539,316)	(2,311,026)
Class C	(3,426,497)	(8,357,957)
Class I	(9,822,096)	(24,008,931)
Net asset value of shares exchanged
Class A	2,065,830	7,292,006
Class B	(2,065,830)	(7,292,006)
Net decrease in net assets from Fund share transactions	$(18,483,873)	$(25,463,502)

Net decrease in net assets	$(4,015,768)	$(41,364,597)

Net Assets
At beginning of period	$237,590,374	$278,954,971
At end of period	$233,574,606	$237,590,374

Accumulated net investment loss included in net assets
At end of period	$(5,713,972)	$(5,040,653)

7	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2016

Financial Highlights

	Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$25.770		$27.310	$19.980	$22.210	$17.240	$28.220

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.068)		$(0.245)	$(0.116)	$0.002	$(0.064)	$(0.120)
Net realized and unrealized gain (loss)	1.868		(1.090)	7.956	(2.232)	5.034	(10.823)

Total income (loss) from operations	$1.800		$(1.335)	$7.840	$(2.230)	$4.970	$(10.943)

Less Distributions
From net investment income	$—		$(0.205)	$(0.510)	$—	$—	$(0.037)

Total distributions	$—		$(0.205)	$(0.510)	$—	$—	$(0.037)

Net asset value — End of period	$27.570		$25.770	$27.310	$19.980	$22.210	$17.240

Total Return(2)	6.99	%(3)	(4.96)%	39.28%	(10.04)%	28.83%	(38.80)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$171,495		$172,386	$195,146	$154,207	$233,906	$227,581
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.88	%(7)	1.88%	1.88%	1.88%	1.88%	1.93%
Net investment income (loss)	(0.55	)%(7)	(0.88)%	(0.48)%	0.01%	(0.32)%	(0.51)%
Portfolio Turnover of the Portfolio	10	%(3)	30%	22%	42%	65%	49%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator reimbursed certain operating expenses (equal to 0.03%, 0.02%, 0.04%, 0.14%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$22.650		$24.190	$17.680	$19.790	$15.470	$25.500

Income (Loss) From Operations
Net investment loss(1)	$(0.145)		$(0.401)	$(0.261)	$(0.123)	$(0.184)	$(0.250)
Net realized and unrealized gain (loss)	1.645		(0.938)	7.024	(1.987)	4.504	(9.743)

Total income (loss) from operations	$1.500		$(1.339)	$6.763	$(2.110)	$4.320	$(9.993)

Less Distributions
From net investment income	$—		$(0.201)	$(0.253)	$—	$—	$(0.037)

Total distributions	$—		$(0.201)	$(0.253)	$—	$—	$(0.037)

Net asset value — End of period	$24.150		$22.650	$24.190	$17.680	$19.790	$15.470

Total Return(2)	6.62	%(3)	(5.62)%	38.27%	(10.66)%	27.92%	(39.21)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,516		$6,970	$16,502	$31,336	$57,303	$64,624
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	2.58	%(7)	2.58%	2.58%	2.58%	2.58%	2.61%
Net investment loss	(1.35	)%(7)	(1.62)%	(1.27)%	(0.68)%	(1.03)%	(1.18)%
Portfolio Turnover of the Portfolio	10	%(3)	30%	22%	42%	65%	49%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator reimbursed certain operating expenses (equal to 0.03%, 0.02%, 0.04%, 0.14%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$22.580		$24.120	$17.720	$19.840	$15.500	$25.550

Income (Loss) From Operations
Net investment loss(1)	$(0.137)		$(0.383)	$(0.256)	$(0.122)	$(0.182)	$(0.249)
Net realized and unrealized gain (loss)	1.637		(0.954)	7.029	(1.998)	4.522	(9.764)

Total income (loss) from operations	$1.500		$(1.337)	$6.773	$(2.120)	$4.340	$(10.013)

Less Distributions
From net investment income	$—		$(0.203)	$(0.373)	$—	$—	$(0.037)

Total distributions	$—		$(0.203)	$(0.373)	$—	$—	$(0.037)

Net asset value — End of period	$24.080		$22.580	$24.120	$17.720	$19.840	$15.500

Total Return(2)	6.64	%(3)	(5.63)%	38.25%	(10.69)%	28.00%	(39.23)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,871		$28,276	$31,918	$24,749	$40,193	$42,307
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	2.58	%(7)	2.58%	2.58%	2.58%	2.58%	2.61%
Net investment loss	(1.27	)%(7)	(1.56)%	(1.19)%	(0.68)%	(1.01)%	(1.17)%
Portfolio Turnover of the Portfolio	10	%(3)	30%	22%	42%	65%	49%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator reimbursed certain operating expenses (equal to 0.03%, 0.02%, 0.04%, 0.14%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$26.230		$27.710	$20.260	$22.460	$17.380	$28.360

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.034)		$(0.166)	$(0.044)	$0.057	$(0.015)	$(0.018)
Net realized and unrealized gain (loss)	1.914		(1.108)	8.078	(2.257)	5.095	(10.925)

Total income (loss) from operations	$1.880		$(1.274)	$8.034	$(2.200)	$5.080	$(10.943)

Less Distributions
From net investment income	$—		$(0.206)	$(0.584)	$—	$—	$(0.037)

Total distributions	$—		$(0.206)	$(0.584)	$—	$—	$(0.037)

Net asset value — End of period	$28.110		$26.230	$27.710	$20.260	$22.460	$17.380

Total Return(2)	7.17	%(3)	(4.70)%	39.74%	(9.83)%	29.29%	(38.62)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,693		$29,959	$35,388	$18,909	$28,616	$23,520
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.58	%(7)	1.58%	1.58%	1.58%	1.58%	1.61%
Net investment income (loss)	(0.27	)%(7)	(0.59)%	(0.18)%	0.28%	(0.07)%	(0.08)%
Portfolio Turnover of the Portfolio	10	%(3)	30%	22%	42%	65%	49%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator reimbursed certain operating expenses (equal to 0.03%, 0.02%, 0.04%, 0.14%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

12

Eaton Vance

Greater India Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $95,737,405, which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on December 31, 2017 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

Additionally, at December 31, 2015, the Fund had a late year ordinary loss of $948,857, related to certain specified losses realized after October 31, 2015, which it has elected to defer to the following taxable year pursuant to income tax regulations.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2016, the administration fee amounted to $162,887. Boston Management and Research (BMR), a subsidiary of EVM, and LGM Investments Limited (LGM Ltd.), the sub-adviser of the Portfolio, have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.88%, 2.58%, 2.58% and 1.58% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2017. Pursuant to this agreement, BMR and LGM Ltd. were allocated $37,891 in total of the Fund’s operating expenses for the six months ended June 30, 2016. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2016, EVM earned $9,786 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $10,315 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $236,889 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2016, the Fund paid or accrued to EVD $19,721 and $95,520 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the

13

Eaton Vance

Greater India Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2016 amounted to $6,574 and $31,840 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2016, the Fund was informed that EVD received approximately $100, $1,000 and $3,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,823,680 and $22,717,630, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	125,883	920,855
Issued to shareholders electing to receive payments of distributions in Fund shares	—	47,784
Redemptions	(680,523)	(1,679,813)
Exchange from Class B shares	84,297	254,962

Net decrease	(470,343)	(456,212)

Class B	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	349	4,691
Issued to shareholders electing to receive payments of distributions in Fund shares	—	3,311
Redemptions	(25,021)	(93,676)
Exchange to Class A shares	(96,055)	(288,767)

Net decrease	(120,727)	(374,441)

14

Eaton Vance

Greater India Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	22,338	269,699
Issued to shareholders electing to receive payments of distributions in Fund shares	—	9,669
Redemptions	(158,555)	(350,482)

Net decrease	(136,217)	(71,114)

Class I	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	335,897	715,165
Issued to shareholders electing to receive payments of distributions in Fund shares	—	5,644
Redemptions	(386,179)	(855,602)

Net decrease	(50,282)	(134,793)

15

Greater India Portfolio

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value

India — 98.4%

Automobiles — 3.5%
Bajaj Auto, Ltd.	204,902	$8,213,185

		$8,213,185

Banks — 22.7%
Federal Bank, Ltd.(1)	5,873,247	$5,036,701
HDFC Bank, Ltd.	776,258	15,724,794
ICICI Bank, Ltd.	2,187,466	7,824,325
IndusInd Bank, Ltd.	333,650	5,507,719
Kotak Mahindra Bank, Ltd.	673,160	7,616,345
Yes Bank, Ltd.	693,690	11,376,847

		$53,086,731

Beverages — 3.0%
United Spirits, Ltd.(1)	191,511	$7,065,617

		$7,065,617

Chemicals — 4.2%
Pidilite Industries, Ltd.	919,239	$9,801,818

		$9,801,818

Construction Materials — 5.1%
Shree Cement, Ltd.	23,615	$5,081,840
UltraTech Cement, Ltd.	135,111	6,847,331

		$11,929,171

Consumer Finance — 10.9%
Bajaj Finance, Ltd.	16,751	$1,985,107
Mahindra & Mahindra Financial Services, Ltd.	1,747,381	8,714,542
Shriram City Union Finance, Ltd.	356,165	8,777,566
Shriram Transport Finance Co., Ltd.	336,258	6,007,057

		$25,484,272

Diversified Financial Services — 2.0%
Credit Analysis & Research, Ltd.	310,997	$4,564,601

		$4,564,601

Food Products — 5.4%
Britannia Industries, Ltd.	105,137	$4,298,847
Nestle India, Ltd.	84,985	8,248,950

		$12,547,797

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.1%
Jubilant FoodWorks, Ltd.	288,128	$4,969,603

		$4,969,603

Household Products — 3.0%
Hindustan Unilever, Ltd.	352,275	$4,695,432
Jyothy Laboratories, Ltd.	485,556	2,181,655

		$6,877,087

IT Services — 2.4%
HCL Technologies, Ltd.	316,434	$3,431,227
Infosys, Ltd.	124,231	2,157,975

		$5,589,202

Machinery — 1.5%
Escorts, Ltd.	1,087,096	$3,568,473

		$3,568,473

Media — 1.9%
Zee Entertainment Enterprises, Ltd.	660,336	$4,475,837

		$4,475,837

Personal Products — 9.3%
Bajaj Corp., Ltd.	771,666	$4,452,118
Colgate-Palmolive (India), Ltd.	487,778	6,645,674
Emami, Ltd.	639,206	10,493,760

		$21,591,552

Pharmaceuticals — 0.9%
Lupin, Ltd.	94,209	$2,162,391

		$2,162,391

Road & Rail — 3.8%
Container Corp. of India, Ltd.	421,292	$8,932,348

		$8,932,348

Textiles, Apparel & Luxury Goods — 5.6%
Bata India, Ltd.	620,658	$5,032,453
Titan Co., Ltd.	1,345,223	8,136,326

		$13,168,779

Thrifts & Mortgage Finance — 5.1%
Housing Development Finance Corp., Ltd.	636,216	$11,843,595

		$11,843,595

16	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco — 6.0%
ITC, Ltd.	2,559,562	$14,036,142

		$14,036,142

Total India (identified cost $176,350,893)		$229,908,201

Total Common Stocks (identified cost $176,350,893)		$229,908,201

Short-Term Investments — 1.4%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/16	$3,190	$3,189,922

Total Short-Term Investments (identified cost $3,189,922)		$3,189,922

Total Investments — 99.8% (identified cost $179,540,815)		$233,098,123

Other Assets, Less Liabilities — 0.2%		$411,462

Net Assets — 100.0%		$233,509,585

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

17	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Investments, at value (identified cost, $179,540,815)	$233,098,123
Foreign currency, at value (identified cost, $7,482)	7,458
Dividends and interest receivable	703,801
Receivable for investments sold	30,357
Total assets	$233,839,739

Liabilities
Payable to affiliates:
Investment adviser fee	$206,235
Trustees’ fees	3,322
Accrued expenses	120,597
Total liabilities	$330,154
Net Assets applicable to investors’ interest in Portfolio	$233,509,585

Sources of Net Assets
Investors’ capital	$179,954,984
Net unrealized appreciation	53,554,601
Total	$233,509,585

18	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends	$1,434,320
Interest	153
Total investment income	$1,434,473

Expenses
Investment adviser fee	$1,196,502
Trustees’ fees and expenses	5,810
Custodian fee	106,769
Legal and accounting services	23,710
Miscellaneous	7,165
Total expenses	$1,339,956

Net investment income	$94,517

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$10,481,400
Foreign currency transactions	(205,622)
Net realized gain	$10,275,778
Change in unrealized appreciation (depreciation) —
Investments	$4,869,210
Foreign currency	(3,468)
Net change in unrealized appreciation (depreciation)	$4,865,742

Net realized and unrealized gain	$15,141,520

Net increase in net assets from operations	$15,236,037

19	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income (loss)	$94,517	$(641,808)
Net realized gain from investment and foreign currency transactions	10,275,778	44,697,583
Net change in unrealized appreciation (depreciation) from investments and foreign currency	4,865,742	(55,787,603)
Net increase (decrease) in net assets from operations	$15,236,037	$(11,731,828)
Capital transactions —
Contributions	$2,823,680	$17,715,280
Withdrawals	(22,717,630)	(48,408,682)
Net decrease in net assets from capital transactions	$(19,893,950)	$(30,693,402)

Net decrease in net assets	$(4,657,913)	$(42,425,230)

Net Assets
At beginning of period	$238,167,498	$280,592,728
At end of period	$233,509,585	$238,167,498

20	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2016

Supplementary Data

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.23	%(2)	1.23%	1.22%	1.31%	1.33%	1.27%
Net investment income (loss)	0.09	%(2)	(0.23)%	0.17%	0.58%	0.22%	0.15%
Portfolio Turnover	10	%(3)	30%	22%	42%	65%	49%

Total Return	7.33	%(3)	(4.33)%	40.17%	(9.52)%	29.53%	(38.37)%

Net assets, end of period (000’s omitted)	$233,510		$238,167	$280,593	$231,169	$361,498	$361,125

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

21	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2016, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2016, the Portfolio, for tax reporting in India, had accumulated losses of INR 665,133,211 (having a value of approximately $9,855,000 at June 30, 2016)

22

Greater India Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

that can be carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gains taxes. These accumulated losses expire on March 31, 2020 (INR 574,988,901) and March 31, 2022 (INR 90,144,310).

As of June 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed. During the six months ended June 30, 2016, the Indian tax authorities completed their review of the Portfolio’s India tax return for the year ended March 31, 2013 with no significant changes to the amounts as previously reported on such tax return.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million, 1.01% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. For the six months ended June 30, 2016, the investment adviser fee amounted to $1,196,502 or 1.10% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays LGM Investments Limited a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $21,083,080 and $41,649,405, respectively, for the six months ended June 30, 2016.

23

Greater India Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$183,632,630

Gross unrealized appreciation	$54,305,009
Gross unrealized depreciation	(4,839,516)

Net unrealized appreciation	$49,465,493

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. Governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Greater India Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

At June 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks	$—	$229,908,201	(1)(2)	$—	$229,908,201
Short-Term Investments	—	3,189,922		—	3,189,922

Total Investments	$—	$233,098,123		$—	$233,098,123

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Greater India Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Greater India Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Greater India Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Greater India Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management (“EVM”), and the sub-advisory agreement with LGM Investments Ltd. (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent

27

Eaton Vance

Greater India Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, including the Fund’s relative underweight to small- and mid-cap companies. In the course of its review of the agreements, the Board was informed by the Adviser that it was actively evaluating actions that may be taken to address the Fund’s performance, which actions could include making a recommendation for the retention of a new sub-adviser for the Portfolio. The Board concluded that additional time was needed for the Adviser to complete its evaluation and recommendation.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

28

Eaton Vance

Greater India Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Greater India Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Greater India Portfolio

Thomas Vester

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Greater India Fund and Greater India Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Greater India Portfolio

LGM Investments Limited

95 Wigmore Street

London W1U 1FD, England

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7693 6.30.16

Eaton Vance

Growth Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

Growth Fund

June 30, 2016

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	–2.09%	–0.62%	10.97%	7.60%
Class A with 5.75% Maximum Sales Charge	—	—	–7.73	–6.34	9.66	6.97
Class C at NAV	09/09/2002	09/09/2002	–2.41	–1.35	10.15	6.81
Class C with 1% Maximum Sales Charge	—	—	–3.37	–2.30	10.15	6.81
Class I at NAV	05/03/2007	09/09/2002	–1.94	–0.38	11.24	7.84
Class R at NAV	08/03/2009	09/09/2002	–2.21	–0.86	10.69	7.42
Russell 1000® Growth Index	—	—	1.36%	3.02%	12.33%	8.77%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.12%	1.87%	0.87%	1.37%
Net			1.05	1.80	0.80	1.30

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Amazon.com, Inc.	5.0%

Facebook, Inc., Class A	4.5

Alphabet, Inc., Class C	3.4

Visa, Inc., Class A	3.2

Apple, Inc.	3.2

Johnson & Johnson	3.0

Alphabet, Inc., Class A	2.9

salesforce.com, inc.	2.6

Medtronic PLC	2.6

Time Warner, Inc.	2.4

Total	32.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Growth Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Growth Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$979.10	$5.17	**	1.05%
Class C	$1,000.00	$975.90	$8.84	**	1.80%
Class I	$1,000.00	$980.60	$3.94	**	0.80%
Class R	$1,000.00	$977.90	$6.39	**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.27	**	1.05%
Class C	$1,000.00	$1,015.90	$9.02	**	1.80%
Class I	$1,000.00	$1,020.90	$4.02	**	0.80%
Class R	$1,000.00	$1,018.40	$6.52	**	1.30%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Growth Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Investment in Growth Portfolio, at value (identified cost, $233,676,161)	$309,207,118
Receivable for Fund shares sold	919,995
Receivable from affiliate	20,893
Total assets	$310,148,006

Liabilities
Payable for Fund shares redeemed	$717,277
Payable to affiliates:
Distribution and service fees	80,990
Trustees’ fees	125
Accrued expenses	97,267
Total liabilities	$895,659
Net Assets	$309,252,347

Sources of Net Assets
Paid-in capital	$251,717,416
Accumulated net realized loss from Portfolio	(18,113,016)
Accumulated undistributed net investment income	116,990
Net unrealized appreciation from Portfolio	75,530,957
Total	$309,252,347

Class A Shares
Net Assets	$205,704,604
Shares Outstanding	9,634,629
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$21.35
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$22.65

Class C Shares
Net Assets	$44,375,156
Shares Outstanding	2,378,542
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.66

Class I Shares
Net Assets	$56,123,739
Shares Outstanding	2,568,337
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$21.85

Class R Shares
Net Assets	$3,048,848
Shares Outstanding	145,334
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.98

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends allocated from Portfolio	$1,652,299
Interest allocated from Portfolio	10,786
Securities lending income allocated from Portfolio, net	25,977
Expenses allocated from Portfolio	(1,073,556)
Total investment income from Portfolio	$615,506

Expenses
Distribution and service fees
Class A	$253,859
Class C	222,345
Class R	8,876
Trustees’ fees and expenses	250
Custodian fee	12,605
Transfer and dividend disbursing agent fees	186,911
Legal and accounting services	12,693
Printing and postage	22,639
Registration fees	20,612
Miscellaneous	9,466
Total expenses	$750,256
Deduct —
Allocation of expenses to affiliate	$119,306
Total expense reductions	$119,306

Net expenses	$630,950

Net investment loss	$(15,444)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$6,366,379
Net realized gain	$6,366,379
Change in unrealized appreciation (depreciation) —
Investments	$(13,195,515)
Foreign currency	928
Net change in unrealized appreciation (depreciation)	$(13,194,587)

Net realized and unrealized loss	$(6,828,208)

Net decrease in net assets from operations	$(6,843,652)

6	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income (loss)	$(15,444)	$1,581,203
Net realized gain from investment transactions	6,366,379	20,246,371
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(13,194,587)	(9,040,196)
Net increase (decrease) in net assets from operations	$(6,843,652)	$12,787,378
Distributions to shareholders —
From net investment income
Class A	$(812,303)	$—
Class I	(337,812)	—
Class R	(815)	—
From net realized gain
Class A	(3,261,578)	(8,962,279)
Class C	(805,648)	(2,375,838)
Class I	(852,989)	(2,405,188)
Class R	(49,035)	(167,017)
Total distributions to shareholders	$(6,120,180)	$(13,910,322)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,984,323	$31,844,919
Class C	2,450,815	7,814,100
Class I	6,223,220	17,718,652
Class R	346,561	1,839,902
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,763,727	8,238,828
Class C	684,919	2,012,430
Class I	986,742	2,016,358
Class R	31,537	132,976
Cost of shares redeemed
Class A	(16,874,514)	(34,898,767)
Class C	(4,995,082)	(11,234,466)
Class I	(7,377,782)	(12,987,942)
Class R	(1,359,843)	(781,226)
Issued in connection with tax-free reorganization (see Note 8)
Class A	—	121,709,581
Class C	—	19,530,177
Class I	—	19,536,315
Net increase (decrease) in net assets from Fund share transactions	$(3,135,377)	$172,491,837

Net increase (decrease) in net assets	$(16,099,209)	$171,368,893

Net Assets
At beginning of period	$325,351,556	$153,982,663
At end of period	$309,252,347	$325,351,556

Accumulated undistributed net investment income included in net assets
At end of period	$116,990	$1,283,364

7	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2016

Financial Highlights

	Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014		2013	2012	2011
Net asset value — Beginning of period	$22.230		$21.670	$20.920		$17.540	$15.730	$16.630

Income (Loss) From Operations
Net investment income (loss)(1)	$0.006		$0.140	$(0.000	)(2)	$0.012	$0.002	$0.009
Net realized and unrealized gain (loss)	(0.458)		1.387	2.889		6.069	1.992	(0.909)

Total income (loss) from operations	$(0.452)		$1.527	$2.889		$6.081	$1.994	$(0.900)

Less Distributions
From net investment income	$(0.085)		$—	$—		$(0.001)	$—	$—
From net realized gain	(0.343)		(0.967)	(2.139)		(2.700)	(0.184)	—

Total distributions	$(0.428)		$(0.967)	$(2.139)		$(2.701)	$(0.184)	$—

Net asset value — End of period	$21.350		$22.230	$21.670		$20.920	$17.540	$15.730

Total Return(3)	(2.09	)%(4)	7.04%	14.23%		35.35%	12.66%	(5.41)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$205,705		$214,135	$88,448		$89,426	$86,843	$99,259
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.05	%(8)	1.05%	1.15%		1.25%	1.25%	1.25%
Net investment income (loss)	0.06	%(8)	0.62%	(0.00	)%(9)	0.06%	0.01%	0.05%
Portfolio Turnover of the Portfolio	37	%(4)	55%	38%		42%	40%	69%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.12%, 0.10%, 0.13% and 0.13% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent the reimbursement, total return would be lower.

(8)	Annualized.

(9)	Amount is less than (0.005)%.

8	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$19.460		$19.230	$18.920	$16.190	$14.630	$15.590

Income (Loss) From Operations
Net investment loss(1)	$(0.064)		$(0.025)	$(0.149)	$(0.127)	$(0.118)	$(0.107)
Net realized and unrealized gain (loss)	(0.393)		1.222	2.598	5.558	1.862	(0.853)

Total income (loss) from operations	$(0.457)		$1.197	$2.449	$5.431	$1.744	$(0.960)

Less Distributions
From net investment income	$—		$—	$—	$(0.001)	$—	$—
From net realized gain	(0.343)		(0.967)	(2.139)	(2.700)	(0.184)	—

Total distributions	$(0.343)		$(0.967)	$(2.139)	$(2.701)	$(0.184)	$—

Net asset value — End of period	$18.660		$19.460	$19.230	$18.920	$16.190	$14.630

Total Return(2)	(2.41	)%(3)	6.20%	13.41%	34.27%	11.91%	(6.16)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,375		$48,285	$30,552	$29,318	$22,422	$23,524
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.80	%(7)	1.80%	1.90%	2.00%	2.00%	2.00%
Net investment loss	(0.69	)%(7)	(0.13)%	(0.75)%	(0.68)%	(0.74)%	(0.70)%
Portfolio Turnover of the Portfolio	37	%(3)	55%	38%	42%	40%	69%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.12%, 0.10%, 0.13% and 0.13% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent the reimbursement, total return would be lower.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$22.760		$22.120	$21.250	$17.750	$15.910	$16.780

Income (Loss) From Operations
Net investment income(1)	$0.033		$0.192	$0.056	$0.063	$0.050	$0.051
Net realized and unrealized gain (loss)	(0.464)		1.415	2.953	6.138	2.012	(0.921)

Total income (loss) from operations	$(0.431)		$1.607	$3.009	$6.201	$2.062	$(0.870)

Less Distributions
From net investment income	$(0.136)		$—	$—	$(0.001)	$(0.038)	$—
From net realized gain	(0.343)		(0.967)	(2.139)	(2.700)	(0.184)	—

Total distributions	$(0.479)		$(0.967)	$(2.139)	$(2.701)	$(0.222)	$—

Net asset value — End of period	$21.850		$22.760	$22.120	$21.250	$17.750	$15.910

Total Return(2)	(1.94	)%(3)	7.26%	14.58%	35.61%	13.01%	(5.24)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,124		$58,746	$32,051	$28,336	$29,920	$30,675
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	0.80	%(7)	0.80%	0.90%	1.00%	1.00%	1.00%
Net investment income	0.31	%(7)	0.84%	0.25%	0.31%	0.29%	0.31%
Portfolio Turnover of the Portfolio	37	%(3)	55%	38%	42%	40%	69%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.12%, 0.10%, 0.13% and 0.13% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent the reimbursement, total return would be lower.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2016

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$21.800		$21.320	$20.660	$17.400	$15.640	$16.580

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.021)		$0.059	$(0.052)	$(0.037)	$(0.038)	$(0.029)
Net realized and unrealized gain (loss)	(0.450)		1.388	2.851	5.998	1.982	(0.911)

Total income (loss) from operations	$(0.471)		$1.447	$2.799	$5.961	$1.944	$(0.940)

Less Distributions
From net investment income	$(0.006)		$—	$—	$(0.001)	$—	$—
From net realized gain	(0.343)		(0.967)	(2.139)	(2.700)	(0.184)	—

Total distributions	$(0.349)		$(0.967)	$(2.139)	$(2.701)	$(0.184)	$—

Net asset value — End of period	$20.980		$21.800	$21.320	$20.660	$17.400	$15.640

Total Return(2)	(2.21	)%(3)	6.77%	13.98%	34.94%	12.42%	(5.67)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,049		$4,186	$2,932	$2,417	$1,729	$1,378
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.30	%(7)	1.30%	1.40%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.21	)%(7)	0.27%	(0.24)%	(0.18)%	(0.22)%	(0.18)%
Portfolio Turnover of the Portfolio	37	%(3)	55%	38%	42%	40%	69%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.12%, 0.10%, 0.13% and 0.13% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent the reimbursement, total return would be lower.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Growth Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $24,802,463 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on December 31, 2016 ($4,936,994) and December 31, 2017 ($19,865,469) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

Capital loss carryforwards of $24,802,463 included in the amounts above are available to the Fund as a result of the reorganization on February 27, 2015 (see Note 8). Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but currently receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2017. Pursuant to this agreement, EVM was allocated $119,306 of the Fund’s operating expenses for the six months ended June 30, 2016. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2016, EVM earned $21,851 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $20,503 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2016. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $253,859 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2016, the Fund paid or accrued to EVD $166,759 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2016, the Fund paid or accrued to EVD $4,438 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2016 amounted to $55,586 and $4,438 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

13

Eaton Vance

Growth Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2016, the Fund was informed that EVD received approximately $9,000 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $7,410,032 and $16,976,123, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	624,674	1,422,012
Issued to shareholders electing to receive payments of distributions in Fund shares	175,793	366,224
Redemptions	(799,200)	(1,564,572)
Issued in connection with tax-free reorganization (see Note 8)	—	5,329,047

Net increase	1,267	5,552,711

Class C	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	133,137	397,265
Issued to shareholders electing to receive payments of distributions in Fund shares	36,588	101,683
Redemptions	(271,859)	(571,703)
Issued in connection with tax-free reorganization (see Note 8)	—	964,872

Net increase (decrease)	(102,134)	892,117

Class I	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	286,863	779,018
Issued to shareholders electing to receive payments of distributions in Fund shares	45,036	87,649
Redemptions	(344,266)	(572,642)
Issued in connection with tax-free reorganization (see Note 8)	—	837,800

Net increase (decrease)	(12,367)	1,131,825

14

Eaton Vance

Growth Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	17,188	84,165
Issued to shareholders electing to receive payments of distributions in Fund shares	1,499	6,020
Redemptions	(65,428)	(35,616)

Net increase (decrease)	(46,741)	54,569

8  Reorganization

As of the close of business on February 27, 2015, the Fund acquired the net assets of Eaton Vance Multi-Cap Growth Fund (Multi-Cap Growth Fund) pursuant to a plan of reorganization approved by the shareholders of Multi-Cap Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 5,329,047 shares of Class A of the Fund (valued at $121,709,581) for the 8,979,448 shares of Class A and the 383,697 shares of Class B of Multi-Cap Growth Fund, 964,872 shares of Class C of the Fund (valued at $19,530,177) for the 1,598,091 shares of Class C of Multi-Cap Growth Fund, and 837,800 shares of Class I of the Fund (valued at $19,536,315) for the 1,489,282 shares of Class I of Multi-Cap Growth Fund, each outstanding on February 27, 2015. The investment portfolio of Multi-Cap Growth Fund, with a fair value of $157,598,235 and identified cost of $112,810,652, was the principal asset acquired by the Fund. Such securities acquired were then contributed by the Fund to Growth Portfolio for an interest therein. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Multi-Cap Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $163,094,679. The net assets of Multi-Cap Growth Fund at that date of $160,776,073, including $33,280,337 of accumulated net realized losses, $142,036 of accumulated net investment losses and $44,790,961 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $323,870,752.

Assuming the acquisition had been completed on January 1, 2015, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended December 31, 2015 are as follows:

Net investment income	$1,436,801
Net realized gain	$28,315,623
Net increase in net assets from operations	$21,650,553

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of Multi-Cap Growth Fund since February 27, 2015 through the period ended December 31, 2015.

15

Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value

Aerospace & Defense — 2.3%
Raytheon Co.	35,737	$4,858,445
Spirit AeroSystems Holdings, Inc., Class A(1)	52,435	2,254,705

		$7,113,150

Banks — 1.5%
JPMorgan Chase & Co.	39,266	$2,439,989
Wells Fargo & Co.	47,005	2,224,747

		$4,664,736

Beverages — 3.5%
Constellation Brands, Inc., Class A	30,936	$5,116,814
PepsiCo, Inc.	54,434	5,766,738

		$10,883,552

Biotechnology — 7.7%
Biogen, Inc.(1)	19,689	$4,761,194
Celgene Corp.(1)	70,011	6,905,185
Gilead Sciences, Inc.	75,139	6,268,095
Incyte Corp.(1)	24,409	1,952,232
Vertex Pharmaceuticals, Inc.(1)	44,390	3,818,428

		$23,705,134

Building Products — 1.5%
Fortune Brands Home & Security, Inc.	81,166	$4,705,193

		$4,705,193

Capital Markets — 0.9%
Charles Schwab Corp. (The)	105,496	$2,670,104

		$2,670,104

Chemicals — 2.9%
Ecolab, Inc.	34,392	$4,078,891
Monsanto Co.	17,868	1,847,730
RPM International, Inc.	62,411	3,117,430

		$9,044,051

Commercial Services & Supplies — 1.7%
Tyco International PLC	125,261	$5,336,119

		$5,336,119

Security	Shares	Value

Communications Equipment — 1.5%
Palo Alto Networks, Inc.(1)	37,096	$4,549,453

		$4,549,453

Distributors — 0.7%
LKQ Corp.(1)	69,331	$2,197,793

		$2,197,793

Diversified Financial Services — 1.0%
S&P Global, Inc.	29,289	$3,141,538

		$3,141,538

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	30,042	$4,717,796
CVS Health Corp.	24,985	2,392,064
Sprouts Farmers Market, Inc.(1)	159,876	3,661,160

		$10,771,020

Food Products — 2.8%
Blue Buffalo Pet Products, Inc.(1)(2)	121,165	$2,827,991
Pinnacle Foods, Inc.	124,123	5,745,654

		$8,573,645

Health Care Equipment & Supplies — 4.1%
Medtronic PLC	91,276	$7,920,018
Zimmer Biomet Holdings, Inc.	39,076	4,703,969

		$12,623,987

Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	76,409	$4,364,482

		$4,364,482

Household Durables — 2.4%
Newell Brands, Inc.	150,776	$7,323,190

		$7,323,190

Internet & Catalog Retail — 5.9%
Amazon.com, Inc.(1)	21,546	$15,418,748
Priceline Group, Inc. (The)(1)	2,253	2,812,668

		$18,231,416

Internet Software & Services — 13.2%
Alphabet, Inc., Class A(1)	12,650	$8,899,655
Alphabet, Inc., Class C(1)	15,073	10,432,023

16	See Notes to Financial Statements.

Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services (continued)
Facebook, Inc., Class A(1)	122,319	$13,978,615
GrubHub, Inc.(1)(2)	141,681	4,402,029
Twitter, Inc.(1)	184,121	3,113,486

		$40,825,808

IT Services — 4.4%
Genpact, Ltd.(1)	135,306	$3,631,613
Visa, Inc., Class A	132,556	9,831,679

		$13,463,292

Media — 3.9%
Time Warner, Inc.	100,933	$7,422,613
Walt Disney Co. (The)	47,271	4,624,049

		$12,046,662

Oil, Gas & Consumable Fuels — 1.5%
Devon Energy Corp.	80,726	$2,926,317
EOG Resources, Inc.	18,837	1,571,383

		$4,497,700

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	25,455	$2,316,914

		$2,316,914

Pharmaceuticals — 7.3%
Allergan PLC(1)	30,575	$7,065,577
Bristol-Myers Squibb Co.	84,261	6,197,396
Johnson & Johnson	77,059	9,347,257

		$22,610,230

Road & Rail — 2.2%
Norfolk Southern Corp.	49,675	$4,228,833
Union Pacific Corp.	28,335	2,472,229

		$6,701,062

Semiconductors & Semiconductor Equipment — 3.9%
Broadcom, Ltd.	29,619	$4,602,792
NXP Semiconductors NV(1)	53,780	4,213,125
Texas Instruments, Inc.	54,404	3,408,411

		$12,224,328

Software — 6.0%
Adobe Systems, Inc.(1)	16,293	$1,560,706

Security	Shares	Value

Software (continued)
Fortinet, Inc.(1)	63,884	$2,018,096
Intuit, Inc.	14,213	1,586,313
Microsoft Corp.	104,401	5,342,199
salesforce.com, inc.(1)	102,480	8,137,937

		$18,645,251

Specialty Retail — 2.8%
Home Depot, Inc. (The)	17,954	$2,292,546
Lowe’s Cos., Inc.	81,851	6,480,144

		$8,772,690

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	102,375	$9,787,050

		$9,787,050

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	54,967	$3,034,178

		$3,034,178

Tobacco — 1.5%
Philip Morris International, Inc.	46,879	$4,768,532

		$4,768,532

Total Common Stocks (identified cost $218,112,221)		$299,592,260

Short-Term Investments — 4.8%

Description	Interest/ Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$10,691,409	$10,691,409
State Street Navigator Securities Lending Prime Portfolio(4)	4,168,000	4,168,000

Total Short-Term Investments (identified cost $14,859,409)		$14,859,409

Total Investments — 101.7% (identified cost $232,971,630)		$314,451,669

Other Assets, Less Liabilities — (1.7)%		$(5,244,520)

Net Assets — 100.0%		$309,207,149

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

17	See Notes to Financial Statements.

Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

(2)	All or a portion of this security was on loan at June 30, 2016.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

(4)	Represents investment of cash collateral received in connection with securities lending.

18	See Notes to Financial Statements.

Growth Portfolio

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value including $6,971,983 of securities on loan (identified cost, $222,280,221)	$303,760,260
Affiliated investment, at value (identified cost, $10,691,409)	10,691,409
Cash	97,777
Dividends receivable	127,644
Interest receivable from affiliated investment	1,518
Receivable for investments sold	2,273,537
Securities lending income receivable	6,121
Tax reclaims receivable	126,019
Other assets	27,138
Total assets	$317,111,423

Liabilities
Collateral for securities loaned	$4,168,000
Payable for investments purchased	3,502,707
Payable to affiliates:
Investment adviser fee	166,836
Trustees’ fees	4,483
Accrued expenses	62,248
Total liabilities	$7,904,274
Net Assets applicable to investors’ interest in Portfolio	$309,207,149

Sources of Net Assets
Investors’ capital	$227,723,052
Net unrealized appreciation	81,484,097
Total	$309,207,149

19	See Notes to Financial Statements.

Growth Portfolio

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends	$1,652,299
Securities lending income, net	25,977
Interest allocated from affiliated investment	10,786
Expenses allocated from affiliated investment	(371)
Total investment income	$1,688,691

Expenses
Investment adviser fee	$991,751
Trustees’ fees and expenses	8,939
Custodian fee	43,873
Legal and accounting services	21,871
Miscellaneous	6,751
Total expenses	$1,073,185

Net investment income	$615,506

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,366,356
Investment transactions allocated from affiliated investment	22
Net realized gain	$6,366,378
Change in unrealized appreciation (depreciation) —
Investments	$(13,195,536)
Foreign currency	926
Net change in unrealized appreciation (depreciation)	$(13,194,610)

Net realized and unrealized loss	$(6,828,232)

Net decrease in net assets from operations	$(6,212,726)

20	See Notes to Financial Statements.

Growth Portfolio

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$615,506	$2,823,079
Net realized gain from investment transactions	6,366,378	20,246,986
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(13,194,610)	(9,040,797)
Net increase (decrease) in net assets from operations	$(6,212,726)	$14,029,268
Capital transactions —
Contributions	$7,410,032	$181,081,174
Withdrawals	(16,976,317)	(23,986,648)
Net increase (decrease) in net assets from capital transactions	$(9,566,285)	$157,094,526

Net increase (decrease) in net assets	$(15,779,011)	$171,123,794

Net Assets
At beginning of period	$324,986,160	$153,862,366
At end of period	$309,207,149	$324,986,160

21	See Notes to Financial Statements.

Growth Portfolio

June 30, 2016

Supplementary Data

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.70	%(2)	0.70%	0.72%	0.73%	0.73%	0.72%
Net investment income	0.40	%(2)	0.96%	0.43%	0.58%	0.54%	0.58%
Portfolio Turnover	37	%(3)	55%	38%	42%	40%	69%

Total Return	(1.91	)%(3)	7.41%	14.73%	36.04%	13.25%	(4.91)%

Net assets, end of period (000’s omitted)	$309,207		$324,986	$153,862	$159,965	$158,059	$173,090

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Financial Statements.

Growth Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2016, Eaton Vance Growth Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

23

Growth Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2016, the Portfolio’s investment adviser fee amounted to $991,751 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the six months ended June 30, 2016, BMR reimbursed the Portfolio $98,129 for a trading error. The effect of the loss incurred and the reimbursement by BMR of such amount had no impact on total return.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $112,312,397 and $124,113,352, respectively, for the six months ended June 30, 2016.

24

Growth Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$233,012,742

Gross unrealized appreciation	$88,524,198
Gross unrealized depreciation	(7,085,271)

Net unrealized appreciation	$81,438,927

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2016, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $6,971,983 and $7,106,251, respectively. Collateral received included cash of $4,168,000 and non-cash U.S. Government securities of $2,938,251. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time. The carrying amount of the liability for collateral for securities loaned at June 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at June 30, 2016.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Growth Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

At June 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$299,592,260	*	$—	$—	$299,592,260
Short-Term Investments	—		14,859,409	—	14,859,409

Total Investments	$299,592,260		$14,859,409	$—	$314,451,669

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Growth Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Growth Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

28

Eaton Vance

Growth Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

29

Eaton Vance

Growth Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Growth Portfolio

Lewis R. Piantedosi

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Growth Fund and Growth Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7729 6.30.16

Eaton Vance

Large-Cap Value Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

Large-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and John D. Crowley

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	1.51%	–0.20%	9.19%	5.19%
Class A with 5.75% Maximum Sales Charge	—	—	–4.33	–5.95	7.90	4.57
Class C at NAV	11/04/1994	09/23/1931	1.09	–0.97	8.36	4.40
Class C with 1% Maximum Sales Charge	—	—	0.09	–1.89	8.36	4.40
Class I at NAV	12/28/2004	09/23/1931	1.63	0.06	9.45	5.47
Class R at NAV	02/18/2004	09/23/1931	1.34	–0.51	8.91	4.92
Class R6 at NAV	07/01/2014	09/23/1931	1.68	0.11	9.49	5.48
Russell 1000® Value Index	—	—	6.30%	2.86%	11.34%	6.12%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		1.05%	1.80%	0.80%	1.30%	0.71%

Fund Profile4

Sector Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)5

Johnson & Johnson	4.3%

General Electric Co.	4.2

Wells Fargo & Co.	4.1

Chevron Corp.	3.7

JPMorgan Chase & Co.	3.1

Pfizer, Inc.	3.0

iShares Russell 1000 Value ETF	2.9

Equity Residential	2.8

Reynolds American, Inc.	2.7

NextEra Energy, Inc.	2.6

Total	33.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

[6]

The Portfolio may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Portfolio’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

3

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,015.10	$5.31	1.06%
Class C	$1,000.00	$1,010.90	$9.05	1.81%
Class I	$1,000.00	$1,016.30	$4.06	0.81%
Class R	$1,000.00	$1,013.40	$6.56	1.31%
Class R6	$1,000.00	$1,016.80	$3.56	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.32	1.06%
Class C	$1,000.00	$1,015.90	$9.07	1.81%
Class I	$1,000.00	$1,020.80	$4.07	0.81%
Class R	$1,000.00	$1,018.30	$6.57	1.31%
Class R6	$1,000.00	$1,021.30	$3.57	0.71%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Investment in Large-Cap Value Portfolio, at value (identified cost, $2,703,008,035)	$3,000,998,151
Receivable for Fund shares sold	2,372,407
Total assets	$3,003,370,558

Liabilities
Payable for Fund shares redeemed	$11,198,674
Payable to affiliates:
Distribution and service fees	510,440
Trustees’ fees	125
Accrued expenses	705,864
Total liabilities	$12,415,103
Net Assets	$2,990,955,455

Sources of Net Assets
Paid-in capital	$2,773,585,773
Accumulated net realized loss	(85,647,754)
Accumulated undistributed net investment income	5,027,320
Net unrealized appreciation from Portfolio	297,990,116
Total	$2,990,955,455

Class A Shares
Net Assets	$994,442,555
Shares Outstanding	59,135,631
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.82
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.85

Class C Shares
Net Assets	$317,361,048
Shares Outstanding	18,863,743
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.82

Class I Shares
Net Assets	$1,544,318,856
Shares Outstanding	91,502,468
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.88

Class R Shares
Net Assets	$102,990,331
Shares Outstanding	6,140,390
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.77

Class R6 Shares
Net Assets	$31,842,665
Shares Outstanding	1,885,345
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.89

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends allocated from Portfolio (net of foreign taxes, $131,956)	$42,773,000
Interest allocated from Portfolio	123,649
Securities lending income allocated from Portfolio, net	21,850
Expenses allocated from Portfolio	(9,773,597)
Total investment income from Portfolio	$33,144,902

Expenses
Distribution and service fees
Class A	$1,282,051
Class C	1,610,215
Class R	252,428
Trustees’ fees and expenses	250
Custodian fee	30,178
Transfer and dividend disbursing agent fees	1,602,953
Legal and accounting services	38,513
Printing and postage	137,509
Registration fees	58,378
ReFlow liquidity program fees	530,436
Miscellaneous	21,215
Total expenses	$5,564,126

Net investment income	$27,580,776

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(48,919,098	)(1)
Foreign currency transactions	315,565
Net realized loss	$(48,603,533)
Change in unrealized appreciation (depreciation) —
Investments	$59,301,914
Foreign currency	156,565
Net change in unrealized appreciation (depreciation)	$59,458,479

Net realized and unrealized gain	$10,854,946

Net increase in net assets from operations	$38,435,722

(1)	Includes $45,898,456 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
From operations —
Net investment income	$27,580,776		$50,639,246
Net realized gain (loss) from investment and foreign currency transactions	(48,603,533	)(1)	459,704,481 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	59,458,479		(545,060,412)
Net increase (decrease) in net assets from operations	$38,435,722		$(34,716,685)
Distributions to shareholders —
From net investment income
Class A	$(7,480,978)		$(18,368,024)
Class C	(1,187,323)		(2,620,368)
Class I	(12,984,428)		(29,882,773)
Class R	(620,839)		(1,478,717)
Class R6	(279,888)		(603,613)
From net realized gain
Class A	—		(103,593,873)
Class C	—		(31,234,243)
Class I	—		(148,758,180)
Class R	—		(10,033,217)
Class R6	—		(2,877,809)
Total distributions to shareholders	$(22,553,456)		$(349,450,817)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$40,745,314		$112,974,186
Class C	8,234,828		25,240,107
Class I	388,000,740		1,059,267,413
Class R	8,270,080		17,065,459
Class R6	2,486,361		39,204,183
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,868,827		112,823,686
Class C	916,629		26,043,959
Class I	11,144,807		150,072,313
Class R	584,597		10,938,712
Class R6	279,521		3,477,000
Cost of shares redeemed
Class A	(185,183,182)		(450,524,147)
Class C	(39,039,186)		(84,628,281)
Class I	(529,126,524)		(1,320,240,668)
Class R	(15,744,974)		(57,009,622)
Class R6	(3,639,949)		(6,786,597)
Net decrease in net assets from Fund share transactions	$(305,202,111)		$(362,082,297)

Net decrease in net assets	$(289,319,845)		$(746,249,799)

Net Assets
At beginning of period	$3,280,275,300		$4,026,525,099
At end of period	$2,990,955,455		$3,280,275,300

Accumulated undistributed net investment income included in net assets
At end of period	$5,027,320		$—

(1)	Includes $45,898,456 of net realized gains from redemptions in-kind.

(2)	Includes $190,345,600 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Financial Highlights

	Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$16.690		$18.740	$23.910	$19.500	$17.130	$18.220

Income (Loss) From Operations
Net investment income(1)	$0.145		$0.246	$0.317	$0.267	$0.289	$0.259
Net realized and unrealized gain (loss)	0.105		(0.456)	2.001	5.402	2.399	(1.076)

Total income (loss) from operations	$0.250		$(0.210)	$2.318	$5.669	$2.688	$(0.817)

Less Distributions
From net investment income	$(0.120)		$(0.260)	$(0.320)	$(0.266)	$(0.318)	$(0.273)
From net realized gain	—		(1.580)	(7.168)	(0.993)	—	—

Total distributions	$(0.120)		$(1.840)	$(7.488)	$(1.259)	$(0.318)	$(0.273)

Net asset value — End of period	$16.820		$16.690	$18.740	$23.910	$19.500	$17.130

Total Return(2)	1.51	%(3)	(1.08)%	10.96%	29.34%	15.77%	(4.48)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$994,443		$1,127,754	$1,486,142	$2,912,022	$3,327,753	$6,521,082
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.06	%(6)	1.05%	1.01%	0.99%	0.99%	0.98%
Net investment income	1.79	%(6)	1.33%	1.29%	1.20%	1.56%	1.45%
Portfolio Turnover of the Portfolio	46	%(3)	98%	75%	49%	31%	41%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$16.700		$18.750	$23.920	$19.510	$17.130	$18.220

Income (Loss) From Operations
Net investment income(1)	$0.085		$0.107	$0.132	$0.100	$0.156	$0.125
Net realized and unrealized gain (loss)	0.095		(0.453)	1.999	5.401	2.400	(1.079)

Total income (loss) from operations	$0.180		$(0.346)	$2.131	$5.501	$2.556	$(0.954)

Less Distributions
From net investment income	$(0.060)		$(0.124)	$(0.133)	$(0.098)	$(0.176)	$(0.136)
From net realized gain	—		(1.580)	(7.168)	(0.993)	—	—

Total distributions	$(0.060)		$(1.704)	$(7.301)	$(1.091)	$(0.176)	$(0.136)

Net asset value — End of period	$16.820		$16.700	$18.750	$23.920	$19.510	$17.130

Total Return(2)	1.09	%(3)	(1.82)%	10.12%	28.37%	14.96%	(5.23)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$317,361		$345,531	$419,453	$454,829	$420,095	$497,372
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.81	%(6)	1.80%	1.76%	1.74%	1.74%	1.73%
Net investment income	1.05	%(6)	0.58%	0.54%	0.45%	0.83%	0.70%
Portfolio Turnover of the Portfolio	46	%(3)	98%	75%	49%	31%	41%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$16.750		$18.800	$23.970	$19.550	$17.170	$18.270

Income (Loss) From Operations
Net investment income(1)	$0.166		$0.293	$0.383	$0.326	$0.340	$0.305
Net realized and unrealized gain (loss)	0.104		(0.458)	2.002	5.411	2.408	(1.086)

Total income (loss) from operations	$0.270		$(0.165)	$2.385	$5.737	$2.748	$(0.781)

Less Distributions
From net investment income	$(0.140)		$(0.305)	$(0.387)	$(0.324)	$(0.368)	$(0.319)
From net realized gain	—		(1.580)	(7.168)	(0.993)	—	—

Total distributions	$(0.140)		$(1.885)	$(7.555)	$(1.317)	$(0.368)	$(0.319)

Net asset value — End of period	$16.880		$16.750	$18.800	$23.970	$19.550	$17.170

Total Return(2)	1.63	%(3)	(0.83)%	11.22%	29.65%	16.10%	(4.27)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,544,319		$1,664,998	$1,969,601	$2,892,359	$3,186,538	$4,757,063
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.81	%(6)	0.80%	0.76%	0.74%	0.74%	0.73%
Net investment income	2.04	%(6)	1.58%	1.55%	1.46%	1.82%	1.70%
Portfolio Turnover of the Portfolio	46	%(3)	98%	75%	49%	31%	41%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$16.650		$18.690	$23.870	$19.470	$17.100	$18.190

Income (Loss) From Operations
Net investment income(1)	$0.124		$0.199	$0.255	$0.212	$0.245	$0.216
Net realized and unrealized gain (loss)	0.097		(0.445)	1.993	5.391	2.395	(1.078)

Total income (loss) from operations	$0.221		$(0.246)	$2.248	$5.603	$2.640	$(0.862)

Less Distributions
From net investment income	$(0.101)		$(0.214)	$(0.260)	$(0.210)	$(0.270)	$(0.228)
From net realized gain	—		(1.580)	(7.168)	(0.993)	—	—

Total distributions	$(0.101)		$(1.794)	$(7.428)	$(1.203)	$(0.270)	$(0.228)

Net asset value — End of period	$16.770		$16.650	$18.690	$23.870	$19.470	$17.100

Total Return(2)	1.34	%(3)	(1.33)%	10.71%	29.01%	15.51%	(4.73)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,990		$109,468	$151,329	$162,242	$181,565	$278,225
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.31	%(6)	1.30%	1.26%	1.24%	1.24%	1.23%
Net investment income	1.54	%(6)	1.08%	1.04%	0.95%	1.32%	1.21%
Portfolio Turnover of the Portfolio	46	%(3)	98%	75%	49%	31%	41%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Period Ended December 31, 2014(1)
Net asset value — Beginning of period	$16.760		$18.810	$25.890

Income (Loss) From Operations
Net investment income(2)	$0.174		$0.321	$0.194
Net realized and unrealized gain (loss)	0.104		(0.469)	0.089

Total income (loss) from operations	$0.278		$(0.148)	$0.283

Less Distributions
From net investment income	$(0.148)		$(0.322)	$(0.195)
From net realized gain	—		(1.580)	(7.168)

Total distributions	$(0.148)		$(1.902)	$(7.363)

Net asset value — End of period	$16.890		$16.760	$18.810

Total Return(3)	1.68	%(4)	(0.79)%	2.28	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,843		$32,525	$1
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.71	%(7)	0.71%	0.65	%(7)
Net investment income	2.15	%(7)	1.73%	1.54	%(7)
Portfolio Turnover of the Portfolio	46	%(4)	98%	75	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended December 31, 2014.

12	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2016, EVM earned $37,519 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $17,635 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2016. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $1,282,051 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2016, the Fund paid or accrued to EVD $1,207,661 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2016, the Fund paid or accrued to EVD $126,214 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2016 amounted to $402,554 and $126,214 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2016, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and approximately $4,000 of CDSCs paid by Class C shareholders.

14

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,309,124 and $348,606,695, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $276,662,313.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on October 31, 2014. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	2,518,211	6,190,203
Issued to shareholders electing to receive payments of distributions in Fund shares	416,032	6,598,562
Redemptions	(11,365,201)	(24,536,130)

Net decrease	(8,430,958)	(11,747,365)

Class C	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	512,418	1,401,870
Issued to shareholders electing to receive payments of distributions in Fund shares	55,564	1,527,583
Redemptions	(2,393,695)	(4,613,731)

Net decrease	(1,825,713)	(1,684,278)

Class I	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	23,746,037	57,438,823
Issued to shareholders electing to receive payments of distributions in Fund shares	672,207	8,757,714
Redemptions	(32,315,839)	(71,575,486)

Net decrease	(7,897,595)	(5,378,949)

Class R	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	507,317	930,864
Issued to shareholders electing to receive payments of distributions in Fund shares	35,478	641,400
Redemptions	(977,395)	(3,091,990)

Net decrease	(434,600)	(1,519,726)

15

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	153,657	2,105,128
Issued to shareholders electing to receive payments of distributions in Fund shares	16,848	202,605
Redemptions	(225,506)	(367,441)

Net increase (decrease)	(55,001)	1,940,292

16

Large-Cap Value Portfolio

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value

Aerospace & Defense — 2.6%
United Technologies Corp.	751,681	$77,084,886

		$77,084,886

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	405,175	$30,084,244

		$30,084,244

Auto Components — 0.9%
Goodyear Tire & Rubber Co. (The)	1,082,300	$27,771,818

		$27,771,818

Banks — 10.4%
JPMorgan Chase & Co.	1,508,184	$93,718,554
PNC Financial Services Group, Inc. (The)	609,941	49,643,098
U.S. Bancorp	1,146,532	46,239,636
Wells Fargo & Co.	2,607,083	123,393,238

		$312,994,526

Building Products — 0.9%
Masco Corp.	826,252	$25,564,237

		$25,564,237

Capital Markets — 5.4%
Charles Schwab Corp. (The)	1,778,145	$45,004,850
Credit Suisse Group AG	2,444,675	26,041,679
Credit Suisse Group AG(1)	111,571	1,188,500
Goldman Sachs Group, Inc. (The)	478,276	71,062,248
Invesco, Ltd.	679,438	17,352,847

		$160,650,124

Chemicals — 1.6%
PPG Industries, Inc.	457,692	$47,668,622

		$47,668,622

Containers & Packaging — 0.5%
International Paper Co.	371,144	$15,729,083

		$15,729,083

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	1,219,188	$68,079,458

		$68,079,458

Security	Shares	Value

Electric Utilities — 4.3%
NextEra Energy, Inc.	608,464	$79,343,706
PG&E Corp.	792,885	50,681,209

		$130,024,915

Electrical Equipment — 2.5%
Hubbell, Inc.	450,628	$47,527,735
Rockwell Automation, Inc.	228,773	26,267,716

		$73,795,451

Energy Equipment & Services — 2.7%
Halliburton Co.	611,353	$27,688,178
Schlumberger, Ltd.	676,228	53,476,110

		$81,164,288

Food & Staples Retailing — 2.5%
Kroger Co. (The)	2,060,002	$75,787,474

		$75,787,474

Food Products — 2.9%
General Mills, Inc.	560,214	$39,954,463
Kellogg Co.	593,331	48,445,476

		$88,399,939

Health Care Equipment & Supplies — 1.2%
Zimmer Biomet Holdings, Inc.	303,012	$36,476,584

		$36,476,584

Health Care Providers & Services — 1.4%
McKesson Corp.	217,385	$40,574,910

		$40,574,910

Household Durables — 0.8%
Whirlpool Corp.	137,640	$22,936,330

		$22,936,330

Industrial Conglomerates — 4.2%
General Electric Co.	4,036,410	$127,066,187

		$127,066,187

Insurance — 4.9%
Aflac, Inc.	446,534	$32,221,893
Alleghany Corp.(2)	31,605	17,369,476

17	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)
American Financial Group, Inc.	364,186	$26,924,271
Chubb, Ltd.	456,221	59,632,647
WR Berkley Corp.	188,509	11,295,459

		$147,443,746

Internet Software & Services — 3.2%
Alphabet, Inc., Class C(2)	74,659	$51,671,494
eBay, Inc.(2)	1,863,490	43,624,301

		$95,295,795

IT Services — 1.4%
Visa, Inc., Class A	580,490	$43,054,943

		$43,054,943

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	171,271	$25,307,003

		$25,307,003

Multi-Utilities — 2.1%
Sempra Energy	552,285	$62,971,536

		$62,971,536

Oil, Gas & Consumable Fuels — 10.0%
Chevron Corp.	1,047,320	$109,790,556
EOG Resources, Inc.	711,934	59,389,534
Exxon Mobil Corp.	261,228	24,487,513
Occidental Petroleum Corp.	904,341	68,332,006
Pioneer Natural Resources Co.	144,868	21,905,490
Royal Dutch Shell PLC, Class B	603,745	16,680,612

		$300,585,711

Pharmaceuticals — 12.0%
Allergan PLC(2)	211,217	$48,810,137
Eli Lilly & Co.	602,347	47,434,826
Johnson & Johnson	1,072,081	130,043,425
Pfizer, Inc.	2,522,190	88,806,310
Teva Pharmaceutical Industries, Ltd. ADR	886,678	44,537,836

		$359,632,534

Real Estate Investment Trusts (REITs) — 5.5%
Equity Residential	1,200,238	$82,672,393
Federal Realty Investment Trust	266,422	44,106,162

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	178,292	$38,671,535

		$165,450,090

Semiconductors & Semiconductor Equipment — 2.9%
Intel Corp.	1,775,488	$58,236,006
NXP Semiconductors NV(2)	372,206	29,158,618

		$87,394,624

Specialty Retail — 1.2%
Home Depot, Inc. (The)	156,660	$20,003,915
Sally Beauty Holdings, Inc.(2)	531,915	15,643,620

		$35,647,535

Tobacco — 3.8%
Altria Group, Inc.	453,643	$31,283,221
Reynolds American, Inc.	1,507,849	81,318,297

		$112,601,518

Total Common Stocks (identified cost $2,577,022,364)		$2,877,238,111

Exchange-Traded Funds — 2.9%

Security	Shares	Value

Equity Funds — 2.9%
iShares Russell 1000 Value ETF	855,200	$88,307,952

Total Exchange-Traded Funds (identified cost $85,816,717)		$88,307,952

Short-Term Investments — 2.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$84,666	$84,665,726

Total Short-Term Investments (identified cost $84,665,726)		$84,665,726

Total Investments — 101.6% (identified cost $2,747,504,807)		$3,050,211,789

Other Assets, Less Liabilities — (1.6)%		$(49,213,606)

Net Assets — 100.0%		$3,000,998,183

18	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

Abbreviations:

ADR	–	American Depositary Receipt

19	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value (identified cost, $2,662,839,081)	$2,965,546,063
Affiliated investment, at value (identified cost, $84,665,726)	84,665,726
Dividends receivable	4,976,729
Interest receivable from affiliated investment	29,379
Receivable for investments sold	22,857,341
Securities lending income receivable	39
Tax reclaims receivable	7,262,332
Total assets	$3,085,337,609

Liabilities
Payable for investments purchased	$82,471,506
Payable to affiliates:
Investment adviser fee	1,544,004
Trustees’ fees	17,000
Accrued expenses	306,916
Total liabilities	$84,339,426
Net Assets applicable to investors’ interest in Portfolio	$3,000,998,183

Sources of Net Assets
Investors’ capital	$2,698,193,804
Net unrealized appreciation	302,804,379
Total	$3,000,998,183

20	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends (net of foreign taxes, $131,956)	$42,773,001
Interest allocated from affiliated investment	123,649
Securities lending income, net	21,850
Expenses allocated from affiliated investment	(3,917)
Total investment income	$42,914,583

Expenses
Investment adviser fee	$9,343,976
Trustees’ fees and expenses	34,000
Custodian fee	272,933
Legal and accounting services	52,963
Miscellaneous	65,808
Total expenses	$9,769,680

Net investment income	$33,144,903

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(48,919,307	)(1)
Investment transactions allocated from affiliated investment	207
Foreign currency transactions	315,565
Net realized loss	$(48,603,535)
Change in unrealized appreciation (depreciation) —
Investments	$59,301,916
Foreign currency	156,565
Net change in unrealized appreciation (depreciation)	$59,458,481

Net realized and unrealized gain	$10,854,946

Net increase in net assets from operations	$43,999,849

(1)	Includes $45,898,456 of net realized gains from redemptions in-kind.

21	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
From operations —
Net investment income	$33,144,903		$64,135,167
Net realized gain (loss) from investment and foreign currency transactions	(48,603,535	)(1)	459,704,485 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	59,458,481		(545,060,418)
Net increase (decrease) in net assets from operations	$43,999,849		$(21,220,766)
Capital transactions —
Contributions	$3,309,124		$63,201,653
Withdrawals	(348,606,731)		(872,597,787)
Net decrease in net assets from capital transactions	$(345,297,607)		$(809,396,134)

Net decrease in net assets	$(301,297,758)		$(830,616,900)

Net Assets
At beginning of period	$3,302,295,941		$4,132,912,841
At end of period	$3,000,998,183		$3,302,295,941

(1)	Includes $45,898,456 of net realized gains from redemptions in-kind.

(2)	Includes $190,345,600 of net realized gains from redemptions in-kind.

22	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2016

Supplementary Data

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.65	%(2)	0.64%	0.63%	0.62%	0.61%	0.60%
Net investment income	2.20	%(2)	1.73%	1.66%	1.57%	1.93%	1.84%
Portfolio Turnover	46	%(3)	98%	75%	49%	31%	41%

Total Return	1.72	%(3)	(0.67)%	11.38%	29.81%	16.20%	(4.11)%

Net assets, end of period (000’s omitted)	$3,000,998		$3,302,296	$4,132,913	$6,494,345	$7,214,818	$12,227,704

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Large-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2016, Eaton Vance Large-Cap Value Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

24

Large-Cap Value Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion, 0.575% on net assets of $5 billion but less than $10 billion, 0.555% on net assets of $10 billion but less than $15 billion, 0.54% on net assets of $15 billion but less than $20 billion and at reduced rates on daily net assets of $20 billion and over, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2016, the Portfolio’s investment adviser fee amounted to $9,343,976 or 0.62% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,392,443,100 and $1,687,951,748, respectively, for the six months ended June 30, 2016. Included in sales is $276,662,313 representing the value of securities delivered in payment of redemptions in-kind.

25

Large-Cap Value Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,763,545,467

Gross unrealized appreciation	$381,972,007
Gross unrealized depreciation	(95,305,685)

Net unrealized appreciation	$286,666,322

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At June 30, 2016, the Portfolio had no securities on loan.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Large-Cap Value Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

At June 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$86,355,683	$—		$—	$86,355,683
Consumer Staples	276,788,931	—		—	276,788,931
Energy	365,069,387	16,680,612		—	381,749,999
Financials	759,308,307	27,230,179		—	786,538,486
Health Care	461,991,031	—		—	461,991,031
Industrials	333,595,005	—		—	333,595,005
Information Technology	225,745,362	—		—	225,745,362
Materials	63,397,705	—		—	63,397,705
Telecommunication Services	68,079,458	—		—	68,079,458
Utilities	192,996,451	—		—	192,996,451

Total Common Stocks	$2,833,327,320	$43,910,791	*	$—	$2,877,238,111

Exchange-Traded Funds	$88,307,952	$—		$—	$88,307,952

Short-Term Investments	—	84,665,726		—	84,665,726

Total Investments	$2,921,635,272	$128,576,517		$—	$3,050,211,789

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

29

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

30

Eaton Vance

Large-Cap Value Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Large-Cap Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Large-Cap Value Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Value Fund and Large-Cap Value Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Large-Cap Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Large-Cap Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7702 6.30.16

Eaton Vance

Real Estate Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

Real Estate Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16

Officers and Trustees	19

Important Notices	20

Eaton Vance

Real Estate Fund

June 30, 2016

Performance1,2

Portfolio Manager J. Scott Craig

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/09/2010	04/28/2006	8.78%	21.53%	11.69%	7.63%
Class A with 5.75% Maximum Sales Charge	—	—	2.54	14.55	10.38	7.00
Class I at NAV	04/28/2006	04/28/2006	8.84	21.83	11.98	7.78
Dow Jones U.S. Select Real Estate Securities Index	—	—	10.79%	22.72%	12.16%	6.75%
S&P 500 Index	—	—	3.84	3.99	12.09	7.42

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.55%	1.30%
Net					1.25	1.00

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Simon Property Group, Inc.	11.7%

Public Storage	7.2

Equity Residential	6.7

AvalonBay Communities, Inc.	5.4

Boston Properties, Inc.	4.2

Essex Property Trust, Inc.	4.0

Federal Realty Investment Trust	3.7

General Growth Properties, Inc.	3.2

Welltower, Inc.	3.1

Camden Property Trust	2.6

Total	51.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Real Estate Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

Dow Jones U.S. Select Real Estate Securities Index is an unmanaged index of publicly traded real estate securities. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class A is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Real Estate Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,087.80	$6.49	**	1.25%
Class I	$1,000.00	$1,088.40	$5.19	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.27	**	1.25%
Class I	$1,000.00	$1,019.90	$5.02	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Real Estate Fund

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.0%
Hilton Worldwide Holdings, Inc.	26,400	$594,792
Marriott International, Inc., Class A	5,800	385,468

		$980,260

Other — 1.0%
CBRE Group, Inc., Class A(1)	8,100	$214,488
Jones Lang LaSalle, Inc.	2,500	243,625

		$458,113

Real Estate Investment Trusts — 94.7%

Security	Shares	Value

Diversified, Specialty & Other — 7.4%
CoreSite Realty Corp.	4,700	$416,843
Cousins Properties, Inc.	36,100	375,440
National Retail Properties, Inc.	15,200	786,144
PS Business Parks, Inc.	4,300	456,144
Rayonier, Inc.	11,000	288,640
Vornado Realty Trust	12,600	1,261,512

		$3,584,723

Health Care — 7.5%
HCP, Inc.	26,900	$951,722
Ventas, Inc.	16,500	1,201,530
Welltower, Inc.	19,700	1,500,549

		$3,653,801

Hotels & Resorts — 4.8%
DiamondRock Hospitality Co.	42,300	$381,969
Host Hotels & Resorts, Inc.	70,100	1,136,321
LaSalle Hotel Properties	11,400	268,812
Sunstone Hotel Investors, Inc.	44,065	531,865

		$2,318,967

Industrial — 7.0%
DCT Industrial Trust, Inc.	20,675	$993,227
Duke Realty Corp.	9,100	242,606
EastGroup Properties, Inc.	14,200	978,664
First Industrial Realty Trust, Inc.	9,400	261,508
ProLogis, Inc.	13,600	666,944
Terreno Realty Corp.	10,600	274,222

		$3,417,171

Security	Shares	Value

Malls and Factory Outlets — 16.6%
General Growth Properties, Inc.	51,800	$1,544,676
Macerich Co. (The)	3,400	290,326
Simon Property Group, Inc.	26,200	5,682,780
Tanger Factory Outlet Centers, Inc.	14,300	574,574

		$8,092,356

Multifamily — 22.1%
American Campus Communities, Inc.	11,800	$623,866
AvalonBay Communities, Inc.	14,500	2,615,655
Camden Property Trust	14,300	1,264,406
Education Realty Trust, Inc.	9,300	429,102
Equity Residential	47,500	3,271,800
Essex Property Trust, Inc.	8,500	1,938,765
Post Properties, Inc.	10,500	641,025

		$10,784,619

Office — 9.3%
Boston Properties, Inc.	15,500	$2,044,450
Corporate Office Properties Trust	11,000	325,270
Douglas Emmett, Inc.	12,100	429,792
Highwoods Properties, Inc.	11,100	586,080
Hudson Pacific Properties, Inc.	13,900	405,602
Paramount Group, Inc.	24,500	390,530
Piedmont Office Realty Trust, Inc., Class A	16,600	357,564

		$4,539,288

Self Storage — 9.6%
CubeSmart	17,000	$524,960
Extra Space Storage, Inc.	7,000	647,780
Public Storage	13,700	3,501,583

		$4,674,323

Strip Centers — 10.4%
Acadia Realty Trust	18,600	$660,672
Brixmor Property Group, Inc.	8,900	235,494
DDR Corp.	13,200	239,448
Equity One, Inc.	14,700	473,046
Federal Realty Investment Trust	10,800	1,787,940
Kimco Realty Corp.	22,700	712,326
Regency Centers Corp.	11,500	962,895

		$5,071,821

Total Real Estate Investment Trusts		$46,137,069

Total Common Stocks (identified cost $36,808,315)		$47,575,442

5	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$925	$924,972

Total Short-Term Investments (identified cost $924,972)		$924,972

Total Investments — 99.6% (identified cost $37,733,287)		$48,500,414

Other Assets, Less Liabilities — 0.4%		$209,599

Net Assets — 100.0%		$48,710,013

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

6	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value (identified cost, $36,808,315)	$47,575,442
Affiliated investment, at value (identified cost, $924,972)	924,972
Dividends receivable	149,710
Interest receivable from affiliated investment	446
Receivable for Fund shares sold	200,786
Receivable from affiliate	6,835
Total assets	$48,858,191

Liabilities
Payable for Fund shares redeemed	$70,741
Payable to affiliates:
Investment adviser fee	24,153
Administration fee	5,574
Distribution and service fees	3,740
Trustees’ fees	648
Accrued expenses	43,322
Total liabilities	$148,178
Net Assets	$48,710,013

Sources of Net Assets
Paid-in capital	$38,167,576
Accumulated distributions in excess of net realized gain	(202,242)
Accumulated distributions in excess of net investment income	(22,448)
Net unrealized appreciation	10,767,127
Total	$48,710,013

Class A Shares
Net Assets	$19,421,636
Shares Outstanding	1,317,941
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.74
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.64

Class I Shares
Net Assets	$29,288,377
Shares Outstanding	1,986,939
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.74

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends	$835,657
Interest allocated from affiliated investment	2,553
Expenses allocated from affiliated investment	(83)
Total investment income	$838,127

Expenses
Investment adviser fee	$123,491
Administration fee	28,498
Distribution and service fees
Class A	20,737
Trustees’ fees and expenses	1,461
Custodian fee	20,313
Transfer and dividend disbursing agent fees	19,937
Legal and accounting services	17,781
Printing and postage	8,006
Registration fees	13,842
Miscellaneous	6,301
Total expenses	$260,367
Deduct —
Allocation of expenses to affiliate	$49,683
Total expense reductions	$49,683

Net expenses	$210,684

Net investment income	$627,443

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$81,396
Investment transactions allocated from affiliated investment	7
Net realized gain	$81,403
Change in unrealized appreciation (depreciation) —
Investments	$2,573,583
Net change in unrealized appreciation (depreciation)	$2,573,583

Net realized and unrealized gain	$2,654,986

Net increase in net assets from operations	$3,282,429

8	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$627,443	$447,247
Net realized gain from investment transactions and capital gain distributions received	81,403	1,616,113
Net change in unrealized appreciation (depreciation) from investments	2,573,583	(222,976)
Net increase in net assets from operations	$3,282,429	$1,840,384
Distributions to shareholders —
From net investment income
Class A	$(251,971)	$(213,130)
Class I	(397,920)	(341,261)
From net realized gain
Class A	(38,666)	(973,036)
Class I	(58,319)	(1,023,539)
Total distributions to shareholders	$(746,876)	$(2,550,966)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,001,122	$17,501,905
Class I	13,397,746	9,119,951
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	284,848	1,179,656
Class I	422,806	1,317,204
Cost of shares redeemed
Class A	(11,565,236)	(7,748,879)
Class I	(3,290,653)	(15,054,307)
Net increase in net assets from Fund share transactions	$7,250,633	$6,315,530

Net increase in net assets	$9,786,186	$5,604,948

Net Assets
At beginning of period	$38,923,827	$33,318,879
At end of period	$48,710,013	$38,923,827

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(22,448)	$—

9	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2016

Financial Highlights

	Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$13.790		$14.030	$11.090	$11.300	$9.960	$9.280

Income (Loss) From Operations
Net investment income(1)	$0.207		$0.192	$0.165	$0.123	$0.121	$0.095
Net realized and unrealized gain (loss)	0.991		0.660	3.253	(0.072)	1.423	0.750

Total income from operations	$1.198		$0.852	$3.418	$0.051	$1.544	$0.845

Less Distributions
From net investment income	$(0.218)		$(0.227)	$(0.264)	$(0.117)	$(0.131)	$(0.091)
From net realized gain	(0.030)		(0.865)	(0.214)	(0.144)	(0.073)	—
Tax return of capital	—		—	—	—	—	(0.074)

Total distributions	$(0.248)		$(1.092)	$(0.478)	$(0.261)	$(0.204)	$(0.165)

Net asset value — End of period	$14.740		$13.790	$14.030	$11.090	$11.300	$9.960

Total Return(2)	8.78	%(3)	6.40%	31.19%	0.41%	15.54%	9.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,422		$21,880	$11,204	$7,438	$8,692	$4,550
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.25	%(5)	1.25%	1.25%	1.25%	1.29%	1.40%
Net investment income	3.03	%(5)	1.38%	1.29%	1.05%	1.10%	0.98%
Portfolio Turnover	38	%(3)	72%	31%	22%	33%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.26%, 0.30%, 0.30%, 0.27%, 0.24% and 1.28% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$13.800		$14.030	$11.100	$11.300	$9.960	$9.270

Income (Loss) From Operations
Net investment income(1)	$0.241		$0.192	$0.182	$0.151	$0.149	$0.102
Net realized and unrealized gain (loss)	0.966		0.703	3.258	(0.060)	1.421	0.774

Total income from operations	$1.207		$0.895	$3.440	$0.091	$1.570	$0.876

Less Distributions
From net investment income	$(0.237)		$(0.260)	$(0.296)	$(0.147)	$(0.157)	$(0.102)
From net realized gain	(0.030)		(0.865)	(0.214)	(0.144)	(0.073)	—
Tax return of capital	—		—	—	—	—	(0.084)

Total distributions	$(0.267)		$(1.125)	$(0.510)	$(0.291)	$(0.230)	$(0.186)

Net asset value — End of period	$14.740		$13.800	$14.030	$11.100	$11.300	$9.960

Total Return(2)	8.84	%(3)	6.73%	31.40%	0.76%	15.81%	9.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,288		$17,044	$22,115	$18,955	$22,728	$5,498
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.00	%(5)	1.00%	1.00%	1.00%	1.04%	1.15%
Net investment income	3.50	%(5)	1.37%	1.43%	1.29%	1.35%	1.05%
Portfolio Turnover	38	%(3)	72%	31%	22%	33%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.26%, 0.30%, 0.30%, 0.27%, 0.24% and 1.28% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

12

Eaton Vance

Real Estate Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least quarterly distributions of substantially all of the distributions it receives from its REIT investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made annually. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$38,018,235

Gross unrealized appreciation	$10,500,524
Gross unrealized depreciation	(18,345)

Net unrealized appreciation	$10,482,179

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2016, the Fund’s investment adviser fee amounted to $123,491. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2016, the administration fee amounted to $28,498. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2017. Pursuant to this agreement, EVM was allocated $49,683 of the Fund’s operating expenses for the six months ended June 30, 2016. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2016, EVM earned $915 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,266 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2016. EVD also received distribution and service fees from Class A (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

13

Eaton Vance

Real Estate Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $20,737 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2016, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $21,385,980 and $14,620,360, respectively, for the six months ended June 30, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	579,729	1,268,323
Issued to shareholders electing to receive payments of distributions in Fund shares	20,216	87,058
Redemptions	(868,449)	(567,594)

Net increase (decrease)	(268,504)	787,787

Class I	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	961,135	635,191
Issued to shareholders electing to receive payments of distributions in Fund shares	29,984	96,736
Redemptions	(239,502)	(1,072,419)

Net increase (decrease)	751,617	(340,492)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

14

Eaton Vance

Real Estate Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

9  Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities of companies primarily engaged in the real estate industry, such as REITs and other real estate related investments. Securities of companies in the real estate industry are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$47,575,442	*	$—	$—	$47,575,442
Short-Term Investments	—		924,972	—	924,972

Total Investments	$47,575,442		$924,972	$—	$48,500,414

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

15

Eaton Vance

Real Estate Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

16

Eaton Vance

Real Estate Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Real Estate Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

17

Eaton Vance

Real Estate Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2015 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

18

Eaton Vance

Real Estate Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Real Estate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Real Estate Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7749    6.30.16

Eaton Vance

Small-Cap Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Small-Cap Fund

June 30, 2016

Performance1,2

Portfolio Managers Nancy B. Tooke, CFA (lead portfolio manager), Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	3.62%	–6.58%	7.06%	7.65%
Class A with 5.75% Maximum Sales Charge	—	—	–2.31	–11.98	5.80	7.01
Class B at NAV	05/07/2002	01/02/1997	3.33	–7.25	6.27	6.85
Class B with 5% Maximum Sales Charge	—	—	–1.66	–11.22	6.03	6.85
Class C at NAV	05/03/2002	01/02/1997	3.33	–7.23	6.28	6.84
Class C with 1% Maximum Sales Charge	—	—	2.34	–8.02	6.28	6.84
Class I at NAV	09/02/2008	01/02/1997	3.83	–6.30	7.33	8.16
Class R at NAV	08/03/2009	01/02/1997	3.54	–6.79	6.80	7.46
Russell 2000® Index	—	—	2.22%	–6.73%	8.34%	6.19%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.43%	2.18%	2.18%	1.18%	1.68%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Integra LifeSciences Holdings Corp.	3.2%

West Pharmaceutical Services, Inc.	2.9

Cypress Semiconductor Corp.	2.7

ICU Medical, Inc.	2.7

Church & Dwight Co., Inc.	2.7

Pinnacle Foods, Inc.	2.7

Balchem Corp.	2.6

ServiceMaster Global Holdings, Inc.	2.6

First American Financial Corp.	2.6

Mentor Graphics Corp.	2.4

Total	27.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Small-Cap Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Small-Cap Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.20	$7.64	1.51%
Class B	$1,000.00	$1,033.30	$11.43	2.26%
Class C	$1,000.00	$1,033.30	$11.43	2.26%
Class I	$1,000.00	$1,038.30	$6.39	1.26%
Class R	$1,000.00	$1,035.40	$8.91	1.76%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.57	1.51%
Class B	$1,000.00	$1,013.60	$11.31	2.26%
Class C	$1,000.00	$1,013.60	$11.31	2.26%
Class I	$1,000.00	$1,018.60	$6.32	1.26%
Class R	$1,000.00	$1,016.10	$8.82	1.76%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015.

4

Eaton Vance

Small-Cap Fund

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value

Aerospace & Defense — 4.3%
Curtiss Wright Corp.	8,760	$738,030
Hexcel Corp.	34,132	1,421,257
Mercury Systems, Inc.(1)	37,720	937,719

		$3,097,006

Banks — 5.0%
Bank of the Ozarks, Inc.	30,163	$1,131,716
BankUnited, Inc.	41,363	1,270,671
Eagle Bancorp, Inc.(1)	11,582	557,210
Western Alliance Bancorp(1)	20,760	677,814

		$3,637,411

Building Products — 1.5%
Armstrong World Industries, Inc.(1)	27,821	$1,089,192

		$1,089,192

Capital Markets — 1.5%
Lazard, Ltd., Class A	37,628	$1,120,562

		$1,120,562

Chemicals — 3.4%
Balchem Corp.	31,896	$1,902,597
Chemtura Corp.(1)	20,190	532,612

		$2,435,209

Commercial Services & Supplies — 4.7%
Interface, Inc.	71,453	$1,089,658
Multi-Color Corp.	19,283	1,222,542
Team, Inc.(1)	43,072	1,069,478

		$3,381,678

Construction Materials — 1.5%
US Concrete, Inc.(1)	18,207	$1,108,988

		$1,108,988

Diversified Consumer Services — 5.5%
Grand Canyon Education, Inc.(1)	26,882	$1,073,130
Houghton Mifflin Harcourt Co.(1)	67,417	1,053,728
ServiceMaster Global Holdings, Inc.(1)	47,463	1,889,027

		$4,015,885

Security	Shares	Value

Diversified Financial Services — 1.1%
Bats Global Markets, Inc.(1)	30,081	$772,781

		$772,781

Electronic Equipment, Instruments & Components — 2.4%
FEI Co.	10,729	$1,146,715
MTS Systems Corp.	13,884	608,675

		$1,755,390

Energy Equipment & Services — 0.8%
Superior Energy Services, Inc.	30,618	$563,677

		$563,677

Food & Staples Retailing — 0.7%
Sprouts Farmers Market, Inc.(1)	21,988	$503,525

		$503,525

Food Products — 2.7%
Pinnacle Foods, Inc.	41,501	$1,921,081

		$1,921,081

Health Care Equipment & Supplies — 8.8%
ICU Medical, Inc.(1)	17,489	$1,971,885
Integra LifeSciences Holdings Corp.(1)	28,842	2,301,015
West Pharmaceutical Services, Inc.	27,615	2,095,426

		$6,368,326

Health Care Providers & Services — 3.4%
AmSurg Corp.(1)	15,819	$1,226,605
Team Health Holdings, Inc.(1)	30,148	1,226,119

		$2,452,724

Household Durables — 2.2%
Helen of Troy, Ltd.(1)	15,639	$1,608,315

		$1,608,315

Household Products — 2.7%
Church & Dwight Co., Inc.	18,713	$1,925,381

		$1,925,381

Insurance — 6.3%
First American Financial Corp.	46,414	$1,866,771
Horace Mann Educators Corp.	34,932	1,180,352

5	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)
RLI Corp.	8,059	$554,298
Stewart Information Services Corp.	23,230	961,955

		$4,563,376

IT Services — 5.0%
Black Knight Financial Services, Inc., Class A(1)	26,856	$1,009,785
CSG Systems International, Inc.	27,471	1,107,356
Euronet Worldwide, Inc.(1)	22,078	1,527,577

		$3,644,718

Life Sciences Tools & Services — 1.9%
VWR Corp.(1)	47,435	$1,370,871

		$1,370,871

Machinery — 2.3%
RBC Bearings, Inc.(1)	23,173	$1,680,042

		$1,680,042

Marine — 2.1%
Kirby Corp.(1)	24,104	$1,503,849

		$1,503,849

Oil, Gas & Consumable Fuels — 6.0%
Diamondback Energy, Inc.(1)	17,066	$1,556,590
PDC Energy, Inc.(1)	23,911	1,377,513
Rice Energy, Inc.(1)	65,164	1,436,214

		$4,370,317

Real Estate Investment Trusts (REITs) — 6.8%
Acadia Realty Trust	30,757	$1,092,489
CubeSmart	51,644	1,594,767
DCT Industrial Trust, Inc.	20,905	1,004,276
Post Properties, Inc.	19,645	1,199,327

		$4,890,859

Road & Rail — 1.7%
Landstar System, Inc.	17,600	$1,208,416

		$1,208,416

Semiconductors & Semiconductor Equipment — 4.7%
Cirrus Logic, Inc.(1)	36,228	$1,405,284
Cypress Semiconductor Corp.	188,241	1,985,943

		$3,391,227

Security	Shares	Value

Software — 4.2%
Mentor Graphics Corp.	80,252	$1,706,158
Verint Systems, Inc.(1)	40,425	1,339,280

		$3,045,438

Specialty Retail — 3.3%
Burlington Stores, Inc.(1)	18,234	$1,216,390
Sally Beauty Holdings, Inc.(1)	39,551	1,163,195

		$2,379,585

Textiles, Apparel & Luxury Goods — 0.5%
Kate Spade & Co.(1)	9,310	$191,879
Steven Madden, Ltd.(1)	5,557	189,938

		$381,817

Thrifts & Mortgage Finance — 1.8%
Essent Group, Ltd.(1)	60,315	$1,315,471

		$1,315,471

Total Common Stocks (identified cost $56,303,324)		$71,503,117

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$1,313	$1,312,975

Total Short-Term Investments (identified cost $1,312,975)		$1,312,975

Total Investments — 100.6% (identified cost $57,616,299)		$72,816,092

Other Assets, Less Liabilities — (0.6)%		$(469,391)

Net Assets — 100.0%		$72,346,701

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

6	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value (identified cost, $56,303,324)	$71,503,117
Affiliated investment, at value (identified cost, $1,312,975)	1,312,975
Dividends receivable	68,781
Interest receivable from affiliated investment	680
Receivable for investments sold	222,162
Receivable for Fund shares sold	43,584
Total assets	$73,151,299

Liabilities
Payable for investments purchased	$225,656
Payable for Fund shares redeemed	462,567
Payable to affiliates:
Investment adviser fee	46,582
Administration fee	9,316
Distribution and service fees	13,937
Trustees’ fees	1,333
Accrued expenses	45,207
Total liabilities	$804,598
Net Assets	$72,346,701

Sources of Net Assets
Paid-in capital	$53,961,033
Accumulated net realized gain	3,340,830
Accumulated net investment loss	(154,955)
Net unrealized appreciation	15,199,793
Net Assets	$72,346,701

Class A Shares
Net Assets	$26,343,987
Shares Outstanding	2,153,462
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.23
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.98

Class B Shares
Net Assets	$1,534,827
Shares Outstanding	134,394
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.42

Class C Shares
Net Assets	$8,318,600
Shares Outstanding	770,214
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.80

Class I Shares
Net Assets	$35,807,886
Shares Outstanding	2,719,031
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.17

Class R Shares
Net Assets	$341,401
Shares Outstanding	28,658
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.91

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends	$438,635
Interest allocated from affiliated investment	4,825
Expenses allocated from affiliated investment	(163)
Total investment income	$443,297

Expenses
Investment adviser fee	$309,410
Administration fee	61,882
Distribution and service fees
Class A	31,818
Class B	7,978
Class C	41,829
Class R	762
Trustees’ fees and expenses	2,307
Custodian fee	20,940
Transfer and dividend disbursing agent fees	50,766
Legal and accounting services	19,569
Printing and postage	9,379
Registration fees	34,248
Miscellaneous	8,922
Total expenses	$599,810

Net investment loss	$(156,513)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,765,606
Investment transactions allocated from affiliated investment	9
Net realized gain	$3,765,615
Change in unrealized appreciation (depreciation) —
Investments	$(713,395)
Net change in unrealized appreciation (depreciation)	$(713,395)

Net realized and unrealized gain	$3,052,220

Net increase in net assets from operations	$2,895,707

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment loss	$(156,513)	$(503,764)
Net realized gain from investment transactions	3,765,615	15,083,682
Net change in unrealized appreciation (depreciation) from investments	(713,395)	(16,595,026)
Net increase (decrease) in net assets from operations	$2,895,707	$(2,015,108)
Distributions to shareholders —
From net realized gain
Class A	$(878,068)	$(5,456,585)
Class B	(54,759)	(444,659)
Class C	(308,970)	(2,127,099)
Class I	(1,142,796)	(10,834,718)
Class R	(11,322)	(56,345)
Total distributions to shareholders	$(2,395,915)	$(18,919,406)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,145,032	$6,365,739
Class B	6,599	155,754
Class C	561,561	1,658,442
Class I	2,220,023	7,698,850
Class R	134,858	161,447
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	819,854	5,167,405
Class B	50,607	379,838
Class C	268,189	1,773,903
Class I	1,079,070	10,305,399
Class R	11,322	56,345
Cost of shares redeemed
Class A	(4,116,442)	(8,684,057)
Class B	(318,370)	(481,288)
Class C	(1,487,743)	(2,828,844)
Class I	(20,391,431)	(28,462,439)
Class R	(98,784)	(168,021)
Net asset value of shares exchanged
Class A	89,412	213,222
Class B	(89,412)	(213,222)
Net decrease in net assets from Fund share transactions	$(18,115,655)	$(6,901,527)

Net decrease in net assets	$(17,615,863)	$(27,836,041)

Net Assets
At beginning of period	$89,962,564	$117,798,605
At end of period	$72,346,701	$89,962,564

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(154,955)	$1,558

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2016

Financial Highlights

	Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014		2013	2012		2011
Net asset value — Beginning of period	$12.200		$15.320	$18.040		$14.170	$13.550		$14.390

Income (Loss) From Operations
Net investment loss(1)	$(0.024)		$(0.078)	$(0.078)		$(0.084)	$(0.008)		$(0.124)
Net realized and unrealized gain (loss)	0.465		(0.205)	0.618		5.031	1.611		(0.716)

Total income (loss) from operations	$0.441		$(0.283)	$0.540		$4.947	$1.603		$(0.840)

Less Distributions
From net investment income	$—		$—	$—		$(0.008)	$(0.124)		$—
From net realized gain	(0.411)		(2.837)	(3.260)		(1.069)	(0.859)		—

Total distributions	$(0.411)		$(2.837)	$(3.260)		$(1.077)	$(0.983)		$—

Net asset value — End of period	$12.230		$12.200	$15.320		$18.040	$14.170		$13.550

Total Return(2)	3.62	%(3)	(2.78)%	3.77	%(4)	35.25%	11.85%		(5.84)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,344		$26,391	$29,536		$37,128	$32,126		$44,565
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.51	%(7)	1.43%	1.39%		1.36%	1.40%		1.48%
Net investment loss	(0.41	)%(7)	(0.52)%	(0.44)%		(0.51)%	(0.06)%		(0.87)%
Portfolio Turnover of the Portfolio(8)	—		—	—		—	31	%(3)	85%
Portfolio Turnover of the Fund	34	%(3)	71%	66%		44%	31	%(3)(9)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014		2013	2012		2011
Net asset value — Beginning of period	$11.450		$14.660	$17.530		$13.900	$13.300		$14.230

Income (Loss) From Operations
Net investment loss(1)	$(0.066)		$(0.182)	$(0.206)		$(0.201)	$(0.111)		$(0.226)
Net realized and unrealized gain (loss)	0.447		(0.191)	0.596		4.908	1.574		(0.704)

Total income (loss) from operations	$0.381		$(0.373)	$0.390		$4.707	$1.463		$(0.930)

Less Distributions
From net investment income	$—		$—	$—		$(0.008)	$(0.004)		$—
From net realized gain	(0.411)		(2.837)	(3.260)		(1.069)	(0.859)		—

Total distributions	$(0.411)		$(2.837)	$(3.260)		$(1.077)	$(0.863)		$—

Net asset value — End of period	$11.420		$11.450	$14.660		$17.530	$13.900		$13.300

Total Return(2)	3.33	%(3)	(3.58)%	3.02	%(4)	34.20%	11.00%		(6.54)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,535		$1,908	$2,563		$3,832	$3,421		$4,724
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.26	%(7)	2.18%	2.14%		2.11%	2.16%		2.23%
Net investment loss	(1.18	)%(7)	(1.27)%	(1.19)%		(1.25)%	(0.81)%		(1.61)%
Portfolio Turnover of the Portfolio(8)	—		—	—		—	31	%(3)	85%
Portfolio Turnover of the Fund	34	%(3)	71%	66%		44%	31	%(3)(9)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014		2013	2012		2011
Net asset value — Beginning of period	$10.850		$14.040	$16.930		$13.450	$12.900		$13.800

Income (Loss) From Operations
Net investment loss(1)	$(0.061)		$(0.173)	$(0.198)		$(0.195)	$(0.107)		$(0.221)
Net realized and unrealized gain (loss)	0.422		(0.180)	0.568		4.752	1.530		(0.679)

Total income (loss) from operations	$0.361		$(0.353)	$0.370		$4.557	$1.423		$(0.900)

Less Distributions
From net investment income	$—		$—	$—		$(0.008)	$(0.014)		$—
From net realized gain	(0.411)		(2.837)	(3.260)		(1.069)	(0.859)		—

Total distributions	$(0.411)		$(2.837)	$(3.260)		$(1.077)	$(0.873)		$—

Net asset value — End of period	$10.800		$10.850	$14.040		$16.930	$13.450		$12.900

Total Return(2)	3.33	%(3)	(3.59)%	3.02	%(4)	34.24%	11.03%		(6.52)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,319		$9,040	$10,883		$13,806	$11,099		$13,663
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.26	%(7)	2.18%	2.14%		2.11%	2.16%		2.23%
Net investment loss	(1.16	)%(7)	(1.27)%	(1.18)%		(1.25)%	(0.80)%		(1.62)%
Portfolio Turnover of the Portfolio(8)	—		—	—		—	31	%(3)	85%
Portfolio Turnover of the Fund	34	%(3)	71%	66%		44%	31	%(3)(9)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014		2013	2012		2011
Net asset value — Beginning of period	$13.080		$16.190	$18.840		$14.720	$14.050		$14.880

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.012)		$(0.043)	$(0.040)		$(0.036)	$0.030		$(0.088)
Net realized and unrealized gain (loss)	0.513		(0.230)	0.650		5.233	1.665		(0.742)

Total income (loss) from operations	$0.501		$(0.273)	$0.610		$5.197	$1.695		$(0.830)

Less Distributions
From net investment income	$—		$—	$—		$(0.008)	$(0.166)		$—
From net realized gain	(0.411)		(2.837)	(3.260)		(1.069)	(0.859)		—

Total distributions	$(0.411)		$(2.837)	$(3.260)		$(1.077)	$(1.025)		$—

Net asset value — End of period	$13.170		$13.080	$16.190		$18.840	$14.720		$14.050

Total Return(2)	3.83	%(3)	(2.57)%	3.99	%(4)	35.63%	12.08%		(5.58)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,808		$52,335	$74,510		$171,120	$131,456		$100,509
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.26	%(7)	1.18%	1.13%		1.12%	1.15%		1.23%
Net investment income (loss)	(0.20	)%(7)	(0.27)%	(0.22)%		(0.21)%	0.21%		(0.60)%
Portfolio Turnover of the Portfolio(8)	—		—	—		—	31	%(3)	85%
Portfolio Turnover of the Fund	34	%(3)	71%	66%		44%	31	%(3)(9)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2016

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014		2013	2012		2011
Net asset value — Beginning of period	$11.900		$15.050	$17.820		$14.040	$13.460		$14.330

Income (Loss) From Operations
Net investment loss(1)	$(0.038)		$(0.113)	$(0.111)		$(0.110)	$(0.027)		$(0.159)
Net realized and unrealized gain (loss)	0.459		(0.200)	0.601		4.967	1.584		(0.711)

Total income (loss) from operations	$0.421		$(0.313)	$0.490		$4.857	$1.557		$(0.870)

Less Distributions
From net investment income	$—		$—	$—		$(0.008)	$(0.118)		$—
From net realized gain	(0.411)		(2.837)	(3.260)		(1.069)	(0.859)		—

Total distributions	$(0.411)		$(2.837)	$(3.260)		$(1.077)	$(0.977)		$—

Net asset value — End of period	$11.910		$11.900	$15.050		$17.820	$14.040		$13.460

Total Return(2)	3.54	%(3)	(3.05)%	3.54	%(4)	34.93%	11.58%		(6.07)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$341		$289	$305		$205	$65		$37
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.76	%(7)	1.68%	1.63%		1.61%	1.65%		1.73%
Net investment loss	(0.66	)%(7)	(0.77)%	(0.63)%		(0.66)%	(0.19)%		(1.12)%
Portfolio Turnover of the Portfolio(8)	—		—	—		—	31	%(3)	85%
Portfolio Turnover of the Fund	34	%(3)	71%	66%		44%	31	%(3)(9)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

15

Eaton Vance

Small-Cap Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2015, the Fund had a net capital loss of $166,578 attributable to security transactions incurred after October 31, 2015 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,872,119

Gross unrealized appreciation	$16,910,796
Gross unrealized depreciation	(1,966,823)

Net unrealized appreciation	$14,943,973

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2016, the Fund’s investment adviser fee amounted to $309,410 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2016, the administration fee amounted to $61,882.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2016, EVM earned $4,932 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,329 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2016. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

16

Eaton Vance

Small-Cap Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $31,818 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2016, the Fund paid or accrued to EVD $5,983 and $31,372 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2016, the Fund paid or accrued to EVD $381 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2016 amounted to $1,995, $10,457 and $381 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2016, the Fund was informed that EVD received approximately $100, $200 and $100 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $27,511,346 and $47,154,197, respectively, for the six months ended June 30, 2016.

17

Eaton Vance

Small-Cap Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	260,066	425,235
Issued to shareholders electing to receive payments of distributions in Fund shares	67,036	383,246
Redemptions	(345,199)	(587,172)
Exchange from Class B shares	7,577	14,335

Net increase (decrease)	(10,520)	235,644

Class B	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	556	11,232
Issued to shareholders electing to receive payments of distributions in Fund shares	4,432	29,741
Redemptions	(29,104)	(34,168)
Exchange to Class A shares	(8,086)	(15,102)

Net decrease	(32,202)	(8,297)

Class C	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	52,951	126,121
Issued to shareholders electing to receive payments of distributions in Fund shares	24,832	146,791
Redemptions	(140,403)	(215,489)

Net increase (decrease)	(62,620)	57,423

Class I	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	172,003	483,137
Issued to shareholders electing to receive payments of distributions in Fund shares	81,934	711,302
Redemptions	(1,535,459)	(1,796,175)

Net decrease	(1,281,522)	(601,736)

18

Eaton Vance

Small-Cap Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	12,475	11,252
Issued to shareholders electing to receive payments of distributions in Fund shares	951	4,328
Redemptions	(9,010)	(11,624)

Net increase	4,416	3,956

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$71,503,117	*	$—	$—	$71,503,117
Short-Term Investments	—		1,312,975	—	1,312,975

Total Investments	$71,503,117		$1,312,975	$—	$72,816,092

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Small-Cap Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

Small-Cap Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Small-Cap Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

21

Eaton Vance

Small-Cap Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

22

Eaton Vance

Small-Cap Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Small-Cap Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7699    6.30.16

Eaton Vance

Global Small-Cap Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

Global Small-Cap Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Performance1,2

Portfolio Managers Aidan M. Farrell, of Eaton Vance Management (International) Limited; Patrick J. O’Brien

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/28/2002	06/28/2002	–0.51%	–7.33%	5.03%	4.54%
Class A with 5.75% Maximum Sales Charge	—	—	–6.20	–12.64	3.79	3.92
Class C at NAV	07/03/2002	07/03/2002	–0.85	–8.01	4.25	3.75
Class C with 1% Maximum Sales Charge	—	—	–1.84	–8.68	4.25	3.75
Class I at NAV	10/01/2009	06/28/2002	–0.25	–7.04	5.30	4.72
MSCI World Small Cap Index	—	—	2.29%	–3.76%	6.83%	5.59%
Russell 2000® Value Index	—	—	6.08	–2.58	8.14	5.15

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.77%	2.52%	1.52%
Net				1.40	2.15	1.15

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Fund Profile

Sector Allocation (% of net assets)4

Country Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

Integra LifeSciences Holdings Corp.	1.6%

Cypress Semiconductor Corp.	1.5

Diamondback Energy, Inc.	1.4

Pinnacle Foods, Inc.	1.3

Hexcel Corp.	1.3

Multi-Color Corp.	1.3

Armstrong World Industries, Inc.	1.3

Team, Inc.	1.2

Krispy Kreme Doughnuts, Inc.	1.2

Vantiv, Inc., Class A	1.2

Total	13.3%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

MSCI World Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Russell 2000® Value Index is an unmanaged index of U.S. small-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective July 6, 2015, the Fund changed its name, investment objective and investment strategy to invest globally and the Fund no longer employs a value investment strategy. Effective July 2015, the Fund changed its primary benchmark to MSCI World Small Cap Index because the investment adviser believes it is a more appropriate benchmark for the Fund. Performance prior to July 2015 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$994.90	$6.94	**	1.40%
Class C	$1,000.00	$991.50	$10.65	**	2.15%
Class I	$1,000.00	$997.50	$5.71	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.02	**	1.40%
Class C	$1,000.00	$1,014.20	$10.77	**	2.15%
Class I	$1,000.00	$1,019.10	$5.77	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 100.1%

Security	Shares	Value

Australia — 3.1%
Ansell, Ltd.	8,421	$115,250
carsales.com, Ltd.	10,476	97,058
Challenger, Ltd.	12,325	80,522
Mirvac Group	58,245	88,581
OceanaGold Corp.	24,770	94,521
Regis Resources, Ltd.	20,198	51,751
Super Retail Group, Ltd.	11,248	74,423

		$602,106

Austria — 0.4%
Mayr Melnhof Karton AG	711	$77,121

		$77,121

Belgium — 0.6%
Ackermans & van Haaren NV	893	$109,568

		$109,568

Canada — 4.9%
Aecon Group, Inc.	9,396	$127,855
CAE, Inc.	16,427	198,479
Dominion Diamond Corp.	3,914	34,628
First Majestic Silver Corp.(1)	4,882	66,318
Gibson Energy, Inc.	8,256	95,791
Laurentian Bank of Canada	2,225	83,079
Linamar Corp.	1,346	47,945
North West Co., Inc. (The)	3,786	86,331
Sandvine Corp.	67,616	139,215
Seven Generations Energy, Ltd., Class A(1)	4,876	93,070

		$972,711

China — 0.9%
TAL Education Group ADR(1)	2,961	$183,760

		$183,760

Denmark — 0.5%
Royal Unibrew A/S	2,107	$94,255

		$94,255

Finland — 0.4%
Amer Sports Oyj	2,471	$67,792

		$67,792

Security	Shares	Value

France — 1.9%
Ipsen SA	2,588	$158,569
Metropole Television SA	3,392	56,395
Nexity SA	1,696	85,793
Rubis SCA	936	71,553

		$372,310

Germany — 1.3%
CTS Eventim AG & Co. KGaA	1,870	$57,165
Norma Group SE	1,740	82,442
Salzgitter AG	1,838	48,597
Software AG	2,199	74,771

		$262,975

Hong Kong — 1.1%
Hysan Development Co., Ltd.	27,512	$122,512
Johnson Electric Holdings, Ltd.	42,530	95,180

		$217,692

Israel — 0.6%
Magic Software Enterprises, Ltd.	17,255	$114,401

		$114,401

Italy — 2.7%
Amplifon SpA	8,973	$83,977
Banca Generali SpA	5,971	119,679
Brembo SpA	1,560	85,934
Industria Macchine Automatiche SpA	1,389	83,315
MARR SpA	3,769	71,429
Moncler SpA	5,574	87,999

		$532,333

Japan — 12.7%
77 Bank, Ltd. (The)	23,786	$83,240
Advance Residence Investment Corp.	29	77,718
Ariake Japan Co., Ltd.	2,006	119,429
Asahi Intecc Co., Ltd.	2,300	112,393
Century Tokyo Leasing Corp.	2,987	96,669
COLOPL, Inc.	5,700	113,379
Daifuku Co., Ltd.	6,329	113,351
Eiken Chemical Co., Ltd.	7,585	166,133
FP Corp.	4,210	203,774
Hoshizaki Corp.	1,284	125,696
MISUMI Group, Inc.	6,923	124,993
Morinaga & Co., Ltd.	12,000	75,661

6	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Nomura Co., Ltd.	6,800	$102,091
OYO Corp.	8,800	97,087
Penta-Ocean Construction Co., Ltd.	22,400	118,445
Relia, Inc.	17,300	180,917
Sac’s Bar Holdings, Inc.	9,017	88,214
Sakata INX Corp.	7,700	88,472
Sakata Seed Corp.	7,000	152,063
Sun Frontier Fudousan Co., Ltd.	8,900	90,979
Tokyu REIT, Inc.	57	81,114
Tosei Corp.	13,938	100,152

		$2,511,970

Singapore — 0.4%
Frasers Centrepoint Trust	51,800	$82,013

		$82,013

Spain — 0.5%
Acciona SA	843	$61,516
Tecnicas Reunidas SA	1,428	42,800

		$104,316

Sweden — 1.3%
Boliden AB	2,530	$49,446
Indutrade AB	10,581	209,217

		$258,663

Switzerland — 1.8%
Belimo Holding AG	30	$89,087
Bucher Industries AG	366	85,682
Temenos Group AG	1,894	94,533
VZ Holding AG	300	88,956

		$358,258

United Kingdom — 7.8%
Bellway PLC	3,142	$79,705
Bodycote PLC	22,194	153,129
BTG PLC(1)	13,069	126,224
DS Smith PLC	26,042	134,734
Halma PLC	9,162	124,612
Hastings Group Holdings, Ltd.(2)	34,124	78,751
Hiscox, Ltd.	7,102	98,060
Inchcape PLC	5,671	47,684
John Wood Group PLC	7,234	66,590
Melrose Industries PLC	9,018	51,232

Security	Shares	Value

United Kingdom (continued)
Paysafe Group PLC(1)	22,043	$114,970
Regus PLC	37,736	145,912
St. James’s Place PLC	8,891	93,762
UNITE Group PLC (The)	13,903	115,012
WH Smith PLC	5,532	116,219

		$1,546,596

United States — 57.2%
Acadia Realty Trust	4,385	$155,755
Ameris Bancorp	4,260	126,522
AMERISAFE, Inc.	2,395	146,622
AmSurg Corp.(1)	2,631	204,008
Armstrong World Industries, Inc.(1)	6,353	248,720
Balchem Corp.	3,953	235,796
Bank of the Ozarks, Inc.	3,706	139,049
BankUnited, Inc.	3,563	109,455
Burlington Stores, Inc.(1)	3,012	200,930
Cirrus Logic, Inc.(1)	5,706	221,336
CSG Systems International, Inc.	4,028	162,369
CubeSmart	4,762	147,051
Cypress Semiconductor Corp.	27,400	289,070
DCT Industrial Trust, Inc.	3,679	176,739
Diamondback Energy, Inc.(1)	3,064	279,467
Douglas Emmett, Inc.	4,659	165,488
Eagle Bancorp, Inc.(1)	3,095	148,900
EastGroup Properties, Inc.	2,425	167,131
Essex Property Trust, Inc.	690	157,382
Federated National Holding Co.	5,661	107,785
First Republic Bank	1,995	139,630
Grand Canyon Education, Inc.(1)	2,967	118,443
Gulfport Energy Corp.(1)	4,713	147,328
Helen of Troy, Ltd.(1)	1,644	169,069
Hexcel Corp.	5,997	249,715
Hill-Rom Holdings, Inc.	2,479	125,066
ICU Medical, Inc.(1)	1,262	142,290
Infinera Corp.(1)	20,973	236,575
Infoblox, Inc.(1)	5,351	100,385
Integra LifeSciences Holdings Corp.(1)	3,980	317,524
Interface, Inc.	15,011	228,918
James River Group Holdings, Ltd.	2,715	92,201
Jazz Pharmaceuticals PLC(1)	1,346	190,203
Krispy Kreme Doughnuts, Inc.(1)	11,476	240,537
Landstar System, Inc.	2,713	186,275
LaSalle Hotel Properties	4,760	112,241
Lazard, Ltd., Class A	1,053	31,358

7	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Mentor Graphics Corp.	8,125	$172,737
Meta Financial Group, Inc.	3,249	165,569
Multi-Color Corp.	3,925	248,845
Nuvectra Corp.(1)	1,417	10,486
NVR, Inc.(1)	133	236,785
Paramount Group, Inc.	8,795	140,192
PDC Energy, Inc.(1)	3,995	230,152
Penske Automotive Group, Inc.	5,884	185,111
Pinnacle Foods, Inc.	5,624	260,335
Post Properties, Inc.	2,672	163,126
PrivateBancorp, Inc.	2,993	131,782
PS Business Parks, Inc.	1,507	159,863
RBC Bearings, Inc.(1)	2,796	202,710
Sabre Corp.	8,211	219,973
Sally Beauty Holdings, Inc.(1)	5,240	154,108
ServiceMaster Global Holdings, Inc.(1)	3,031	120,634
Sprouts Farmers Market, Inc.(1)	6,553	150,064
Steven Madden, Ltd.(1)	4,676	159,826
Team, Inc.(1)	9,917	246,239
Teleflex, Inc.	1,334	236,532
US Concrete, Inc.(1)	2,654	161,655
Vantiv, Inc., Class A(1)	4,223	239,022
Verint Systems, Inc.(1)	3,965	131,360
Vista Outdoor, Inc.(1)	2,087	99,612
VWR Corp.(1)	8,132	235,015
West Pharmaceutical Services, Inc.	2,135	162,004
Western Alliance Bancorp(1)	3,758	122,699
Yadkin Financial Corp.	4,973	124,773

		$11,288,542

Total Common Stocks (identified cost $19,110,690)		$19,757,382

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$96	$95,652

Total Short-Term Investments (identified cost $95,652)		$95,652

Total Investments — 100.6% (identified cost $19,206,342)		$19,853,034

Other Assets, Less Liabilities — (0.6)%		$(117,355)

Net Assets — 100.0%		$19,735,679

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $78,751 or 0.4% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

Abbreviations:

ADR	–	American Depositary Receipt

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	24.9%	$4,907,474
Industrials	19.2	3,795,532
Consumer Discretionary	13.6	2,678,290
Information Technology	13.4	2,645,766
Health Care	12.1	2,385,674
Materials	6.3	1,246,813
Consumer Staples	5.1	1,009,567
Energy	4.8	955,198
Utilities	0.7	133,068
Short-Term Investments	0.5	95,652

Total Investments	100.6%	$19,853,034

8	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value (identified cost, $19,110,690)	$19,757,382
Affiliated investment, at value (identified cost, $95,652)	95,652
Foreign currency, at value (identified cost, $4,851)	4,837
Dividends receivable	27,952
Interest receivable from affiliated investment	48
Receivable for investments sold	422,856
Receivable for Fund shares sold	5,083
Tax reclaims receivable	4,723
Receivable from affiliates	13,844
Total assets	$20,332,377

Liabilities
Demand note payable	$300,000
Payable for investments purchased	164,338
Payable for Fund shares redeemed	60,636
Payable to affiliates:
Investment adviser fee	12,624
Administration fee	2,525
Distribution and service fees	7,438
Trustees’ fees	460
Accrued expenses	48,677
Total liabilities	$596,698
Net Assets	$19,735,679

Sources of Net Assets
Paid-in capital	$20,400,667
Accumulated net realized loss	(1,475,339)
Accumulated undistributed net investment income	164,021
Net unrealized appreciation	646,330
Net Assets	$19,735,679

Class A Shares
Net Assets	$12,063,006
Shares Outstanding	1,022,200
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.80
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.52

Class C Shares
Net Assets	$5,742,357
Shares Outstanding	548,910
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.46

Class I Shares
Net Assets	$1,930,316
Shares Outstanding	159,625
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.09

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends (net of foreign taxes, $14,169)	$363,614
Interest allocated from affiliated investment	274
Expenses allocated from affiliated investment	(9)
Total investment income	$363,879

Expenses
Investment adviser fee	$82,157
Administration fee	16,431
Distribution and service fees
Class A	15,528
Class C	29,351
Trustees’ fees and expenses	709
Custodian fee	32,603
Transfer and dividend disbursing agent fees	23,183
Legal and accounting services	16,188
Printing and postage	7,988
Registration fees	20,796
Miscellaneous	10,159
Total expenses	$255,093
Deduct —
Allocation of expenses to affiliates	$84,296
Total expense reductions	$84,296

Net expenses	$170,797

Net investment income	$193,082

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,132,088)
Investment transactions allocated from affiliated investment	1
Foreign currency transactions	2,379
Net realized loss	$(1,129,708)
Change in unrealized appreciation (depreciation) —
Investments	$750,179
Foreign currency	(566)
Net change in unrealized appreciation (depreciation)	$749,613

Net realized and unrealized loss	$(380,095)

Net decrease in net assets from operations	$(187,013)

10	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income (loss)	$193,082	$(119,063)
Net realized gain (loss) from investment and foreign currency transactions	(1,129,708)	9,115,420
Net change in unrealized appreciation (depreciation) from investments and foreign currency	749,613	(11,757,058)
Net decrease in net assets from operations	$(187,013)	$(2,760,701)
Distributions to shareholders —
From net realized gain
Class A	$—	$(3,603,985)
Class B	—	(319,669)
Class C	—	(1,928,197)
Class I	—	(2,747,683)
Total distributions to shareholders	$—	$(8,599,534)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$519,867	$1,841,410
Class B	—	55,046
Class C	164,715	767,062
Class I	288,284	1,786,384
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	3,507,643
Class B	—	286,903
Class C	—	1,615,505
Class I	—	2,708,670
Cost of shares redeemed
Class A	(2,086,060)	(7,409,386)
Class B	—	(252,554)
Class C	(674,683)	(2,446,629)
Class I	(2,738,185)	(9,498,447)
Net asset value of shares exchanged
Class A	—	238,080
Class B	—	(238,080)
Net asset value of shares merged*
Class A	—	1,048,544
Class B	—	(1,048,544)
Net decrease in net assets from Fund share transactions	$(4,526,062)	$(7,038,393)

Net decrease in net assets	$(4,713,075)	$(18,398,628)

Net Assets
At beginning of period	$24,448,754	$42,847,382
At end of period	$19,735,679	$24,448,754

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$164,021	$(29,061)

*	At the close of business on December 18, 2015, Class B shares were merged into Class A shares.

11	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Financial Highlights

	Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$11.860		$17.120	$17.380	$14.230	$14.120	$14.510

Income (Loss) From Operations
Net investment income (loss)(1)	$0.109	(2)	$(0.030)	$(0.057)	$(0.053)	$0.020	$(0.012)
Net realized and unrealized gain (loss)	(0.169)		(1.220)	0.608	4.476	1.341	(0.233)

Total income (loss) from operations	$(0.060)		$(1.250)	$0.551	$4.423	$1.361	$(0.245)

Less Distributions
From net realized gain	$—		$(4.010)	$(0.811)	$(1.273)	$(1.251)	$(0.145)

Total distributions	$—		$(4.010)	$(0.811)	$(1.273)	$(1.251)	$(0.145)

Net asset value — End of period	$11.800		$11.860	$17.120	$17.380	$14.230	$14.120

Total Return(3)(4)	(0.51	)%(5)	(7.84)%	3.37%	31.47%	9.59%	(1.68)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,063		$13,747	$19,438	$24,197	$19,174	$22,099
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	1.40	%(7)	1.45%	1.45%	1.45%	1.45%	1.56%
Net investment income (loss)	1.91	%(7)	(0.18)%	(0.33)%	(0.32)%	0.14%	(0.09)%
Portfolio Turnover	41	%(5)	150%	37%	52%	36%	30%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.086 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.41%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.77%, 0.32%, 0.34%, 0.55%, 0.63% and 0.49% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.550		$15.820	$16.240	$13.460	$13.520	$14.000

Income (Loss) From Operations
Net investment income (loss)(1)	$0.058	(2)	$(0.138)	$(0.175)	$(0.165)	$(0.086)	$(0.115)
Net realized and unrealized gain (loss)	(0.148)		(1.122)	0.566	4.218	1.277	(0.220)

Total income (loss) from operations	$(0.090)		$(1.260)	$0.391	$4.053	$1.191	$(0.335)

Less Distributions
From net realized gain	$—		$(4.010)	$(0.811)	$(1.273)	$(1.251)	$(0.145)

Total distributions	$—		$(4.010)	$(0.811)	$(1.273)	$(1.251)	$(0.145)

Net asset value — End of period	$10.460		$10.550	$15.820	$16.240	$13.460	$13.520

Total Return(3)(4)	(0.85	)%(5)	(8.57)%	2.62%	30.51%	8.76%	(2.39)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,742		$6,316	$9,015	$9,876	$7,911	$8,702
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	2.15	%(7)	2.20%	2.20%	2.20%	2.20%	2.31%
Net investment income (loss)	1.14	%(7)	(0.93)%	(1.07)%	(1.07)%	(0.61)%	(0.83)%
Portfolio Turnover	41	%(5)	150%	37%	52%	36%	30%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.075 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been (0.33)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.77%, 0.32%, 0.34%, 0.55%, 0.63% and 0.49% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014		2013	2012	2011
Net asset value — Beginning of period	$12.130		$17.380	$17.590		$14.350	$14.190	$14.550

Income (Loss) From Operations
Net investment income (loss)(1)	$0.133	(3)	$0.001	$(0.000	)(2)	$(0.010)	$0.061	$0.035
Net realized and unrealized gain (loss)	(0.173)		(1.241)	0.601		4.523	1.350	(0.250)

Total income (loss) from operations	$(0.040)		$(1.240)	$0.601		$4.513	$1.411	$(0.215)

Less Distributions
From net realized gain	$—		$(4.010)	$(0.811)		$(1.273)	$(1.251)	$(0.145)

Total distributions	$—		$(4.010)	$(0.811)		$(1.273)	$(1.251)	$(0.145)

Net asset value — End of period	$12.090		$12.130	$17.380		$17.590	$14.350	$14.190

Total Return(4)(5)	(0.25	)%(6)	(7.67)%	3.61%		31.84%	9.89%	(1.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,930		$4,386	$12,753		$2,428	$1,598	$1,322
Ratios (as a percentage of average daily net assets):
Expenses(5)(7)	1.15	%(8)	1.20%	1.20%		1.20%	1.20%	1.28%
Net investment income (loss)	2.28	%(8)	0.01%	(0.00	)%(9)	(0.06)%	0.41%	0.24%
Portfolio Turnover	41	%(6)	150%	37%		52%	36%	30%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)

Net investment income per share reflects special dividends which amounted to $0.100 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.56%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.77%, 0.32%, 0.34%, 0.55%, 0.63% and 0.49% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than (0.005)%.

14	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on December 18, 2015, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A   Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2015, the Fund had a net capital loss of $309,810 attributable to security transactions incurred after October 31, 2015 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2016. Additionally, at December 31, 2015, the Fund had a late year ordinary loss of $575, related to certain specified losses realized after October 31, 2015, which it has elected to defer to the following taxable year pursuant to income tax regulations.

16

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,270,649

Gross unrealized appreciation	$2,011,264
Gross unrealized depreciation	(1,428,879)

Net unrealized appreciation	$582,385

3  Investment Adviser and Administration Fees and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended June 30, 2016, the investment adviser fee amounted to $82,157 or 0.75% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2016, the administration fee amounted to $16,431. BMR, EVM and EVMI have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40%, 2.15% and 1.15% (1.45%, 2.20% and 1.20% prior to January 4, 2016) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. Pursuant to this agreement, BMR, EVM and EVMI were allocated $84,296 in total of the Fund’s operating expenses for the six months ended June 30, 2016. This agreement may be changed or terminated after April 30, 2017. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2016, EVM earned $2,230 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $744 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $15,528 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2016, the Fund paid or accrued to EVD $22,013 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2016 amounted to $7,338 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

17

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2016, the Fund was informed that EVD received less than $100 of CDSCs paid by each of Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,135,299 and $14,125,038, respectively, for the six months ended June 30, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Sales	45,320	118,822
Issued to shareholders electing to receive payments of distributions in Fund shares	—	288,933
Redemptions	(182,141)	(489,328)
Merger from Class B shares	—	89,850
Exchange from Class B shares	—	15,326

Net increase (decrease)	(136,821)	23,603

Class B		Year Ended December 31, 2015(1)
Sales		4,448
Issued to shareholders electing to receive payments of distributions in Fund shares		26,394
Redemptions		(17,042)
Merger to Class A shares		(100,456)
Exchange to Class A shares		(16,713)

Net decrease		(103,369)

Class C	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Sales	16,339	58,343
Issued to shareholders electing to receive payments of distributions in Fund shares	—	149,446
Redemptions	(65,913)	(179,319)

Net increase (decrease)	(49,574)	28,470

18

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Sales	24,717	117,327
Issued to shareholders electing to receive payments of distributions in Fund shares	—	218,089
Redemptions	(226,604)	(707,763)

Net decrease	(201,887)	(372,347)

(1)	Offering of Class B shares was discontinued during the year ended December 31, 2015 (see Note 1).

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2016, the Fund had a balance outstanding pursuant to this line of credit of $300,000 at an interest rate of 1.41%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2016. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at June 30, 2016. The Fund’s average borrowings or allocated fees during the six months ended June 30, 2016 were not significant.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$278,281	$3,319,260		$—	$3,597,541
Developed Europe	83,315	3,700,872		—	3,784,187
Developed Middle East	114,401	—		—	114,401
North America	12,261,253	—		—	12,261,253

Total Common Stocks	$12,737,250	$7,020,132	*	$—	$19,757,382

Short-Term Investments	$—	$95,652		$—	$95,652

Total Investments	$12,737,250	$7,115,784		$—	$19,853,034

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements including, with respect to the Sub-adviser (defined below), information provided in connection with the meeting of the Board held on November 16, 2015.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

21

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Small-Cap Fund (the “Fund”) with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), each an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. The Board considered the development of the international investment capabilities of the Sub-adviser, which is based in London, and the potential benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including

22

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board noted that actions are being taken by the Adviser to address Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

23

Eaton Vance

Global Small-Cap Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Global Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Small-Cap Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7723    6.30.16

Eaton Vance

Special Equities Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

Special Equities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Special Equities Fund

June 30, 2016

Performance1,2

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/22/1968	04/22/1968	4.23%	–6.20%	5.98%	6.44%
Class A with 5.75% Maximum Sales Charge	—	—	–1.75	–11.60	4.74	5.81
Class C at NAV	11/17/1994	04/22/1968	3.83	–6.84	5.21	5.65
Class C with 1% Maximum Sales Charge	—	—	2.83	–7.64	5.21	5.65
Class I at NAV	07/29/2011	04/22/1968	4.33	–5.95	6.26	6.58
Russell 2500™ Index	—	—	3.98%	–3.67%	9.47%	7.31%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.32%	2.06%	1.07%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Pinnacle Foods, Inc.	3.0%

Balchem Corp.	2.7

ServiceMaster Global Holdings, Inc.	2.6

Helen of Troy, Ltd.	2.2

Federal Realty Investment Trust	2.1

ICU Medical, Inc.	2.1

Multi-Color Corp.	2.0

CubeSmart	2.0

Hexcel Corp.	2.0

First American Financial Corp.	2.0

Total	22.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Special Equities Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Special Equities Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,042.30	$7.21	1.42%
Class C	$1,000.00	$1,038.30	$11.00	2.17%
Class I	$1,000.00	$1,043.30	$5.94	1.17%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.80	$7.12	1.42%
Class C	$1,000.00	$1,014.10	$10.87	2.17%
Class I	$1,000.00	$1,019.00	$5.87	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015.

4

Eaton Vance

Special Equities Fund

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value

Aerospace & Defense — 3.8%
Curtiss Wright Corp.	2,290	$192,933
Hexcel Corp.	18,210	758,264
Mercury Systems, Inc.(1)	19,916	495,112

		$1,446,309

Banks — 5.6%
Bank of the Ozarks, Inc.	13,110	$491,887
BankUnited, Inc.	12,194	374,600
Eagle Bancorp, Inc.(1)	4,420	212,646
First Republic Bank	9,035	632,360
PrivateBancorp, Inc.	10,240	450,867

		$2,162,360

Building Products — 1.5%
Armstrong World Industries, Inc.(1)	15,125	$592,144

		$592,144

Capital Markets — 0.7%
Lazard, Ltd., Class A	9,180	$273,380

		$273,380

Chemicals — 3.5%
Balchem Corp.	17,700	$1,055,805
Chemtura Corp.(1)	10,830	285,695

		$1,341,500

Commercial Services & Supplies — 5.4%
Interface, Inc.	47,570	$725,442
Multi-Color Corp.	12,120	768,408
Team, Inc.(1)	23,860	592,444

		$2,086,294

Communications Equipment — 1.4%
Infinera Corp.(1)	46,320	$522,490

		$522,490

Construction Materials — 1.0%
US Concrete, Inc.(1)	6,615	$402,920

		$402,920

Security	Shares	Value

Distributors — 1.7%
LKQ Corp.(1)	20,135	$638,280

		$638,280

Diversified Consumer Services — 3.6%
Grand Canyon Education, Inc.(1)	9,030	$360,478
ServiceMaster Global Holdings, Inc.(1)	25,360	1,009,328

		$1,369,806

Electric Utilities — 1.5%
Alliant Energy Corp.	7,270	$288,619
Pinnacle West Capital Corp.	3,635	294,653

		$583,272

Electrical Equipment — 1.7%
AMETEK, Inc.	14,025	$648,376

		$648,376

Electronic Equipment, Instruments & Components — 1.6%
FEI Co.	2,750	$293,920
MTS Systems Corp.	7,798	341,864

		$635,784

Food & Staples Retailing — 0.6%
Sprouts Farmers Market, Inc.(1)	9,805	$224,535

		$224,535

Food Products — 3.0%
Pinnacle Foods, Inc.	24,985	$1,156,556

		$1,156,556

Health Care Equipment & Supplies — 10.1%
Bard (C.R.), Inc.	3,125	$734,875
Hill-Rom Holdings, Inc.	7,455	376,105
ICU Medical, Inc.(1)	7,015	790,941
Integra LifeSciences Holdings Corp.(1)	7,636	609,200
Teleflex, Inc.	3,770	668,459
West Pharmaceutical Services, Inc.	9,180	696,578

		$3,876,158

Health Care Providers & Services — 3.0%
AmSurg Corp.(1)	4,980	$386,149
MEDNAX, Inc.(1)	5,780	418,646

5	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services (continued)
Team Health Holdings, Inc.(1)	8,705	$354,032

		$1,158,827

Household Durables — 2.2%
Helen of Troy, Ltd.(1)	8,120	$835,061

		$835,061

Household Products — 1.5%
Church & Dwight Co., Inc.	5,480	$563,837

		$563,837

Insurance — 4.8%
First American Financial Corp.	18,790	$755,734
Horace Mann Educators Corp.	18,710	632,211
RLI Corp.	6,605	454,292

		$1,842,237

Internet Software & Services — 0.9%
Akamai Technologies, Inc.(1)	6,210	$347,325

		$347,325

IT Services — 3.5%
Black Knight Financial Services, Inc., Class A(1)	3,870	$145,512
Euronet Worldwide, Inc.(1)	10,340	715,425
Genpact, Ltd.(1)	17,560	471,310

		$1,332,247

Leisure Products — 0.4%
Vista Outdoor, Inc.(1)	3,340	$159,418

		$159,418

Life Sciences Tools & Services — 2.4%
Cambrex Corp.(1)	6,430	$332,624
VWR Corp.(1)	20,525	593,172

		$925,796

Machinery — 1.9%
RBC Bearings, Inc.(1)	10,010	$725,725

		$725,725

Marine — 1.9%
Kirby Corp.(1)	11,615	$724,660

		$724,660

Security	Shares	Value

Multi-Utilities — 0.7%
CMS Energy Corp.	6,310	$289,377

		$289,377

Oil, Gas & Consumable Fuels — 5.0%
Diamondback Energy, Inc.(1)	7,505	$684,531
PDC Energy, Inc.(1)	12,135	699,097
Rice Energy, Inc.(1)	24,220	533,809

		$1,917,437

Pharmaceuticals — 1.0%
Jazz Pharmaceuticals PLC(1)	2,605	$368,113

		$368,113

Real Estate Investment Trusts (REITs) — 9.9%
Acadia Realty Trust	3,010	$106,915
CubeSmart	24,795	765,669
DCT Industrial Trust, Inc.	10,945	525,798
Essex Property Trust, Inc.	1,940	442,495
Extra Space Storage, Inc.	2,290	211,917
Federal Realty Investment Trust	4,920	814,506
Paramount Group, Inc.	30,140	480,432
Post Properties, Inc.	7,185	438,644

		$3,786,376

Road & Rail — 2.1%
Kansas City Southern	5,370	$483,783
Landstar System, Inc.	4,985	342,270

		$826,053

Semiconductors & Semiconductor Equipment — 2.5%
Cirrus Logic, Inc.(1)	7,932	$307,682
Cypress Semiconductor Corp.	29,045	306,425
MACOM Technology Solutions Holdings, Inc.(1)	10,727	353,776

		$967,883

Software — 3.7%
Mentor Graphics Corp.	33,765	$717,844
Verint Systems, Inc.(1)	21,480	711,632

		$1,429,476

Specialty Retail — 2.8%
Burlington Stores, Inc.(1)	9,255	$617,401
Sally Beauty Holdings, Inc.(1)	15,920	468,207

		$1,085,608

6	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.8%
Kate Spade & Co.(1)	4,515	$93,054
Steven Madden, Ltd.(1)	5,795	198,073

		$291,127

Thrifts & Mortgage Finance — 1.1%
Essent Group, Ltd.(1)	19,125	$417,116

		$417,116

Total Common Stocks (identified cost $33,706,137)		$37,953,863

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$610	$609,521

Total Short-Term Investments (identified cost $609,521)		$609,521

Total Investments — 100.4% (identified cost $34,315,658)		$38,563,384

Other Assets, Less Liabilities — (0.4)%		$(161,947)

Net Assets — 100.0%		$38,401,437

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

7	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value (identified cost, $33,706,137)	$37,953,863
Affiliated investment, at value (identified cost, $609,521)	609,521
Dividends receivable	37,078
Interest receivable from affiliated investment	259
Receivable for Fund shares sold	2,174
Total assets	$38,602,895

Liabilities
Payable for Fund shares redeemed	$126,534
Payable to affiliates:
Investment adviser fee	20,176
Distribution and service fees	8,386
Trustees’ fees	700
Accrued expenses	45,662
Total liabilities	$201,458
Net Assets	$38,401,437

Sources of Net Assets
Paid-in capital	$33,249,061
Accumulated net realized gain	962,018
Accumulated net investment loss	(57,368)
Net unrealized appreciation	4,247,726
Net Assets	$38,401,437

Class A Shares
Net Assets	$30,689,396
Shares Outstanding	1,545,983
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.85
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$21.06

Class C Shares
Net Assets	$2,390,065
Shares Outstanding	131,925
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.12

Class I Shares
Net Assets	$5,321,976
Shares Outstanding	264,132
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.15

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends	$226,210
Interest allocated from affiliated investment	2,153
Expenses allocated from affiliated investment	(74)
Total investment income	$228,289

Expenses
Investment adviser fee	$126,339
Distribution and service fees
Class A	37,296
Class C	12,400
Trustees’ fees and expenses	1,285
Custodian fee	15,745
Transfer and dividend disbursing agent fees	39,029
Legal and accounting services	19,093
Printing and postage	7,811
Registration fees	20,202
Miscellaneous	6,457
Total expenses	$285,657

Net investment loss	$(57,368)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$962,336
Investment transactions allocated from affiliated investment	4
Net realized gain	$962,340
Change in unrealized appreciation (depreciation) —
Investments	$700,738
Net change in unrealized appreciation (depreciation)	$700,738

Net realized and unrealized gain	$1,663,078

Net increase in net assets from operations	$1,605,710

9	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment loss	$(57,368)	$(228,811)
Net realized gain from investment transactions	962,340	7,475,617
Net change in unrealized appreciation (depreciation) from investments	700,738	(8,191,380)
Net increase (decrease) in net assets from operations	$1,605,710	$(944,574)
Distributions to shareholders —
From net realized gain
Class A	$(802,180)	$(3,278,132)
Class C	(70,004)	(332,993)
Class I	(133,410)	(959,849)
Total distributions to shareholders	$(1,005,594)	$(4,570,974)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$642,255	$843,002
Class C	86,853	921,099
Class I	924,934	2,319,829
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	680,447	2,758,235
Class C	62,006	296,399
Class I	46,525	621,085
Cost of shares redeemed
Class A	(1,993,141)	(4,302,298)
Class C	(658,607)	(757,071)
Class I	(4,932,167)	(12,577,911)
Net decrease in net assets from Fund share transactions	$(5,140,895)	$(9,877,631)

Net decrease in net assets	$(4,540,779)	$(15,393,179)

Net Assets
At beginning of period	$42,942,216	$58,335,395
At end of period	$38,401,437	$42,942,216

Accumulated net investment loss included in net assets
At end of period	$(57,368)	$—

10	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2016

Financial Highlights

	Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012		2011
Net asset value — Beginning of period	$19.550		$22.460	$22.070	$16.260	$15.250		$15.940

Income (Loss) From Operations
Net investment loss(1)	$(0.027)		$(0.111)	$(0.113)	$(0.087)	$(0.030)		$(0.106	)(2)
Net realized and unrealized gain (loss)	0.851		(0.539)	0.503	6.017	1.040		(0.584)

Total income (loss) from operations	$0.824		$(0.650)	$0.390	$5.930	$1.010		$(0.690)

Less Distributions
From net investment income	$—		$—	$—	$(0.120)	$—		$—
From net realized gain	(0.524)		(2.260)	—	—	—		—

Total distributions	$(0.524)		$(2.260)	$—	$(0.120)	$—		$—

Net asset value — End of period	$19.850		$19.550	$22.460	$22.070	$16.260		$15.250

Total Return(3)	4.23	%(4)	(2.99)%	1.77%	36.54%	6.62%		(4.33)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,689		$30,930	$35,786	$42,046	$35,592		$40,087
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.42	%(7)	1.32%	1.31%	1.31%	1.43%		1.40%
Net investment loss	(0.28	)%(7)	(0.48)%	(0.52)%	(0.45)%	(0.18)%		(0.65	)%(2)
Portfolio Turnover of the Portfolio(8)	—		—	—	—	26	%(4)	84%
Portfolio Turnover of the Fund	36	%(4)	83%	55%	61%	37	%(4)(9)	—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.023 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (0.80)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012		2011
Net asset value — Beginning of period	$17.960		$20.970	$20.760	$15.390	$14.550		$15.320

Income (Loss) From Operations
Net investment loss(1)	$(0.091)		$(0.262)	$(0.260)	$(0.216)	$(0.146)		$(0.219	)(2)
Net realized and unrealized gain (loss)	0.775		(0.488)	0.470	5.683	0.986		(0.551)

Total income (loss) from operations	$0.684		$(0.750)	$0.210	$5.467	$0.840		$(0.770)

Less Distributions
From net investment income	$—		$—	$—	$(0.097)	$—		$—
From net realized gain	(0.524)		(2.260)	—	—	—		—

Total distributions	$(0.524)		$(2.260)	$—	$(0.097)	$—		$—

Net asset value — End of period	$18.120		$17.960	$20.970	$20.760	$15.390		$14.550

Total Return(3)	3.83	%(4)	(3.68)%	1.01%	35.59%	5.77%		(5.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,390		$2,925	$2,913	$3,280	$2,818		$4,146
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.17	%(7)	2.06%	2.06%	2.06%	2.19%		2.15%
Net investment loss	(1.04	)%(7)	(1.22)%	(1.26)%	(1.20)%	(0.96)%		(1.41	)%(2)
Portfolio Turnover of the Portfolio(8)	—		—	—	—	26	%(4)	84%
Portfolio Turnover of the Fund	36	%(4)	83%	55%	61%	37	%(4)(9)	—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.021 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (1.55)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2011(1)
			2015	2014	2013	2012
Net asset value — Beginning of period	$19.820		$22.670	$22.220	$16.320	$15.270		$16.300

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.005)		$(0.047)	$(0.056)	$(0.029)	$0.010		$(0.021)
Net realized and unrealized gain (loss)	0.859		(0.543)	0.506	6.044	1.040		(1.009)

Total income (loss) from operations	$0.854		$(0.590)	$0.450	$6.015	$1.050		$(1.030)

Less Distributions
From net investment income	$—		$—	$—	$(0.115)	$—		$—
From net realized gain	(0.524)		(2.260)	—	—	—		—

Total distributions	$(0.524)		$(2.260)	$—	$(0.115)	$—		$—

Net asset value — End of period	$20.150		$19.820	$22.670	$22.220	$16.320		$15.270

Total Return(3)	4.33	%(4)	(2.70)%	2.03%	36.93%	6.88%		(6.32	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,322		$9,087	$19,636	$18,404	$11,550		$9,042
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.17	%(7)	1.07%	1.06%	1.06%	1.18%		1.15	%(7)
Net investment income (loss)	(0.05	)%(7)	(0.20)%	(0.25)%	(0.15)%	0.06%		(0.32	)%(7)
Portfolio Turnover of the Portfolio(8)	—		—	—	—	26	%(4)	84	%(9)
Portfolio Turnover of the Fund	36	%(4)	83%	55%	61%	37	%(4)(10)	—

(1)	For the period from commencement of operations on July 29, 2011 to December 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the Portfolio’s year ended December 31, 2011.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Eaton Vance

Special Equities Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,315,613

Gross unrealized appreciation	$6,035,655
Gross unrealized depreciation	(1,787,884)

Net unrealized appreciation	$4,247,771

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2016, the Fund’s investment adviser fee amounted to $126,339. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2016, EVM earned $7,169 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,161 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $37,296 for Class A shares.

15

Eaton Vance

Special Equities Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2016, the Fund paid or accrued to EVD $9,300 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2016 amounted to $3,100 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2016, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $14,460,102 and $20,406,743, respectively, for the six months ended June 30, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	33,395	37,424
Issued to shareholders electing to receive payments of distributions in Fund shares	34,523	139,657
Redemptions	(103,719)	(188,856)

Net decrease	(35,801)	(11,775)

Class C	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	4,983	43,078
Issued to shareholders electing to receive payments of distributions in Fund shares	3,447	16,340
Redemptions	(39,408)	(35,467)

Net increase (decrease)	(30,978)	23,951

16

Eaton Vance

Special Equities Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	50,186	101,850
Issued to shareholders electing to receive payments of distributions in Fund shares	2,326	31,039
Redemptions	(246,963)	(540,634)

Net decrease	(194,451)	(407,745)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$37,953,863	*	$—	$—	$37,953,863
Short-Term Investments	—		609,521	—	609,521

Total Investments	$37,953,863		$609,521	$—	$38,563,384

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Special Equities Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Eaton Vance

Special Equities Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Special Equities Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

19

Eaton Vance

Special Equities Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2015 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

20

Eaton Vance

Special Equities Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Special Equities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Special Equities Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7701 6.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 18, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 18, 2016